UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Allspring Master Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 10 of its series:

Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio and Allspring U.S. REIT Portfolio.

Date of reporting period:        February 28, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
February 28, 2023
Allspring Bloomberg US
Aggregate ex-Corporate Portfolio

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk
Ten largest holdings (%) as of February 28, 2023[1]
FNMA, 2.00%, 2-1-2052	5.03
FNMA, 2.50%, 1-1-2052	4.44
U.S. Treasury Note, 1.88%, 8-31-2024	2.55
U.S. Treasury Bond, 5.25%, 11-15-2028	2.42
U.S. Treasury Note, 1.25%, 8-31-2024	2.34
FNMA, 2.00%, 2-1-2052	2.13
U.S. Treasury Bond, 1.13%, 5-15-2040	2.11
U.S. Treasury Note, 0.25%, 5-31-2025	2.00
U.S. Treasury Bond, 3.00%, 5-15-2047	1.90
U.S. Treasury Note, 0.75%, 11-15-2024	1.89
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.80%
FFCB	0.30%	3-28-2024	$100,000	$ 94,805
FFCB	0.48	9-3-2024	70,000	65,183
FFCB	0.57	7-2-2024	50,000	46,969
FFCB	1.55	7-26-2030	160,000	128,088
FFCB	1.57	4-5-2028	360,000	309,552
FFCB	1.79	6-22-2035	60,000	43,194
FFCB	4.25	9-30-2025	30,000	29,680
FHLB	0.38	3-15-2024	610,000	579,695
FHLB	0.96	3-5-2026	30,000	26,773
FHLB	1.50	8-15-2024	10,000	9,498
FHLB	2.75	12-13-2024	10,000	9,621
FHLB	2.88	9-13-2024	60,000	58,087
FHLB	3.00	3-10-2028	10,000	9,393
FHLB	3.25	9-13-2024	260,000	252,609
FHLB	4.75	3-8-2024	210,000	208,788
FHLB	5.50	7-15-2036	10,000	11,175
FHLB	5.63	3-14-2036	10,000	11,077
FHLMC	0.38	7-21-2025	270,000	243,709
FHLMC	0.62	12-1-2025	460,000	410,130
FHLMC	1.50	11-1-2035	776,981	671,764
FHLMC	1.50	3-1-2037	2,338,627	2,021,533
FHLMC	1.50	6-1-2051	3,010,542	2,328,303
FHLMC	2.50	3-1-2032	1,444,927	1,334,489
FHLMC	3.00	2-1-2047	2,711,814	2,436,485
FHLMC	3.00	3-1-2048	42,631	38,136
FHLMC	3.00	6-1-2050	749,540	671,882
FHLMC	3.00	7-1-2050	1,894,115	1,697,881
FHLMC	3.00	8-1-2050	918,732	823,534
FHLMC	3.00	3-1-2052	493,875	435,308
FHLMC	3.50	2-1-2044	4,683,626	4,396,026
FHLMC	3.50	4-1-2045	201,413	188,084
FHLMC	3.50	5-1-2052	492,768	449,039
FHLMC	4.00	11-25-2024	180,000	176,135
FHLMC	6.00	7-1-2040	1,111,927	1,151,449
FHLMC	6.75	3-15-2031	70,000	82,200
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3 ±±	3.12	10-25-2031	70,000	63,050
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	46,661	46,406
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	57,220	56,808
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	53,912	53,488
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	42,971
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	402,158
FHLMC Series K152 Class A1	2.83	5-25-2030	270,948	249,907
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	113,089
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	37,615
FNMA	0.50	11-7-2025	20,000	17,931
FNMA	0.63	4-22-2025	650,000	595,215
FNMA	1.50	2-1-2052	664,906	514,218
FNMA	2.00	4-1-2037	793,005	703,678
FNMA	2.00	6-1-2037	692,915	614,846
FNMA	2.00	6-1-2037	2,793,033	2,478,390
FNMA	2.00	1-1-2041	762,618	644,085
FNMA	2.00	2-1-2042	802,800	680,518
FNMA	2.00	2-1-2052	16,083,042	13,114,602
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.00%	2-1-2052	$6,792,522	$ 5,543,255
FNMA	2.50	2-1-2035	705,469	647,987
FNMA	2.50	11-1-2050	3,035,265	2,608,840
FNMA	2.50	1-1-2052	13,632,790	11,560,349
FNMA %%	2.50	3-13-2053	500,000	423,496
FNMA	3.00	12-1-2026	851,142	822,157
FNMA	3.00	12-1-2030	213,992	202,057
FNMA	3.00	1-1-2034	131,540	123,355
FNMA	3.00	8-1-2036	97,535	89,015
FNMA	3.00	2-1-2037	534,246	487,578
FNMA	3.00	8-1-2043	1,096,239	992,143
FNMA	3.00	11-1-2046	1,226,697	1,110,241
FNMA	3.00	12-1-2047	602,754	539,141
FNMA	3.50	4-1-2034	1,095,953	1,056,874
FNMA	3.50	1-1-2035	77,868	74,415
FNMA	3.50	4-1-2037	362,946	343,670
FNMA	3.50	6-1-2042	227,147	213,055
FNMA	3.50	7-1-2042	336,577	315,771
FNMA	3.50	9-1-2043	757,517	709,872
FNMA	3.50	3-1-2048	223,042	206,098
FNMA	4.00	6-1-2042	289,263	278,118
FNMA	4.00	8-1-2043	1,515,153	1,453,521
FNMA	4.00	12-1-2047	877,496	841,150
FNMA	4.00	2-1-2048	1,335,182	1,302,562
FNMA	4.00	6-1-2048	235,377	225,030
FNMA	4.00	8-1-2048	159,426	151,932
FNMA	4.00	2-1-2050	379,509	359,630
FNMA %%	4.00	3-13-2053	500,000	469,297
FNMA	4.50	5-1-2040	164,240	163,054
FNMA	4.50	2-1-2047	1,055,750	1,036,446
FNMA	4.50	4-1-2048	304,029	298,258
FNMA	4.50	8-1-2048	16,983	16,587
FNMA	4.50	9-1-2052	1,476,239	1,426,570
FNMA	5.00	1-1-2042	133,294	135,138
FNMA	5.00	6-1-2045	596,666	601,222
FNMA	5.00	7-1-2045	812,047	818,259
FNMA	5.50	9-1-2040	1,137,486	1,168,457
FNMA	6.00	5-1-2041	67,475	69,750
FNMA	6.21	8-6-2038	60,000	70,591
FNMA	6.25	5-15-2029	100,000	111,010
FNMA	7.13	1-15-2030	20,000	23,552
FNMA	7.25	5-15-2030	130,000	154,675
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	205,393
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	101,506	94,193
FNMA Series 2017-M1 Class A2 ±±	2.41	10-25-2026	210,562	193,737
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	865,000	787,106
FNMA Series 2017-M5 Class A2 ±±	3.10	4-25-2029	57,060	53,064
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	14,247	13,325
FNMA Series 2018-M13 Class A2 ±±	3.74	9-25-2030	73,169	69,436
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,737,536	1,632,553
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	190,837	175,483
GNMA %%	2.00	3-21-2053	5,515,000	4,622,152
GNMA	2.50	3-20-2052	4,590,660	3,971,064
GNMA	2.50	4-20-2052	907,015	784,594
GNMA	3.00	4-20-2045	2,079,362	1,903,329
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	3.00%	11-20-2045	$170,782	$ 155,794
GNMA	3.00	3-20-2046	353,806	322,234
GNMA	3.00	12-20-2049	188,103	169,614
GNMA	3.00	10-20-2050	1,320,175	1,190,335
GNMA	3.50	2-20-2045	1,031,339	963,439
GNMA	3.50	6-20-2045	685,328	639,392
GNMA	3.50	11-20-2045	791,602	738,542
GNMA	3.50	7-20-2047	171,812	160,321
GNMA	3.50	5-20-2048	48,134	44,864
GNMA	4.00	8-20-2044	451,635	438,069
GNMA	4.00	12-20-2047	1,040,051	997,216
GNMA	4.50	7-20-2052	966,414	937,833
GNMA %%	5.00	3-21-2053	1,080,000	1,067,006
TVA	2.88	2-1-2027	35,000	32,813
TVA	4.63	9-15-2060	55,000	52,813
TVA	4.65	6-15-2035	9,000	9,031
TVA	4.70	7-15-2033	90,000	91,599
TVA	5.38	4-1-2056	50,000	54,212
TVA	5.50	6-15-2038	30,000	32,205
TVA	5.88	4-1-2036	10,000	11,154
Total Agency securities (Cost $112,574,505)				103,737,342
Asset-backed securities: 0.35%
BMW Vehicle Lease Trust Series 2021-2 Class A3	0.33	12-26-2024	159,758	156,594
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	179,348
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	124,985
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	99,945
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	63,365
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	104,697
T-Mobile US Trust Series 2022-1A Class A 144A	4.91	5-22-2028	190,000	188,966
Total Asset-backed securities (Cost $940,153)				917,900
Municipal obligations: 0.87%
California: 0.32%
Education revenue: 0.03%
California Series B	3.90	11-1-2047	15,000	13,075
University of California Series AD	4.86	5-15-2112	70,000	63,469
				76,544
GO revenue: 0.15%
California Build America Bonds Various Purpose	1.75	11-1-2030	110,000	88,964
California Build America Bonds Various Purpose	7.35	11-1-2039	70,000	85,854
California Build America Bonds Various Purpose	7.50	4-1-2034	100,000	121,852
California Build America Bonds Various Purpose	7.60	11-1-2040	15,000	19,351
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	6,289
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Los Angeles CA Unified School District Build America Bonds	5.75%	7-1-2034	$15,000	$ 15,783
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	62,097
				400,190
Health revenue: 0.03%
University of California Series AD	3.26	5-15-2060	90,000	62,312
Transportation revenue: 0.08%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	119,215
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	17,939
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	60,000	77,124
				214,278
Utilities revenue: 0.03%
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	64,998
Florida: 0.06%
Miscellaneous revenue: 0.06%
Florida Board of Administrative Finance Corporation Series A	2.15	7-1-2030	200,000	163,737
Georgia: 0.01%
Utilities revenue: 0.01%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	10,367
Illinois: 0.09%
GO revenue: 0.02%
Illinois Taxable Pension	5.10	6-1-2033	50,000	49,135
Miscellaneous revenue: 0.02%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	47,427
Tax revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	115,000	128,921
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	4,941
Massachusetts: 0.05%
GO revenue: 0.05%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	131,615
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	4,941
				136,556
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.06%
Transportation revenue: 0.06%
New Jersey Transportation Trust	6.56%	12-15-2040	$60,000	$ 66,695
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	85,484
				152,179
New York: 0.12%
Airport revenue: 0.05%
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	87,394
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	43,930
				131,324
Tax revenue: 0.07%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	174,420
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	10,654
Ohio: 0.00%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	4,991
Oregon: 0.02%
Tax revenue: 0.02%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	54,238
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	5,399
Texas: 0.11%
Airport revenue: 0.05%
Dallas Fort Worth TX International Airport Refunding Bonds Series 2021C	2.84	11-1-2046	170,000	126,638
GO revenue: 0.03%
Texas Transportation Commission	2.56	4-1-2042	90,000	67,900
Transportation revenue: 0.03%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	52,764
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	39,083
				91,847
Wisconsin: 0.03%
Tax revenue: 0.03%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	75,440
Total Municipal obligations (Cost $2,677,868)				2,254,436
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 0.72%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40%	1-15-2051	$20,193	$ 19,028
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	128,498
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	18,542
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	52,514
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.75	2-10-2049	40,000	36,259
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.75	2-10-2049	95,000	76,426
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class B	4.23	4-10-2049	110,000	100,322
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	124,068
Commercial Mortgage Trust Series 2014-UBS5 Class C ±±	4.61	9-10-2047	195,000	171,661
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.44	12-10-2047	60,000	54,592
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	52,967	50,845
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.33	10-10-2049	65,000	57,001
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	204,054
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	68,003
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	174,550
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	131,594
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	7,736	7,684
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	190,335
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	169,285	160,916
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	56,900
Total Non-agency mortgage-backed securities (Cost $2,066,418)				1,883,792
U.S. Treasury securities: 52.59%
U.S. Treasury Bond	1.13	5-15-2040	8,680,000	5,493,830
U.S. Treasury Bond	1.13	8-15-2040	955,000	601,463
U.S. Treasury Bond	1.38	11-15-2040	735,000	482,947
U.S. Treasury Bond	1.63	11-15-2050	440,000	269,586
U.S. Treasury Bond	1.88	2-15-2041	315,000	225,139
U.S. Treasury Bond	1.88	2-15-2051	2,065,000	1,348,219
U.S. Treasury Bond	2.00	2-15-2050	1,865,000	1,261,498
U.S. Treasury Bond	2.00	8-15-2051	2,940,000	1,976,116
U.S. Treasury Bond	2.25	5-15-2041	300,000	227,941
U.S. Treasury Bond	2.25	8-15-2046	390,000	281,394
U.S. Treasury Bond	2.38	5-15-2051	1,920,000	1,409,475
U.S. Treasury Bond	2.50	2-15-2045	555,000	423,990
U.S. Treasury Bond	2.50	2-15-2046	100,000	75,996
U.S. Treasury Bond	2.50	5-15-2046	200,000	151,977
U.S. Treasury Bond	2.75	11-15-2042	340,000	276,316
U.S. Treasury Bond	2.75	8-15-2047	270,000	214,639
U.S. Treasury Bond	2.75	11-15-2047	270,000	214,682
U.S. Treasury Bond	2.88	5-15-2043	605,000	500,496
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	2.88%	8-15-2045	$265,000	$ 216,120
U.S. Treasury Bond	2.88	11-15-2046	265,000	215,923
U.S. Treasury Bond	2.88	5-15-2052	645,000	528,169
U.S. Treasury Bond	3.00	5-15-2042	145,000	123,403
U.S. Treasury Bond	3.00	5-15-2045	105,000	87,642
U.S. Treasury Bond	3.00	11-15-2045	35,000	29,177
U.S. Treasury Bond	3.00	2-15-2047	310,000	258,027
U.S. Treasury Bond	3.00	5-15-2047	5,961,000	4,963,930
U.S. Treasury Bond	3.00	2-15-2048	435,000	362,579
U.S. Treasury Bond	3.00	2-15-2049	320,000	267,750
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	952,728
U.S. Treasury Bond	3.13	2-15-2043	475,000	409,298
U.S. Treasury Bond	3.13	8-15-2044	110,000	94,063
U.S. Treasury Bond	3.13	5-15-2048	250,000	213,408
U.S. Treasury Bond	3.38	5-15-2044	20,000	17,838
U.S. Treasury Bond	3.63	8-15-2043	110,000	102,416
U.S. Treasury Bond	3.63	2-15-2044	35,000	32,478
U.S. Treasury Bond	3.75	8-15-2041	35,000	33,590
U.S. Treasury Bond	3.75	11-15-2043	350,000	331,680
U.S. Treasury Bond	3.88	8-15-2040	195,000	191,306
U.S. Treasury Bond	4.25	11-15-2040	480,000	493,631
U.S. Treasury Bond	5.25	11-15-2028	5,975,000	6,308,760
U.S. Treasury Bond	5.50	8-15-2028	275,000	292,230
U.S. Treasury Bond	6.13	11-15-2027	245,000	264,686
U.S. Treasury Bond	6.38	8-15-2027	50,000	54,195
U.S. Treasury Bond	6.88	8-15-2025	895,000	941,218
U.S. Treasury Note	0.25	3-15-2024	2,690,000	2,557,602
U.S. Treasury Note	0.25	5-15-2024	1,265,000	1,193,152
U.S. Treasury Note	0.25	5-31-2025	5,750,000	5,208,242
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,170,660
U.S. Treasury Note	0.25	8-31-2025	3,980,000	3,574,538
U.S. Treasury Note	0.50	2-28-2026	460,000	408,951
U.S. Treasury Note	0.63	7-31-2026	3,145,000	2,770,671
U.S. Treasury Note	0.63	11-30-2027	4,585,000	3,884,892
U.S. Treasury Note	0.63	12-31-2027	2,300,000	1,944,219
U.S. Treasury Note	0.63	5-15-2030	870,000	688,116
U.S. Treasury Note	0.63	8-15-2030	2,100,000	1,651,617
U.S. Treasury Note	0.75	11-15-2024	5,290,000	4,928,999
U.S. Treasury Note	0.75	5-31-2026	260,000	231,166
U.S. Treasury Note	0.75	8-31-2026	3,235,000	2,855,140
U.S. Treasury Note	0.75	1-31-2028	1,230,000	1,043,770
U.S. Treasury Note	0.88	6-30-2026	1,925,000	1,715,656
U.S. Treasury Note	1.00	7-31-2028	2,885,000	2,446,841
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,726,020
U.S. Treasury Note	1.13	8-31-2028	3,010,000	2,565,907
U.S. Treasury Note	1.25	8-31-2024	6,445,000	6,092,287
U.S. Treasury Note	1.25	3-31-2028	485,000	420,529
U.S. Treasury Note	1.25	9-30-2028	2,230,000	1,910,221
U.S. Treasury Note	1.25	8-15-2031	3,115,000	2,525,219
U.S. Treasury Note	1.38	10-31-2028	1,720,000	1,481,216
U.S. Treasury Note	1.38	11-15-2031	2,455,000	1,998,428
U.S. Treasury Note	1.50	10-31-2024	225,000	212,660
U.S. Treasury Note	1.50	8-15-2026	545,000	494,630
U.S. Treasury Note	1.50	11-30-2028	1,595,000	1,381,357
U.S. Treasury Note	1.63	5-15-2026	1,255,000	1,149,943
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.75%	6-30-2024	$1,655,000	$ 1,584,339
U.S. Treasury Note	1.88	8-31-2024	6,960,000	6,641,091
U.S. Treasury Note	1.88	2-15-2032	2,140,000	1,812,898
U.S. Treasury Note	1.88	11-15-2051	1,180,000	767,461
U.S. Treasury Note	2.00	2-15-2025	340,000	322,256
U.S. Treasury Note	2.00	8-15-2025	150,000	140,953
U.S. Treasury Note	2.13	11-30-2024	995,000	948,748
U.S. Treasury Note	2.13	5-15-2025	880,000	832,425
U.S. Treasury Note	2.25	4-30-2024	1,370,000	1,325,529
U.S. Treasury Note	2.25	11-15-2024	640,000	612,100
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,416,899
U.S. Treasury Note	2.25	11-15-2025	20,000	18,831
U.S. Treasury Note	2.25	11-15-2027	20,000	18,325
U.S. Treasury Note	2.38	3-31-2029	145,000	131,412
U.S. Treasury Note	2.38	5-15-2029	100,000	90,492
U.S. Treasury Note	2.50	4-30-2024	2,150,000	2,085,752
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,599,286
U.S. Treasury Note	2.50	2-28-2026	800,000	756,125
U.S. Treasury Note	2.63	12-31-2025	95,000	90,332
U.S. Treasury Note	2.63	2-15-2029	3,060,000	2,816,873
U.S. Treasury Note	2.75	2-15-2024	670,000	654,977
U.S. Treasury Note	2.75	2-28-2025	90,000	86,523
U.S. Treasury Note	2.75	8-15-2032	4,280,000	3,889,450
U.S. Treasury Note	2.88	5-31-2025	1,025,000	985,041
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,096,248
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,154,969
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,352,243
U.S. Treasury Note	2.88	5-15-2032	350,000	321,891
U.S. Treasury Note	3.13	11-15-2028	1,910,000	1,810,546
U.S. Treasury Note	6.00	2-15-2026	450,000	468,545
U.S. Treasury Note	6.50	11-15-2026	745,000	798,838
U.S. Treasury Note	7.50	11-15-2024	1,085,000	1,131,706
U.S. Treasury Note	7.63	2-15-2025	3,660,000	3,847,575
Total U.S. Treasury securities (Cost $151,382,457)				137,065,277
Yankee corporate bonds and notes: 2.40%
Energy: 0.09%
Oil, gas & consumable fuels: 0.09%
Equinor ASA	1.75	1-22-2026	150,000	136,916
Equinor ASA	3.00	4-6-2027	70,000	65,133
Equinor ASA	3.63	4-6-2040	40,000	32,918
				234,967
Financials: 2.31%
Banks: 2.31%
African Development Bank	0.88	7-22-2026	140,000	123,684
Asian Development Bank	0.38	9-3-2025	200,000	179,558
Asian Development Bank	1.50	3-4-2031	110,000	90,295
Asian Development Bank	1.75	9-19-2029	160,000	137,364
Asian Development Bank	1.88	1-24-2030	110,000	94,560
Asian Development Bank	2.00	4-24-2026	60,000	55,475
Asian Development Bank	2.13	3-19-2025	60,000	56,768
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Asian Development Bank	2.63%	1-12-2027	$180,000	$ 168,402
Asian Development Bank	5.82	6-16-2028	10,000	10,598
Asian Development Bank	6.22	8-15-2027	80,000	84,315
Asian Infrastructure Investment Bank	0.50	5-28-2025	200,000	181,226
European Bank for Reconstruction & Development	0.50	5-19-2025	120,000	109,092
European Investment Bank	0.88	5-17-2030	50,000	39,912
European Investment Bank	1.25	2-14-2031	170,000	137,843
European Investment Bank	1.88	2-10-2025	20,000	18,892
European Investment Bank	2.25	6-24-2024	640,000	616,679
Inter-American Development Bank	0.88	4-20-2026	140,000	124,963
Inter-American Development Bank	1.13	7-20-2028	280,000	237,685
Inter-American Development Bank	2.00	6-2-2026	260,000	239,383
Inter-American Development Bank	2.13	1-15-2025	80,000	76,047
Inter-American Development Bank	2.38	7-7-2027	30,000	27,628
Inter-American Development Bank	3.13	9-18-2028	50,000	47,079
Inter-American Development Bank	7.00	6-15-2025	50,000	52,229
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	198,649
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	101,228
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	28,459
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	156,438
International Bank for Reconstruction & Development	1.88	10-27-2026	130,000	118,511
International Bank for Reconstruction & Development	2.50	3-19-2024	160,000	155,414
International Bank for Reconstruction & Development	2.50	7-29-2025	270,000	256,711
International Bank for Reconstruction & Development	2.50	11-22-2027	80,000	73,792
International Bank for Reconstruction & Development	2.50	3-29-2032	70,000	61,736
International Finance Corporation	1.38	10-16-2024	100,000	94,246
International Finance Corporation	2.13	4-7-2026	100,000	92,704
KfW ¤	0.00	4-18-2036	80,000	46,131
KfW ¤	0.00	6-29-2037	50,000	27,422
KfW	0.50	9-20-2024	150,000	139,799
KfW	0.63	1-22-2026	190,000	169,824
KfW	0.75	9-30-2030	30,000	23,427
KfW	2.00	5-2-2025	40,000	37,698
KfW	2.50	11-20-2024	130,000	124,608
KfW	2.88	4-3-2028	410,000	383,571
Korea Development Bank	3.38	9-16-2025	210,000	200,544
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,104
Landwirtschaftliche Rentenbank	2.00	1-13-2025	30,000	28,422
Nordic Investment Bank	0.38	9-20-2024	200,000	185,998
Oesterreichische Kontrollbank AG	1.50	2-12-2025	190,000	177,825
Swedish Export Credit ¤	0.00	5-11-2037	65,000	32,969
Swedish Export Credit	2.25	3-22-2027	200,000	182,506
				6,017,413
Total Yankee corporate bonds and notes (Cost $6,864,769)				6,252,380
Yankee government bonds: 1.86%
Canada Government	1.63	1-22-2025	135,000	127,189
Export Development Canada	2.63	2-21-2024	170,000	165,526
Export-Import Bank of Korea	2.88	1-21-2025	200,000	191,328
Japan Bank for International Cooperation	1.88	4-15-2031	210,000	171,130
Japan Bank for International Cooperation	3.00	5-29-2024	300,000	291,276
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	73,038
Oriental Republic of Uruguay	4.50	8-14-2024	10,000	9,956
Oriental Republic of Uruguay	4.98	4-20-2055	90,000	85,780
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Oriental Republic of Uruguay	5.10%	6-18-2050	$35,000	$ 34,158
Province of Alberta	1.88	11-13-2024	210,000	198,769
Province of British Columbia	7.25	9-1-2036	100,000	125,918
Province of Manitoba	3.05	5-14-2024	150,000	146,025
Province of Ontario	2.00	10-2-2029	90,000	77,685
Province of Ontario	2.30	6-15-2026	70,000	64,854
Province of Ontario	2.50	4-27-2026	70,000	65,365
Province of Ontario	3.20	5-16-2024	5,000	4,870
Province of Quebec	0.60	7-23-2025	90,000	81,520
Province of Quebec	2.50	4-9-2024	70,000	67,863
Province of Quebec	2.50	4-20-2026	75,000	70,211
Republic of Chile	3.24	2-6-2028	210,000	194,260
Republic of Chile	3.63	10-30-2042	175,000	133,903
Republic of Hungary	5.38	3-25-2024	19,000	18,953
Republic of Hungary	7.63	3-29-2041	50,000	55,979
Republic of Indonesia	4.10	4-24-2028	225,000	216,423
Republic of Italy	2.88	10-17-2029	215,000	181,586
Republic of Italy	6.88	9-27-2023	60,000	60,301
Republic of Korea	5.63	11-3-2025	100,000	100,707
Republic of Panama	2.25	9-29-2032	200,000	148,736
Republic of Panama	9.38	4-1-2029	185,000	221,381
Republic of Peru	2.84	6-20-2030	180,000	151,982
Republic of Peru	3.23	7-28-2121	75,000	43,406
Republic of Peru	3.60	1-15-2072	100,000	64,675
Republic of Peru	5.63	11-18-2050	20,000	19,555
Republic of Philippines	3.70	2-2-2042	215,000	172,561
Republic of Philippines	9.50	2-2-2030	150,000	188,713
Republic of Philippines	10.63	3-16-2025	55,000	61,110
Republic of Poland	3.25	4-6-2026	10,000	9,483
State of Israel	3.38	1-15-2050	200,000	147,548
State of Israel	5.50	9-18-2033	6,000	6,546
United Mexican States	4.35	1-15-2047	225,000	173,215
United Mexican States	4.50	1-31-2050	260,000	203,708
United Mexican States	4.75	3-8-2044	54,000	44,710
United Mexican States	5.75	12-31-2099	163,000	143,719
United Mexican States	6.05	1-11-2040	40,000	39,782
Total Yankee government bonds (Cost $5,626,208)				4,855,403

		Yield	Shares
Short-term investments: 3.61%
Investment companies: 3.61%
Allspring Government Money Market Fund Select Class ♠∞##		4.39	9,415,570	9,415,570
Total Short-term investments (Cost $9,415,570)				9,415,570
Total investments in securities (Cost $291,547,948)	102.20%			266,382,100
Other assets and liabilities, net	(2.20)			(5,725,992)
Total net assets	100.00%			$260,656,108

The accompanying notes are an integral part of these financial statements.

12  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2023

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$100,859,173	$181,823,916	$(273,267,519)	$0	$0	$9,415,570	9,415,570	$357,495
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  13

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $282,132,378)	$ 256,966,530
Investments in affiliated securities, at value (cost $9,415,570)	9,415,570
Cash	7,917
Foreign currency, at value (cost $19)	20
Receivable for interest	977,291
Receivable for investments sold	715,169
Receivable from adviser	467
Prepaid expenses and other assets	440
Total assets	268,083,404
Liabilities
Payable for when-issued transactions	7,403,804
Accrued expenses and other liabilities	23,492
Total liabilities	7,427,296
Total net assets	$260,656,108
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Interest (net of foreign withholding taxes of $174)	$ 6,677,269
Income from affiliated securities	357,495
Total investment income	7,034,764
Expenses
Advisory fee	167,138
Custody and accounting fees	31,584
Professional fees	70,618
Interest holder report expenses	13,971
Trustees’ fees and expenses	22,179
Other fees and expenses	13,419
Total expenses	318,909
Less: Fee waivers and/or expense reimbursements	(145,085)
Net expenses	173,824
Net investment income	6,860,940
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(27,974,809)
Net change in unrealized gains (losses) on investments	(18,995,607)
Net realized and unrealized gains (losses) on investments	(46,970,416)
Net decrease in net assets resulting from operations	$(40,109,476)
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  15

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 6,860,940	$ 6,805,107
Net realized losses on investments	(27,974,809)	(430,367)
Net change in unrealized gains (losses) on investments	(18,995,607)	(20,174,634)
Net decrease in net assets resulting from operations	(40,109,476)	(13,799,894)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	70,065,960	98,689,236
Withdrawals	(304,424,236)	(136,927,823)
Net decrease in net assets resulting from capital transactions	(234,358,276)	(38,238,587)
Total decrease in net assets	(274,467,752)	(52,038,481)
Net assets
Beginning of period	535,123,860	587,162,341
End of period	$ 260,656,108	$ 535,123,860
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(9.35)%	(2.47)%	0.52%	10.34%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.10%	0.07%	0.07%	0.07%	0.08%
Net expenses	0.05% *	0.05% *	0.05% *	0.06%	0.07%
Net investment income	2.05%	1.18%	1.57%	2.32%	2.38%
Supplemental data
Portfolio turnover rate	188%	209%	114%	46%	72%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.05%
Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  17

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Bloomberg US Aggregate ex-Corporate Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.

18  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $291,996,330 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 152,853
Gross unrealized losses	(25,767,083)
Net unrealized losses	$(25,614,230)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 103,737,342	$0	$ 103,737,342
Asset-backed securities	0	917,900	0	917,900
Municipal obligations	0	2,254,436	0	2,254,436
Non-agency mortgage-backed securities	0	1,883,792	0	1,883,792
U.S. Treasury securities	137,065,277	0	0	137,065,277
Yankee corporate bonds and notes	0	6,252,380	0	6,252,380
Yankee government bonds	0	4,855,403	0	4,855,403
Short-term investments
Investment companies	9,415,570	0	0	9,415,570
Total assets	$146,480,847	$119,901,253	$0	$266,382,100
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  19

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$557,623,063	$67,557,651	$772,248,659	$63,592,324
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

20  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  21

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Bloomberg US Aggregate ex-Corporate Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

22  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  25

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring
Emerging Markets Bond Portfolio

Allspring Emerging Markets Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments (UK) Limited
Allspring Global Investments, LLC
Portfolio managers	Richard Bishop, CFA®‡, Manjunath Boraiah, Michael Lee, Limin Xiao, CFA®‡, Ph.D.
Ten largest holdings (%) as of February 28, 2023[1]
Qatar Government, 4.63%, 6-2-2046	3.09
State Grid Overseas Investment (2014) Limited, 4.13%, 5-7-2024	2.91
Dominican Republic, 5.95%, 1-25-2027	2.53
Petronas Capital Limited Bhd, 4.50%, 3-18-2045	1.99
Republic of Panama, 4.50%, 5-15-2047	1.98
Republic of South Africa, 6.25%, 3-8-2041	1.86
Oriental Republic of Uruguay, 5.10%, 6-18-2050	1.62
Republic of Kazakhstan, 6.50%, 7-21-2045	1.56
State Oil Company of the Azerbaijan Republic, 6.95%, 3-18-2030	1.51
Codelco Incorporated, 4.25%, 7-17-2042	1.51
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 21.52%
Azerbaijan: 1.51%
State Oil Company of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	6.95%	3-18-2030	$200,000	$ 205,240
Chile: 1.51%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	205,131
China: 4.28%
State Grid Overseas Investment (2014) Limited (Utilities, Electric utilities)	4.13	5-7-2024	400,000	394,252
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	186,632
				580,884
Indonesia: 2.41%
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	185,521
PT Perusahaan Listrik Negara Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	141,918
				327,439
Malaysia: 3.34%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	182,185
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	270,265
				452,450
Mexico: 1.85%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.35	2-12-2048	30,000	18,698
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.38	1-23-2045	30,000	18,914
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.50	6-2-2041	30,000	20,127
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	110,000	71,524
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.95	1-28-2060	90,000	57,832
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	7.69	1-23-2050	90,000	63,503
				250,598
Peru: 1.13%
Petroleos del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	153,150
Saudi Arabia: 1.33%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	180,120
South Africa: 1.38%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35	8-10-2028	200,000	187,000
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  3

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
United Arab Emirates: 2.78%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60%	11-2-2047	$200,000	$ 182,250
MDGH GMTN (RSC) Limited (Financials, Diversified financial services)	3.00	4-19-2024	200,000	194,186
				376,436
Total Yankee corporate bonds and notes (Cost $3,335,302)				2,918,448
Yankee government bonds: 75.25%
Abu Dhabi Government	3.88	4-16-2050	200,000	164,372
Arab Republic of Egypt	5.88	6-11-2025	200,000	178,292
Arab Republic of Egypt	8.70	3-1-2049	200,000	127,990
Dominican Republic	5.88	1-30-2060	200,000	149,899
Dominican Republic	5.95	1-25-2027	350,000	343,000
Federative Republic of Brazil	4.50	5-30-2029	200,000	183,922
Federative Republic of Brazil	4.63	1-13-2028	200,000	190,383
Federative Republic of Brazil	5.00	1-27-2045	200,000	152,797
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	96,668
Kingdom of Bahrain	6.75	9-20-2029	200,000	199,000
Kingdom of Bahrain	7.00	10-12-2028	200,000	204,640
Kuwait Government	3.50	3-20-2027	200,000	192,540
Lebanese Republic †	6.60	11-27-2026	250,000	16,625
Lebanese Republic †	6.65	2-26-2030	50,000	3,388
Lebanese Republic †	7.05	11-2-2035	200,000	13,924
Oman Government	4.75	6-15-2026	200,000	194,000
Oman Government	6.50	3-8-2047	200,000	185,892
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	95,312
Oriental Republic of Uruguay	5.10	6-18-2050	225,000	219,586
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	195,968
Qatar Government	4.00	3-14-2029	200,000	193,798
Qatar Government	4.63	6-2-2046	450,000	419,622
Republic of Angola	8.25	5-9-2028	200,000	184,140
Republic of Argentina øø	1.50	7-9-2035	275,000	78,182
Republic of Argentina øø	1.75	7-9-2030	100,000	32,380
Republic of Argentina øø	3.50	7-9-2041	145,000	45,533
Republic of Argentina øø	3.88	1-9-2038	215,000	75,206
Republic of Chile	3.13	1-21-2026	200,000	190,717
Republic of Colombia	4.13	5-15-2051	200,000	116,510
Republic of Colombia	4.50	1-28-2026	200,000	188,244
Republic of Colombia	7.38	9-18-2037	150,000	138,903
Republic of Ecuador øø	2.50	7-31-2035	200,000	70,713
Republic of Eduador øø	1.50	7-31-2040	225,000	70,536
Republic of El Salvador	7.65	6-15-2035	150,000	69,071
Republic of Ghana	6.38	2-11-2027	200,000	75,500
Republic of Ghana	8.13	1-18-2026	200,000	80,500
Republic of Guatemala	4.38	6-5-2027	200,000	188,990
Republic of Hungary	5.38	3-25-2024	200,000	199,500
Republic of Hungary	7.63	3-29-2041	120,000	134,350
Republic of Indonesia	5.13	1-15-2045	200,000	195,020
Republic of Jamaica	8.00	3-15-2039	100,000	119,967
Republic of Kazakhstan	6.50	7-21-2045	200,000	211,760
Republic of Kenya	6.88	6-24-2024	200,000	188,052
Republic of Nigeria	7.63	11-21-2025	200,000	180,394
Republic of Nigeria	7.63	11-28-2047	200,000	133,668
Republic of Panama	3.87	7-23-2060	200,000	127,888
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 75.25% (continued)
Republic of Panama	4.50%	5-15-2047	$350,000	$ 269,085
Republic of Paraguay	5.00	4-15-2026	75,000	73,120
Republic of Peru	2.78	12-1-2060	160,000	91,979
Republic of Peru	3.55	3-10-2051	40,000	28,320
Republic of Peru	4.13	8-25-2027	100,000	96,660
Republic of Peru	5.63	11-18-2050	100,000	97,777
Republic of Philippines	2.65	12-10-2045	200,000	134,684
Republic of Philippines	3.70	2-2-2042	200,000	160,522
Republic of Philippines	5.50	3-30-2026	200,000	203,550
Republic of Poland	4.00	1-22-2024	40,000	39,463
Republic of Poland	5.50	11-16-2027	70,000	71,488
Republic of South Africa	6.25	3-8-2041	300,000	252,780
Republic of Sri Lanka	6.35	6-28-2024	200,000	72,197
Republic of Turkey	4.88	10-9-2026	200,000	174,200
Republic of Turkey	5.60	11-14-2024	200,000	190,320
Republic of Turkey	7.38	2-5-2025	180,000	177,056
Republic of Venezuela †	6.00	12-9-2020	225,000	15,750
Republic of Venezuela †	7.00	3-31-2038	200,000	20,500
Romania Government	4.00	2-14-2051	270,000	187,988
Romania Government	4.88	1-22-2024	60,000	59,585
Romania Government	5.13	6-15-2048	140,000	116,222
Saudi Government	3.63	3-4-2028	200,000	188,744
Saudi Government	4.50	10-26-2046	200,000	172,206
United Mexican States	3.25	4-16-2030	200,000	173,822
United Mexican States	4.75	3-8-2044	80,000	66,237
United Mexican States	5.55	1-21-2045	100,000	92,040
United Mexican States	6.05	1-11-2040	20,000	19,891
United Mexican States	6.75	9-27-2034	130,000	138,779
Total Yankee government bonds (Cost $12,776,348)				10,202,307

		Yield	Shares
Short-term investments: 1.60%
Investment companies: 1.60%
Allspring Government Money Market Fund Select Class ♠∞		4.39	216,710	216,710
Total Short-term investments (Cost $216,710)				216,710
Total investments in securities (Cost $16,328,360)	98.37%			13,337,465
Other assets and liabilities, net	1.63			220,987
Total net assets	100.00%			$13,558,452

†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  5

Portfolio of investments—February 28, 2023

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$783,628	$16,473,721	$(17,040,639)	$0	$0	$216,710	216,710	$8,244
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Emerging Markets Bond Portfolio

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $16,111,650)	$ 13,120,755
Investments in affiliated securities, at value (cost $216,710)	216,710
Foreign currency, at value (cost $11)	11
Receivable for interest	238,011
Receivable from adviser	5,056
Prepaid expenses and other assets	764
Total assets	13,581,307
Liabilities
Overdraft due to custodian bank	8,110
Interest holder report expenses payable	6,394
Custody and accounting fees payable	5,226
Trustees’ fees and expenses payable	1,848
Professional fees payable	1,277
Total liabilities	22,855
Total net assets	$13,558,452
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  7

Statement of operations—year ended February 28, 2023

Investment income
Interest	$ 1,134,374
Income from affiliated securities	8,244
Total investment income	1,142,618
Expenses
Advisory fee	47,368
Custody and accounting fees	12,657
Professional fees	66,433
Interest holder report expenses	15,788
Trustees’ fees and expenses	22,179
Other fees and expenses	3,352
Total expenses	167,777
Less: Fee waivers and/or expense reimbursements	(115,094)
Net expenses	52,683
Net investment income	1,089,935
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(4,085,918)
Net change in unrealized gains (losses) on investments	697,448
Net realized and unrealized gains (losses) on investments	(3,388,470)
Net decrease in net assets resulting from operations	$(2,298,535)
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Emerging Markets Bond Portfolio

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 1,089,935	$ 1,612,596
Net realized losses on investments	(4,085,918)	(819,137)
Net change in unrealized gains (losses) on investments	697,448	(3,305,043)
Net decrease in net assets resulting from operations	(2,298,535)	(2,511,584)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	6,093,610	10,033,276
Withdrawals	(23,323,892)	(11,352,841)
Net decrease in net assets resulting from capital transactions	(17,230,282)	(1,319,565)
Total decrease in net assets	(19,528,817)	(3,831,149)
Net assets
Beginning of period	33,087,269	36,918,418
End of period	$ 13,558,452	$ 33,087,269
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  9

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(8.37)%	(7.29)%	(0.31)%	8.59%	2.84%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.62%	0.54%	0.51%	0.44%
Net expenses	0.28% *	0.28% *	0.29% *	0.35%	0.40%
Net investment income	5.75%	4.41%	4.37%	4.95%	4.70%
Supplemental data
Portfolio turnover rate	15%	25%	31%	36%	38%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.61%
Year ended February 28, 2022	0.34%
Year ended February 28, 2021	0.25%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Markets Bond Portfolio

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Allspring Emerging Markets Bond Portfolio  |  11

Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $16,328,360 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 35,130
Gross unrealized losses	(3,026,025)
Net unrealized losses	$(2,990,895)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$ 0	$ 2,918,448	$0	$ 2,918,448
Yankee government bonds	0	10,202,307	0	10,202,307
Short-term investments
Investment companies	216,710	0	0	216,710
Total assets	$216,710	$13,120,755	$0	$13,337,465
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

12  |  Allspring Emerging Markets Bond Portfolio

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments (UK) Limited, ("Allspring UK"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary ofAllspring Global Investments Holdings, LLC, is also a subadviser to the Portfolio and is entitled to receive a fee from Allspring UK at an annual rate starting at 0.0045% and declining to 0.0035% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $2,713,049 and $17,903,378, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Emerging Markets Bond Portfolio  |  13

Notes to financial statements
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

14  |  Allspring Emerging Markets Bond Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Emerging Markets Bond Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring Emerging Markets Bond Portfolio  |  15

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16  |  Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Emerging Markets Bond Portfolio  |  17

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

18  |  Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Markets Bond Portfolio  |  19

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring Factor Enhanced Emerging Markets Equity Portfolio

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2023[1]
Taiwan Semiconductor Manufacturing Company Limited	6.07
Tencent Holdings Limited	4.21
Samsung Electronics Company Limited	3.20
Alibaba Group Holding Limited	2.57
Meituan Dianping	1.33
Reliance Industries Limited	1.06
Vale SA	0.98
Infosys Limited	0.96
Baidu Incorporated Class A	0.91
JD.com Incorporated Class A	0.85
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.
Country allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Common stocks: 92.01%
Brazil: 3.43%
Ambev SA (Consumer staples, Beverages)	63,800	$ 163,173
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	14,600	37,508
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	97,800	197,078
Banco BTG Pactual SA (Financials, Capital markets)	12,800	49,386
Banco do Brasil SA (Financials, Banks)	22,700	174,734
Banco Santander Brasil SA (Financials, Banks)	8,100	43,831
BB Seguridade Participacoes SA (Financials, Insurance)	38,800	253,531
BRF SA (Consumer staples, Food products) †	1,400	1,647
CCR SA (Industrials, Transportation infrastructure)	31,500	66,123
Centrais Electricas Brasileiras SA (Utilities, Electric utilities)	12,300	80,630
Cia Siderurgica Nacional SA (Materials, Metals & mining)	4,900	15,602
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	8,600	85,007
CPFL Energia SA (Utilities, Electric utilities)	12,100	70,005
Energisa SA (Utilities, Electric utilities)	8,500	62,815
Engie Brasil Energia SA (Utilities, Energy equipment & services)	3,900	29,261
Equatorial Energia SA (Utilities, Electric utilities)	5,100	24,772
Hypermarcas SA (Health care, Pharmaceuticals)	7,100	56,483
Klabin SA (Materials, Containers & packaging)	29,400	109,279
Localiza Rent A Car SA (Industrials, Road & rail)	9,660	102,385
Petróleo Brasileiro SA (Consumer discretionary, Specialty retail)	78,000	428,330
Raia Drogasil SA (Consumer staples, Food & staples retailing)	9,900	42,887
Suzano Papel e Celulose SA (Materials, Paper & forest products)	12,200	111,247
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	5,955	44,292
TIM SA (Communication services, Wireless telecommunication services)	23,300	54,562
Totvs SA (Information technology, Software)	1,400	7,298
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	9,000	22,657
Vale SA (Materials, Metals & mining)	62,500	1,018,537
Vibra Energia SA (Consumer discretionary, Specialty retail)	36,100	101,981
WEG SA (Industrials, Electrical equipment)	13,800	103,221
		3,558,262
Chile: 0.47%
Banco de Chile (Financials, Banks)	1,443,001	149,937
Banco de Credito e Inversiones (Financials, Banks)	3,114	97,445
Banco Santander Chile SA (Financials, Banks)	2,251,306	95,447
Cencosud SA (Consumer staples, Food & staples retailing)	19,106	36,127
Empresas CMPC SA (Materials, Paper & forest products)	48,308	80,271
Enel Chile SA (Utilities, Electric utilities)	668,994	30,141
		489,368
China: 30.32%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance)	505	10,286
3SBio Incorporated (Health care, Biotechnology) 144A	139,000	137,771
Agricultural Bank of China Limited Class H (Financials, Banks)	276,000	95,640
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	241,800	2,664,624
Aluminum Corporation of China Limited Class H (Materials, Metals & mining)	429,334	218,786
Amlogic Shanghai Company Limited (Industrials, Semiconductors & semiconductor equipment) †	6,493	74,489
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	46,000	$ 168,777
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	14,113	242,726
Anhui Kouzi Distillery Company Limited Class A (Consumer discretionary, Beverages)	8,100	80,423
Anhui Yingjia Distillery Company Limited Class A (Consumer staples, Beverages)	2,500	25,269
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,000	65,865
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	1,200	4,148
Asia Potash International Investment Guangzhou Company Limited (Materials, Chemicals) †	26,000	106,782
Baidu Incorporated Class A (Communication services, Interactive media & services) †	54,750	940,237
Bank of Chengdu Company Limited Class A (Financials, Banks)	26,800	55,497
Bank of China Limited Class H (Financials, Banks)	1,551,000	569,073
Bank of Communications Company Limited Class A (Financials, Banks)	35,900	25,349
Bank of Communications Company Limited Class H (Financials, Banks)	280,000	165,516
Bank of Jiangsu Company Limited Class A (Financials, Banks)	56,600	58,644
Bank of Nanjing Company Limited Class A (Financials, Banks)	33,000	47,127
BBMG Corporation (Materials, Building products)	51,200	19,257
Beijing Tongrentang Company Class A (Health care, Pharmaceuticals)	5,000	35,277
Beijing United Information Technology Company Limited Class A (Industrials, Trading companies & distributors)	190	2,212
Beijing Wantai Biological Pharmacy Enterprise Company Limited Class A (Health care, Biotechnology)	7,225	132,019
BGI Genomics Company Limited (Health care, Biotechnology)	4,222	33,870
Bilibili Incorporated (Communication services, Entertainment) †	3,780	74,594
Bloomage Biotechnology Company Limited (Health care, Biotechnology)	2,388	43,635
CGN Power Company Limited H Shares (Utilities, Independent power & renewable electricity producers) 144A	591,000	132,515
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	1,256,000	163,212
China CITIC Bank Class H (Financials, Banks)	517,000	239,090
China Coal Energy Company Limited H Shares (Energy, Oil, gas & consumable fuels)	116,000	89,704
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	384,000	149,209
China Construction Bank Class A (Financials, Banks)	55,500	45,108
China Construction Bank Class H (Financials, Banks)	1,069,000	653,706
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	400,500	199,500
China Hongqiao Group Limited (Materials, Metals & mining)	62,500	66,804
China International Capital Corporation Limited H Shares (Financials, Capital markets) 144A	41,600	89,460
China Life Insurance Company Limited Class H (Financials, Insurance)	151,000	255,854
China Medical System Holding Limited (Health care, Pharmaceuticals)	44,000	66,145
China Meheco Group Limited (Health care, Health care equipment & supplies)	49,900	113,399
China Merchants Bank Company Limited Class H (Financials, Banks)	64,000	346,523
China Merchants Energy Class A (Energy, Oil, gas & consumable fuels)	7,000	7,101
China Molybdenum Company Limited Class H (Materials, Metals & mining)	180,000	101,129
China National Building Material Company Limited Class H (Materials, Construction materials)	144,000	127,500
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	70,000	74,910
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	480,000	$ 245,216
China Railway Group Limited H Shares (Industrials, Construction & engineering)	413,000	215,197
China Resources Cement Holdings Limited (Materials, Construction materials)	76,000	40,859
China Resources Land Limited (Real estate, Real estate management & development)	38,000	168,471
China Resources Sanjiu Medical & Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	13,600	99,814
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	90,500	272,097
China State Construction International Holdings (Industrials, Construction & engineering)	50,000	56,883
China Tourism Group (Consumer discretionary, Hotels, restaurants & leisure)	500	14,236
China Tower Corporation Limited H Shares (Communication services, Diversified telecommunication services) 144A	1,530,000	165,681
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	36,900	64,404
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	37,500	114,347
China Zhenhua (Group) Science & Technology Company Limited Class A (Information technology, Electronic equipment, instruments & components)	800	11,990
Chinasoft International Limited (Information technology, IT services)	48,000	34,428
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	7,500	96,903
CNNC Hua Yuan Titanium Class A (Materials, Chemicals)	12,400	13,134
COSCO Shipping Holdings Company Limited Class H (Industrials, Transportation infrastructure)	144,175	149,513
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	108,000	70,309
CRRC Corporation Limited H Shares (Industrials, Machinery)	475,000	217,246
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	78,540	181,540
Daqin Railway Company Limited Class A (Industrials, Transportation infrastructure)	80,200	78,473
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment) †	688	30,396
Dashenlin Pharmaceutical Company (Health care, Pharmaceuticals)	2,300	12,794
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	228,000	116,478
Dongyue Group (Materials, Chemicals)	32,000	36,201
ENN Energy Holdings Limited (Utilities, Gas utilities)	7,800	110,798
ENN Natural Gas Company Limited Class A (Utilities, Gas utilities)	4,300	11,965
Fuyao Glass Industry Group Company Limited Class H (Consumer discretionary, Auto components)	16,000	71,649
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	2,800	142,433
GCL System Integration Technology Company Limited (Energy, Independent power & renewable electricity producers) †	468,300	213,925
GD Power Development Company Limited Class A (Utilities, Independent power & renewable electricity producers) †	20,800	11,780
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	27,000	35,017
Greentown China Holdings Limited (Real estate, Real estate management & development)	8,000	10,926
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	256,400	$ 163,325
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited Class A (Health care, Pharmaceuticals)	8,800	40,035
Guangzhou Shiyuan Electron Class A (Information technology, Electronic equipment, instruments & components)	1,000	9,906
Guangzhou Yuexiu Financial Class A (Financials, Capital markets)	27,200	25,752
Haichang Ocean Park Holdings (Consumer discretionary, Hotels, restaurants & leisure) 144A†	941,000	228,974
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)	52,600	185,957
Hangzhou First Applied Material Company Limited (Industrials, Building products)	220	2,178
Hangzhou Oxygen Plant Group Company Limited Class A (Industrials, Machinery)	9,600	53,953
Hangzhou Tigermed (Health care, Pharmaceuticals)	4,100	68,217
Hangzhou Tigermed Consulting Company Limited Class H (Health care, Health care providers & services) 144A	16,300	186,997
Heilongjiang Agriculture Company Limited Class A (Consumer staples, Food products)	33,800	69,359
Henan Shenhuo Coal & Power Class A (Materials, Metals & mining)	129,700	349,510
Henan Shuanghui Investment & Development Company Limited Class A (Consumer staples, Food products)	27,900	106,463
Hengan International Group Company Limited (Consumer staples, Personal products)	19,000	87,382
Hengyi Petrochemical Company Class A (Materials, Chemicals)	8,300	9,712
Huadian Power International Corporation Limited Class A (Utilities, Independent power & renewable electricity producers)	37,300	30,853
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	14,800	102,479
Hualan Biological Engineering Incorporated Class A (Health care, Biotechnology)	15,300	48,925
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers) †	209,334	102,942
Huatai Securities Company Limited H Shares (Financials, Capital markets) 144A	6,000	6,750
Huaxin Cement Company Limited Class A (Materials, Construction materials)	11,000	27,645
Hubei Xingfa Chemicals Group Company Limited Class A (Materials, Chemicals)	12,300	62,214
Humanwell Healthcare Group Company Limited (Health care, Pharmaceuticals)	11,200	43,061
IMEIK Technology Development Limited Class A (Health care, Biotechnology)	1,500	127,200
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	987,000	492,909
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, gas & consumable fuels)	142,500	192,090
Inner Mongolia Yuan Xing Energy Company Limited Class A (Materials, Chemicals)	68,700	93,555
Jason Furniture Hangzhou Company (Consumer discretionary, Household durables)	7,300	49,558
JD Health International Incorporated (Consumer discretionary, Internet & direct marketing retail) 144A†	6,800	47,430
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	39,935	883,725
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	194,000	185,364
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
Jiangsu Yangnong Chemical Company Limited Class A (Materials, Chemicals)	4,400	$ 68,060
Jiangsu Zhongtian Technologies Company Limited (Communication services, Communications equipment)	23,700	54,849
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	38,000	59,836
Jiangxi Special Electric Motor Company Limited (Consumer discretionary, Automobiles) †	29,800	76,868
Jiumaojiu International Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	35,000	84,363
Joincare Pharmaceutical Group Industry Company Limited Class A (Health care, Pharmaceuticals)	15,500	29,461
Jonjee Hi-Tech Industrial & Commercial Holding Company Limited Class A (Consumer staples, Food products)	26,500	145,533
Keda Industrial Group Company Class A (Industrials, Machinery)	23,100	54,559
Kuaishou Technology (Communication services, Media) 144A†	22,400	149,820
Kunlun Energy Company Limited (Utilities, Gas utilities)	144,000	115,209
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	900	235,232
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	108,000	96,863
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	20,000	170,077
Livzon Pharmaceutical Group Incorporated Class A (Health care, Pharmaceuticals)	800	4,128
Longfor Properties Company Limited (Real estate, Real estate management & development)	9,000	25,683
Luxi Chemical Group Company Limited Class A (Materials, Chemicals)	23,200	48,510
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	79,560	1,379,483
Ming Yang Smart Energy Group Limited (Energy, Independent power & renewable electricity producers)	5,900	21,587
Minth Group Limited (Consumer discretionary, Auto components)	10,000	25,989
Montage Technology Company Limited Class A (Industrials, Electronic equipment, instruments & components)	658	5,478
Netease Incorporated (Communication services, Entertainment)	35,900	553,863
Ninbo Orient Wires & Cables Company Limited (Industrials, Electrical equipment)	10,800	85,598
Nongfu Spring Company Limited Class H (Consumer staples, Beverages) 144A	9,200	51,571
North Industries Group Red Arrow Company Limited Class A (Industrials, Machinery)	26,900	87,917
Orient Overseas (International) Limited (Industrials, Marine)	11,000	176,574
Pangang Group Vanadium Titanium and Resources Company Limited Class A (Materials, Metals & mining) †	95,000	76,527
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	809,000	255,602
Perfect World Company Limited Class A (Information technology, Software)	40,200	82,492
PetroChina Company Limited Class H (Energy, Oil, gas & consumable fuels)	506,000	259,143
Pharmaron Beijing Company Limited Class H (Health care, Life sciences tools & services) 144A	27,850	155,759
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	240,000	210,666
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	2,468	216,518
Ping An Insurance Group Company Class H (Financials, Insurance)	75,500	512,670
Postal Savings Bank of China Company Limited H Shares (Financials, Banks) 144A	200,000	120,009
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
Proya Cosmetics Company Limited (Consumer discretionary, Specialty retail)	2,840	$ 74,689
Qinghai Salt Lake Industry Class A (Materials, Chemicals) †	5,000	17,869
Sany Heavy Equipment International Holdings Company Limited (Industrials, Machinery)	37,000	36,909
Shandong Buchang Pharmaceuticals Company Limited Class A (Health care, Biotechnology)	24,400	71,976
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	4,400	7,097
Shanghai Baosight Software Company Limited Class A (Information technology, Software)	243	1,733
Shanghai Baosight Software Company Limited Class B (Information technology, Software)	95,317	310,733
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	228,561	178,278
Shanghai Medicilon Incorporated Class A (Health care, Life sciences tools & services)	4,516	123,029
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care providers & services)	27,900	79,445
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	15,400	27,153
Shanghai Raas Blood Products Company Limited Class A (Health care, Biotechnology)	12,600	11,257
Shenzhen Kangtai Biologica Class A (Health care, Biotechnology)	2,300	11,504
Shenzhen New Industries Biomedical Engineering Company Limited Class A (Health care, Health care equipment & supplies)	2,800	24,730
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	15,400	66,621
Sichuan Hebang Biotechnology Company Limited Class A (Materials, Chemicals)	129,100	58,602
Sichuan Kelun Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	18,200	75,718
Sieyuan Electric Company Limited Class A (Industrials, Electrical equipment)	6,900	46,783
Sinomine Resource Group Company Class A (Materials, Metals & mining)	1,400	15,133
Sinopec Shanghai Petrochemical Company Limited Class A (Materials, Chemicals)	36,400	17,152
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	89,200	238,642
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	2,700	30,614
Suzhou Dongshan Precision Manufacturing Company Limited (Industrials, Electronic equipment, instruments & components)	12,600	53,019
Suzhou TA&A Ultra Clean Technology Company Limited Class A (Consumer discretionary, Textiles, apparel & luxury goods)	1,400	11,600
Tebian Electric Apparatus Stock Company Limited Class A (Industrials, Electrical equipment)	14,300	44,429
Tencent Holdings Limited (Communication services, Interactive media & services)	99,800	4,368,650
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	3,800	52,350
Tianqi Lithium Corporation Class A (Materials, Chemicals) †	3,200	37,808
Tibet Summit Resources Company Limited Class A (Materials, Metals & mining) †	4,400	16,555
Tingyi Holding Corporation (Consumer staples, Food products)	46,000	74,309
Titan Wind Energy (Suzhou) Company Limited Class A (Industrials, Electrical equipment)	22,000	48,537
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
Toly Bread Company Limited (Consumer staples, Food products)	8,300	$ 21,075
Tongcheng-Elong Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,800	5,550
Tongfu Microelectronic Company Class A (Information technology, Semiconductors & semiconductor equipment) †	6,400	20,613
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	181,000	157,955
TravelSky Technology Limited Class H (Information technology, IT services)	52,000	102,551
Tsingtao Brewery Company Limited Class A (Consumer staples, Beverages)	3,400	54,620
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	12,000	118,328
Uni-President China Holdings Limited (Consumer staples, Food products)	89,000	78,009
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	9,601	142,959
Want Want China Holdings Limited (Consumer staples, Food products)	160,000	100,696
Weibo Corporation ADR (Communication services, Interactive media & services) †	1,188	24,568
Weichai Power Company Limited Class H (Industrials, Machinery)	99,000	146,809
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer discretionary, Auto components)	61,400	194,391
WUS Printed Circuit (Kunshan) Company Limited (Industrials, Electronic equipment, instruments & components)	24,500	57,901
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	12,236	130,242
WuXi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A†	44,000	306,622
Xiamen Faratronic Company Limited Class A (Information technology, Electronic equipment, instruments & components)	900	19,764
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	18,200	16,393
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	28,000	29,893
Xtep International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	89,000	100,459
Yadea Group Holdings Limited (Consumer discretionary, Automobiles) 144A	46,000	98,571
Yangzhou Yangjie Technology Company Limited (Industrials, Electronic equipment, instruments & components)	2,800	22,091
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	52,000	156,674
Yifeng Pharmacy Chain Company Limited Class A (Consumer staples, Food & staples retailing)	2,500	21,796
Yintai Gold Company Limited Class A (Materials, Metals & mining)	11,300	18,889
Youngor Group Company Limited (Real estate, Real estate management & development)	85,800	81,356
YTO Express Group Company Limited Class A (Industrials, Air freight & logistics)	35,500	92,850
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	6,915	406,118
Yunnan Aluminium Company Limited Class A (Materials, Metals & mining)	11,800	22,684
Yunnan Tin Company Group Limited Class A (Materials, Metals & mining)	2,400	5,357
Yunnan Yuntianhua Company Class A (Materials, Chemicals) †	27,200	95,091
Zhejiang Century Huatong Group (Information technology, IT services) †	47,600	30,181
Zhejiang China Commodities City Group Company Limited Class A (Real estate, Real estate management & development)	39,200	29,939
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	15,900	43,167
Zhejiang NHU Company Limited Class A (Health care, Biotechnology)	1,776	4,855
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—February 28, 2023

	Shares	Value
China: (continued)
Zhejiang Supor Company Limited Class A (Consumer discretionary, Household durables)	8,300	$ 68,092
Zhejiang Weixing New Building Materials Company Limited (Materials, Construction materials)	7,500	27,755
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	136,000	205,142
ZTE Corporation Class H (Information technology, Communications equipment)	20,000	59,368
		31,467,080
Colombia: 0.09%
Bancolombia SA (Financials, Banks)	12,343	91,186
Czech Republic: 0.18%
CEZ AS (Utilities, Electric utilities)	1,291	60,264
Moneta Money Bank (Financials, Banks) 144A	33,741	128,797
		189,061
Egypt: 0.06%
Commercial International Bank ADR (Financials, Banks)	39,045	56,615
Greece: 0.83%
Eurobank Ergasias SA (Financials, Banks) †	111,650	171,470
FF Group (Consumer discretionary, Textiles, apparel & luxury goods) ♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	7,805	119,868
Jumbo SA (Consumer discretionary, Specialty retail)	9,938	198,245
Mytilineos Holdings SA (Industrials, Industrial conglomerates)	1,909	51,529
National Bank of Greece SA (Financials, Banks) †	25,388	142,320
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	11,669	181,185
		864,617
Hong Kong: 1.45%
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	68,000	37,684
BYD Electronic International Company Limited (Information technology, Communications equipment)	20,000	58,221
China Everbright International Limited (Industrials, Commercial services & supplies)	20,000	8,103
China Mengniu Dairy Company Limited (Consumer staples, Food products)	5,334	23,444
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	98,000	137,335
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	64,500	159,906
China Overseas Property Holding Limited (Real estate, Real estate management & development)	125,000	145,712
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	46,000	18,226
China Resources Beer Holdings Company Limited (Consumer staples, Beverages)	8,000	59,062
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	256,000	132,739
CITIC Pacific Limited (Industrials, Industrial conglomerates)	41,000	45,234
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	118,000	126,728
Far East Horizon Limited (Financials, Diversified financial services)	46,000	40,671
GCL Technology Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	102,000	26,249
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Hong Kong: (continued)
GDS Holdings Limited Class A (Information technology, IT services) †	7,900	$ 19,344
Haitian International Holdings Limited (Industrials, Machinery)	13,000	33,952
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	45,000	160,522
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	119,000	148,269
Sino Biopharmaceutical Limited (Health care, Pharmaceuticals)	63,000	32,506
Yuexiu Property Company Limited (Real estate, Real estate management & development)	61,400	90,425
		1,504,332
Hungary: 0.26%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels)	17,144	130,457
OTP Bank plc (Financials, Banks)	751	22,811
Richter Gedeon (Health care, Pharmaceuticals)	5,429	113,904
		267,172
India: 12.56%
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	616	32,799
Asian Paints Limited (Materials, Chemicals)	3,273	111,999
AU Small Finance Bank Limited (Financials, Banks) 144A	9,126	65,453
Avenue Supermarts Limited (Consumer staples, Food & staples retailing) †	93	3,844
Axis Bank Limited (Financials, Banks)	39,809	406,481
Bajaj Auto Limited (Consumer discretionary, Automobiles)	4,074	180,430
Bajaj Finance Limited (Financials, Consumer finance)	3,066	226,688
Bajaj Finance Limited (Financials, Diversified financial services)	3,411	55,080
Bandhan Bank Limited (Financials, Banks) 144A†	26,350	73,599
Bharat Electronics Limited (Industrials, Aerospace & defense)	124,791	142,804
Bharat Forge Limited (Consumer discretionary, Auto components)	2,800	27,638
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	30,939	277,793
Britannia Industries Limited (Consumer staples, Food products)	3,328	179,620
Cholamandalam Investment & Finance Company Limited (Financials, Consumer finance)	15,105	138,228
Cipla India Limited (Health care, Pharmaceuticals)	11,675	128,009
Coal India Limited (Materials, Metals & mining)	49,782	129,713
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	11,126	198,314
Container Corporation of India Limited (Industrials, Transportation infrastructure)	15,004	107,175
Dabur India Limited (Consumer staples, Personal products)	7,785	50,156
Divi's Laboratories Limited (Health care, Life sciences tools & services)	2,868	98,029
DLF Limited (Real estate, Real estate management & development)	1,272	5,411
Dr. Reddy's Laboratories Limited (Health care, Pharmaceuticals)	1,213	63,339
Eicher Motors Limited (Consumer discretionary, Automobiles)	2,767	103,959
Gail India Limited (Utilities, Gas utilities)	88,490	109,880
Godrej Consumer Products Limited (Consumer staples, Personal products) †	4,049	45,223
Grasim Industries Limited (Industrials, Industrial conglomerates)	1,657	31,641
Havells India Limited (Industrials, Electrical equipment)	4,075	59,007
HCL Technologies Limited (Information technology, IT services)	20,985	273,547
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	6,522	190,853
Hindalco Industries Limited (Materials, Metals & mining)	26,205	126,544
Hindustan Unilever Limited (Consumer staples, Personal products)	12,986	386,536
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—February 28, 2023

	Shares	Value
India: (continued)
ICICI Bank Limited (Financials, Banks)	79,645	$ 823,595
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	18,162	16,708
Indian Railway Catering & Tourism Corporation (Industrials, Commercial services & supplies)	845	6,228
Infosys Limited (Information technology, IT services)	55,300	995,089
ITC Limited (Consumer staples, Tobacco)	79,806	363,661
Jindal Steel & Power Limited (Materials, Metals & mining)	31,290	207,875
JSW Steel Limited (Materials, Metals & mining)	4,494	36,271
Kotak Mahindra Bank Limited (Financials, Banks)	7,769	162,513
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	870	49,695
Larsen & Toubro Limited (Industrials, Construction & engineering)	9,172	234,011
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	28,899	443,828
Marico Limited (Consumer staples, Food products) †	8,664	51,554
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	2,333	243,392
MRF Limited (Consumer discretionary, Auto components)	58	59,817
Nestle India Limited (Consumer staples, Food products)	691	156,059
NTPC Limited (Utilities, Independent power & renewable electricity producers)	131,841	271,919
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	65,861	121,138
Page Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	334	153,408
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	30,085	80,992
PI Industries Limited (Materials, Chemicals)	2,028	76,038
Pidilite Industries Limited (Materials, Chemicals)	1,493	41,553
Power Grid Corporation of India Limited (Utilities, Electric utilities)	115,851	311,463
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	38,967	1,094,781
SBI Life Insurance Company Limited (Financials, Insurance) 144A	4,150	56,275
Shriram Transport Finance Company Limited (Financials, Consumer finance)	3,203	46,624
Siemens India Limited (Industrials, Industrial conglomerates)	634	24,899
SRF Limited (Materials, Chemicals)	1,893	49,658
State Bank of India (Financials, Banks)	39,181	247,786
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	15,507	179,442
Tata Consultancy Services Limited (Information technology, IT services)	14,711	589,534
Tata Elxsi Limited (Information technology, Software)	2,973	220,428
Tata Motors Limited (Consumer discretionary, Automobiles) †	34,484	175,491
Tata Power Company Limited (Utilities, Electric utilities)	19,669	48,193
Tata Steel Limited (Materials, Metals & mining)	173,540	218,217
Tata Tea Limited (Consumer staples, Food products)	3,909	33,824
Tech Mahindra Limited (Information technology, IT services)	12,423	165,342
Titan Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,033	144,462
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	4,949	87,396
United Spirits Limited (Consumer staples, Beverages) †	2,114	18,939
UPL Limited (Materials, Chemicals)	4,156	34,900
Varun Beverages Limited (Consumer staples, Beverages)	15,453	243,149
Vedanta Limited (Materials, Metals & mining)	41,485	134,666
Yes Bank Limited (Financials, Banks) †	1,367,196	288,597
		13,039,202
Indonesia: 2.12%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	508,900	99,778
PT Aneka Tambang Tbk (Materials, Metals & mining)	128,300	16,742
PT Astra International Tbk (Consumer discretionary, Automobiles)	518,700	207,480
PT Bank Central Asia Tbk (Financials, Banks)	743,800	426,770
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Indonesia: (continued)
PT Bank Mandiri Persero Tbk (Financials, Banks)	373,100	$ 244,656
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	260,500	149,894
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	948,800	290,551
PT Charoen Pokphand Indonesia Tbk (Consumer staples, Food products)	49,600	17,482
PT Hanson International Tbk (Real estate, Real estate management & development) ♦†	10,045,000	0
PT Indofood Sukses Makmur Tbk (Consumer staples, Food products)	194,500	82,583
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	968,000	133,933
PT Semen Gresik Persero Tbk (Materials, Construction materials)	17,500	8,291
PT Sumber Alfaria Trijaya Tbk (Consumer staples, Food & staples retailing)	996,900	189,574
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	939,000	238,906
PT Unilever Indonesia Tbk (Consumer staples, Household products)	171,100	46,898
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	26,100	47,750
		2,201,288
Kuwait: 1.05%
Gulf Bank (Financials, Banks)	162,550	160,432
Kuwait Finance House (Financials, Banks)	99,383	277,431
Mabanee Company KPSC (Real estate, Real estate management & development)	43,423	111,174
Mobile Telecommunications Company (Communication services, Wireless telecommunication services)	87,400	159,142
National Bank of Kuwait (Financials, Banks)	109,930	383,144
		1,091,323
Malaysia: 2.29%
AMMB Holdings Bhd (Financials, Banks)	275,500	246,185
CIMB Group Holdings Bhd (Financials, Banks)	123,300	154,142
Digi.com Bhd (Communication services, Wireless telecommunication services)	47,500	45,515
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	66,200	68,745
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	68,000	40,914
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	339,700	111,278
Hong Leong Bank Bhd (Financials, Banks)	27,700	126,787
Hong Leong Financial Group Bhd (Financials, Banks)	30,067	122,077
IOI Corporation Bhd (Consumer staples, Food products)	170,700	145,689
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	16,700	77,406
Malayan Banking Bhd (Financials, Banks)	79,100	155,115
Maxis Bhd (Communication services, Wireless telecommunication services)	24,900	21,696
Petronas Chemicals Group Bhd (Materials, Chemicals)	55,600	88,712
Petronas Gas Bhd (Utilities, Gas utilities)	2,800	10,395
PPB Group Bhd (Consumer staples, Food products)	5,700	22,228
Public Bank Bhd (Financials, Banks)	259,700	239,011
RHB Bank Bhd (Financials, Banks)	101,900	128,979
Sime Darby Bhd (Industrials, Industrial conglomerates)	250,500	126,715
Sime Darby Plantation Bhd (Consumer staples, Food products)	139,900	131,872
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	116,900	131,032
Tenaga Nasional Bhd (Utilities, Electric utilities)	22,700	47,398
Top Glove Corporation Bhd (Health care, Health care equipment & supplies) †	821,750	138,255
		2,380,146
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—February 28, 2023

	Shares	Value
Mexico: 2.67%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	240,400	$ 157,670
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	370,423	380,414
Arca Continental SAB de CV (Consumer staples, Beverages)	12,100	102,486
Cemex SAB de CV Series CPO (Materials, Construction materials) †	38,000	18,900
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	27,705	200,241
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	14,700	135,378
Gruma SAB de CV Class B (Consumer staples, Food products)	7,380	108,700
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	11,100	210,570
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	6,445	184,531
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	25,700	122,527
Grupo Financiero Banorte SAB de CV (Financials, Banks)	40,700	344,526
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	71,400	149,227
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	41,700	187,549
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	37,000	76,866
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation infrastructure)	14,650	142,893
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	63,839	251,567
		2,774,045
Peru: 0.14%
Credicorp Limited (Financials, Banks)	1,172	149,336
Philippines: 1.21%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial conglomerates)	58,010	56,595
AC Energy Corporation (Utilities, Independent power & renewable electricity producers)	5,790	663
Ayala Corporation (Industrials, Industrial conglomerates)	1,840	20,777
Bank of the Philippine Islands (Financials, Banks)	83,310	165,265
BDO Unibank Incorporated (Financials, Banks)	79,474	177,183
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	34,820	125,692
Jollibee Foods Corporation (Consumer discretionary, Hotels, restaurants & leisure)	49,440	214,374
Manila Electric Company (Utilities, Electric utilities)	10,940	62,814
Metropolitan Bank & Trust Company (Financials, Banks)	200,767	211,105
PLDT Incorporated (Communication services, Wireless telecommunication services)	5,135	119,214
SM Prime Holdings Incorporated (Real estate, Real estate management & development)	41,400	25,468
Universal Robina Corporation (Consumer staples, Food products)	32,520	80,198
		1,259,348
Poland: 0.94%
Allegro SA (Consumer discretionary, Internet & direct marketing retail) 144A†	25,735	168,084
Bank Pekao SA (Financials, Banks)	6,399	129,000
CD Projekt SA (Communication services, Entertainment)	1,027	30,566
Cyfrowy Polsat SA (Communication services, Media)	5,482	21,257
Dino Polska SA (Consumer staples, Food & staples retailing) 144A†	439	36,671
KGHM Polska Miedz SA (Materials, Metals & mining)	3,268	93,591
PGE SA (Utilities, Electric utilities) †	104,176	156,432
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Poland: (continued)
PKO Bank Polski SA (Financials, Banks)	14,989	$ 104,721
Polski Koncern Naftowy Orlen SA (Energy, Oil, gas & consumable fuels)	3,105	46,527
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	13,778	113,419
Santander Bank Polska SA (Financials, Banks)	1,176	78,990
		979,258
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $89,583) (Materials, Metals & mining) ♦†>	52,390	0
Gazprom PJSC (Acquired 1/29/2019, cost $384,585) (Energy, Oil, gas & consumable fuels) ♦†>	143,160	0
Inter Rao Ues PJSC (Acquired 5/7/2020, cost $59,563) (Utilities, Electric utilities) ♦†>	862,002	0
Lukoil PJSC (Acquired 3/18/2020, cost $576,228) (Energy, Oil, gas & consumable fuels) ♦†>	8,545	0
Magnit PJSC (Acquired 4/29/2013, cost $106,474) (Consumer staples, Food & staples retailing) ♦†>	1,476	0
Magnit PJSC GDR (Acquired 7/8/2021, cost $58) (Consumer staples, Food & staples retailing) ♦†>	4	0
MMC Norilsk Nickel PJSC (Acquired 6/6/2017, cost $349,985) (Materials, Metals & mining) ♦†>	1,210	0
Mobile TeleSystems PJSC (Acquired 10/9/2020, cost $54,568) (Communication services, Wireless telecommunication services) ♦†>	12,728	0
Novolipetsk Steel PJSC (Acquired 5/7/2020, cost $58,368) (Materials, Metals & mining) ♦†>	28,410	0
PhosAgro PJSC Reg S Depository Receipt (Acquired 4/8/2021, cost $50,199) (Materials, Chemicals) ♦†>	912	0
PhosAgro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $0) (Materials, Chemicals) ♦†>	2	0
PhosAgro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $323) (Materials, Chemicals) ♦†>	18	0
Polyus PJSC (Acquired 10/15/2021, cost $135,672) (Materials, Metals & mining) ♦†>	772	0
Rosneft Oil Company PJSC (Acquired 1/31/2020, cost $125,766) (Energy, Oil, gas & consumable fuels) ♦†>	17,010	0
Sberbank of Russia PJSC (Acquired 7/31/2019, cost $713,153) (Financials, Banks) ♦†>	194,870	0
Severstal PJSC (Acquired 7/5/2020, cost $62,518) (Materials, Metals & mining) ♦†>	4,920	0
Tatneft PJSC (Acquired 5/7/2020, cost $171,025) (Energy, Oil, gas & consumable fuels) ♦†>	28,052	0
TCS Group Holding plc GDR (Acquired 3/30/2021, cost $149,438) (Financials, Banks) ♦†>	2,546	0
VTB Bank PJSC (Acquired 7/2/2018, cost $13,240) (Financials, Banks) ♦†>	17,390,000	0
		0
South Africa: 3.45%
ABSA Group Limited (Financials, Banks)	16,753	181,031
African Rainbow Minerals Limited (Materials, Metals & mining)	6,601	91,436
Anglo American Platinum Limited (Materials, Metals & mining)	600	33,233
Anglogold Ashanti Limited (Materials, Metals & mining)	1,912	32,283
Bid Corporation Limited (Consumer staples, Food & staples retailing)	2,788	61,058
Capitec Bank Holdings Limited (Financials, Banks)	184	17,579
Clicks Group Limited (Consumer staples, Food & staples retailing)	1,856	27,034
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	9,729	106,545
FirstRand Limited (Financials, Diversified financial services)	76,756	273,964
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—February 28, 2023

	Shares	Value
South Africa: (continued)
Foschini Limited (Consumer discretionary, Specialty retail)	12,006	$ 66,388
Gold Fields Limited (Materials, Metals & mining)	15,196	138,009
Growthpoint Properties Limited (Real estate, Equity REITs)	10,406	7,615
Harmony Gold Mining Company Limited (Materials, Metals & mining)	19,386	58,913
Impala Platinum Holdings Limited (Materials, Metals & mining)	10,992	102,654
Kumba Iron Ore Limited (Materials, Metals & mining)	3,878	101,160
Mr Price Group Limited (Consumer discretionary, Specialty retail)	4,647	38,530
MTN Group Limited (Communication services, Wireless telecommunication services)	22,731	179,236
MultiChoice Group Limited (Communication services, Media)	11,130	85,452
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	4,072	722,173
Nedbank Group Limited (Financials, Banks)	13,641	171,268
Old Mutual Limited (Financials, Insurance)	25,355	16,443
Reinet Investments SCA (Financials, Capital markets)	7,261	143,520
Remgro Limited (Financials, Diversified financial services)	18,364	139,772
Sasol Limited (Materials, Chemicals)	10,442	153,710
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	4,479	54,275
Sibanye Stillwater Limited (Materials, Metals & mining)	35,836	72,414
SPAR Group Limited (Consumer staples, Food & staples retailing)	13,511	105,940
Standard Bank Group Limited (Financials, Banks)	17,856	178,492
The Bidvest Group Limited (Industrials, Industrial conglomerates)	3,538	45,143
Vodacom Group Limited (Communication services, Wireless telecommunication services)	7,334	50,601
Woolworths Holdings Limited (Consumer discretionary, Multiline retail)	29,004	121,607
		3,577,478
South Korea: 10.23%
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	1,125	153,627
Celltrion Incorporated (Health care, Pharmaceuticals)	956	104,902
Cheil Worldwide Incorporated (Communication services, Media)	5,985	90,459
CJ Cheiljedang Corporation (Consumer staples, Food products)	410	99,460
CJ Corporation (Industrials, Industrial conglomerates)	248	16,287
Coway Company Limited (Consumer discretionary, Household durables)	1,944	78,450
Dongbu Insurance Company Limited (Financials, Insurance)	3,149	183,241
Doosan Bobcat Incorporated (Industrials, Machinery)	5,711	163,572
F&F Holdings Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	305	32,015
GS Holdings Corporation (Energy, Oil, gas & consumable fuels)	5,408	166,133
Hana Financial Group Incorporated (Financials, Banks)	4,589	157,446
Hankook Tire Company Limited (Consumer discretionary, Auto components)	1,313	36,912
Hanmi Pharm Company Limited (Health care, Pharmaceuticals)	322	63,025
Hanwha Chem Corporation (Materials, Chemicals) †	312	9,809
Hotel Shilla Company Limited (Consumer discretionary, Specialty retail)	983	59,578
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	1,308	156,772
Hyundai Merchant Marine Company Limited (Industrials, Marine)	5,251	89,484
Hyundai Mobis Company Limited (Consumer discretionary, Auto components)	890	142,925
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	1,933	257,539
Hyundai Steel Company Limited (Materials, Metals & mining)	2,912	77,022
Industrial Bank of Korea (Financials, Banks)	9,976	78,255
Kakao Corporation (Communication services, Interactive media & services)	4,963	234,038
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	1,049	16,013
KB Financial Group Incorporated (Financials, Banks)	7,658	296,887
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
South Korea: (continued)
Kia Corporation (Consumer discretionary, Automobiles)	4,519	$ 257,155
Korea Aerospace Industries Limited (Industrials, Aerospace & defense)	1,957	66,700
Korea Investment Holdings Company Limited (Financials, Capital markets)	4,112	192,665
Korea Zinc Company Limited (Materials, Metals & mining)	124	54,726
Korean Air Lines Company Limited (Industrials, Airlines)	2,262	38,889
Krafton Incorporated (Communication services, Entertainment) †	239	30,669
KT&G Corporation (Consumer staples, Tobacco)	2,030	136,075
Kumho Petrochemical Company Limited (Materials, Chemicals)	816	97,001
LG Chem Limited (Materials, Chemicals)	588	302,165
LG Corporation (Industrials, Industrial conglomerates)	1,165	72,458
LG Display Company Limited (Information technology, Electronic equipment, instruments & components)	1,453	16,789
LG Electronics Incorporated (Consumer discretionary, Household durables)	1,767	148,491
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	1,025	214,566
LG Uplus Corporation (Communication services, Diversified telecommunication services)	2,977	24,905
Lotte Shopping Company Limited (Consumer discretionary, Multiline retail)	1,502	98,752
Meritz Securities Company Limited (Financials, Capital markets)	4,188	22,218
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	24,288	131,237
Naver Corporation (Communication services, Interactive media & services)	2,038	321,121
NCSoft Corporation (Communication services, Entertainment)	348	114,269
NH Investment & Securities Company Limited (Financials, Capital markets)	14,626	105,004
Orion Corporation of Republic of Korea (Consumer staples, Food products)	122	11,525
Pan Ocean Company Limited (Industrials, Marine)	1,727	8,261
POSCO (Materials, Metals & mining)	1,179	283,334
S1 Corporation Incorporated (Industrials, Commercial services & supplies)	603	25,701
Samsung C&T Corporation (Industrials, Industrial conglomerates)	371	30,869
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,393	151,590
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	72,494	3,319,959
Samsung Engineering Company Limited (Industrials, Construction & engineering) †	582	11,545
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	400	64,840
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	447	235,112
Samsung SDS Company Limited (Information technology, Software)	567	53,690
Samsung Securities Company Limited (Financials, Capital markets)	2,901	73,443
SD Biosensor Incorporated (Health care, Health care equipment & supplies)	11,014	191,439
Shinhan Financial Group Company Limited (Financials, Banks)	8,054	236,462
SK Bioscience Company Limited (Health care, Biotechnology) †	2,185	115,091
SK Company Limited (Industrials, Industrial conglomerates)	142	19,166
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	6,748	455,901
SKC Company Limited (Materials, Chemicals)	172	12,738
S-Oil Corporation (Energy, Oil, gas & consumable fuels)	493	30,066
Woori Financial Group Incorporated (Financials, Banks)	8,443	77,842
		10,618,280
Taiwan: 15.03%
Accton Technology Corporation (Information technology, Communications equipment)	15,000	137,373
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	132,000	109,459
Airtac International Group (Industrials, Machinery)	3,000	104,723
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—February 28, 2023

	Shares	Value
Taiwan: (continued)
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	76,000	$ 261,704
Asia Cement Corporation (Materials, Construction materials)	46,500	68,175
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	11,000	99,631
AU Optronics Corporation (Industrials, Machinery)	104,000	63,289
Catcher Technology Company Limited (Information technology, Technology hardware, storage & peripherals)	19,000	114,818
Cathay Financial Holding Company (Financials, Insurance)	33,000	46,797
Chailease Holding Company Limited (Financials, Diversified financial services)	5,814	42,615
Cheng Shin Rubber Industry Company Limited (Consumer discretionary, Auto components)	34,000	38,101
China Airlines (Industrials, Airlines)	126,000	83,391
China Development Financial Holding Corporation (Financials, Insurance)	290,000	124,866
China Steel Corporation (Materials, Metals & mining)	109,000	112,132
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	48,000	181,481
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	188,000	148,680
CTBC Financial Holding Company Limited (Financials, Banks)	261,000	193,775
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	29,000	271,316
E INK Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	26,000	164,526
E.SUN Financial Holding Company Limited (Financials, Banks)	24,614	20,088
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,667	73,366
eMemory Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,000	120,198
Eva Airways Corporation (Industrials, Airlines) †	245,000	226,907
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	15,800	80,742
Far Eastern New Century Corporation (Industrials, Industrial conglomerates)	61,000	64,848
Far EasTone Telecommunications Company Limited (Communication services, Wireless telecommunication services)	63,000	142,156
Feng Tay Enterprise Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	7,000	42,168
First Financial Holding Company Limited (Financials, Banks)	89,020	78,011
Fubon Financial Holding Company Limited (Financials, Insurance)	84,570	165,369
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	16,000	106,451
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	217,400	719,160
Hotai Motor Company Limited (Consumer discretionary, Specialty retail)	2,000	40,311
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	36,134	27,005
Largan Precision Company Limited (Information technology, Electronic equipment, instruments & components)	2,000	143,780
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	74,000	168,389
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	26,000	610,455
Mega Financial Holding Company Limited (Financials, Banks)	53,875	58,773
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	40,000	178,443
Momo.com Incorporated (Consumer discretionary, Internet & direct marketing retail)	13,000	334,109
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Taiwan: (continued)
Nan Ya Plastics Corporation (Materials, Chemicals)	16,000	$ 39,367
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	17,000	128,858
Nanya Technology Corporation (Information technology, Semiconductors & semiconductor equipment)	29,000	55,202
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	20,000	264,312
Parade Technologies Limited (Information technology, Semiconductors & semiconductor equipment)	9,000	279,864
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	95,000	210,481
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	0
Pou Chen Corporation (Consumer discretionary, Textiles, apparel & luxury goods)	102,000	111,766
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	16,000	41,879
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	10,000	123,280
Ruentex Development Company Limited (Real estate, Real estate management & development)	42,000	60,845
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	1,000	18,816
Sinopac Financial Holdings Company Limited (Financials, Banks)	246,094	137,770
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	121,000	246,889
Taiwan Mobile Company Limited (Communication services, Wireless telecommunication services)	5,000	15,840
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	381,000	6,303,223
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	92,000	142,816
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	42,000	173,469
Uni-President Enterprises Corporation (Consumer staples, Food products)	50,000	110,378
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	187,000	304,568
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	15,000	45,191
Voltronic Power Technology Corporation (Energy, Electrical equipment)	3,000	156,641
Walsin Lihwa Corporation (Industrials, Electrical equipment)	70,000	128,927
Wan Hai Lines Limited (Industrials, Marine)	3,550	9,187
Win Semiconductors Corporation (Information technology, Semiconductors & semiconductor equipment)	6,000	32,931
Windbond Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	208,000	155,718
Wiwynn Corporation (Information technology, Technology hardware, storage & peripherals)	3,000	94,073
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	136,440	220,544
Yang Ming Marine Transport Corporation (Industrials, Marine)	29,000	61,038
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	856	636
Zhen Ding Technology Holding (Information technology, Electronic equipment, instruments & components)	44,000	161,070
		15,603,160
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—February 28, 2023

	Shares	Value
Thailand: 2.40%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	16,500	$ 94,309
Asset World Corporation PCL (Consumer discretionary, Hotels, restaurants & leisure)	42,600	7,112
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	308,800	244,655
Berli Jucker PCL (Consumer staples, Food & staples retailing)	40,700	44,338
Bumrungrad Hospital PCL (Health care, Health care providers & services)	58,400	348,669
Central Retail Corporation PCL (Consumer discretionary, Multiline retail)	52,000	65,844
Charoen Pokphand Foods PCL (Consumer staples, Food products)	61,500	38,632
Delta Electronics Thailand PCL (Information technology, Electronic equipment, instruments & components)	2,700	69,675
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	26,300	127,254
Energy Absolute PCL (Utilities, Independent power & renewable electricity producers)	23,200	51,368
Home Product Center PCL (Consumer discretionary, Specialty retail)	243,900	96,618
Indorama Ventures PCL (Materials, Chemicals)	68,000	70,711
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	39,500	79,075
Kasikornbank PCL - Non-voting (Financials, Banks)	25,200	97,688
Krung Thai Bank PCL (Financials, Banks)	433,700	212,302
Krungthai Card PCL (Financials, Consumer finance)	61,300	101,903
Land & Houses PCL (Real estate, Real estate management & development)	575,700	159,640
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	68,100	64,552
Osotspa PCL (Consumer staples, Beverages)	140,500	128,211
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	23,000	97,620
PTT Oil & Retail Business PCL (Consumer discretionary, Specialty retail)	60,300	37,366
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	53,100	61,227
Srisawad Power 1979 PCL (Financials, Diversified financial services)	72,400	110,624
Thai Oil PCL (Energy, Oil, gas & consumable fuels)	10,400	14,861
Thai Union Group PCL (Consumer staples, Food products)	85,400	38,421
The Siam Cement PCL (Materials, Construction materials)	3,000	27,758
		2,490,433
Turkey: 0.83%
Akbank TAS (Financials, Banks)	170,177	157,696
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	12,816	92,498
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	971	28,336
Haci Omer Sabanci Holding AS (Financials, Diversified financial services)	89,172	205,778
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Industrial conglomerates) †	11,983	91,118
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	31,510	78,754
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	34,847	58,899
Turkiye Is Bankasi Class C AS (Financials, Banks)	241,905	145,514
		858,593
Total Common stocks (Cost $95,978,174)		95,509,583

The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2023

	Dividend yield	Shares	Value
Preferred stocks: 2.97%
Brazil: 1.93%
Banco Bradesco SA (Financials, Banks)	2.06%	97,294	$ 243,075
Braskem SA Class A (Materials, Chemicals)	44.66	30,500	117,212
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	4.79	17,600	120,920
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	1.65	99,087	198,346
Gerdau SA (Materials, Metals & mining)	34.77	34,300	187,569
Itau Unibanco Holding SA (Financials, Banks)	3.98	88,770	431,180
Itaúsa SA (Financials, Banks)	17.91	140,945	221,562
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	54.30	100,000	482,098
			2,001,962
Chile: 0.26%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	4.79	3,107	277,752
Colombia: 0.13%
Bancolombia SA (Financials, Banks)	11.51	20,975	133,030
South Korea: 0.65%
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	12.67	620	44,090
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	12.82	405	28,219
LG Chem Limited (Materials, Chemicals)	8.12	127	28,217
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.76	14,183	572,358
			672,884
Total Preferred stocks (Cost $3,463,343)			3,085,628

		Yield
Short-term investments: 5.01%
Investment companies: 5.01%
Allspring Government Money Market Fund Select Class ♠∞		4.39	5,201,225	5,201,225
Total Short-term investments (Cost $5,201,225)				5,201,225
Total investments in securities (Cost $104,642,742)	99.99%			103,796,436
Other assets and liabilities, net	0.01			5,775
Total net assets	100.00%			$103,802,211

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,100,746), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—February 28, 2023

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,681,400	$92,672,172	$(90,152,347)	$0	$0	$5,201,225	5,201,225	$82,937
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	114	3-17-2023	$5,987,957	$5,488,530	$0	$(499,427)
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $99,441,517)	$ 98,595,211
Investments in affiliated securities, at value (cost $5,201,225)	5,201,225
Cash at broker segregated for futures contracts	272,831
Foreign currency, at value (cost $29,739)	26,890
Receivable for dividends	539,490
Receivable from adviser	7,029
Prepaid expenses and other assets	989
Total assets	104,643,665
Liabilities
Custody and accounting fees payable	376,221
Payable for investments purchased	266,024
Contingent tax liability	120,915
Payable for daily variation margin on open futures contracts	37,386
Trustees’ fees and expenses payable	848
Accrued expenses and other liabilities	40,060
Total liabilities	841,454
Total net assets	$103,802,211
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  23

Statement of operations—year ended February 28, 2023

Investment income
Dividends (net of foreign withholdings taxes of $515,561)	$ 4,344,893
Income from affiliated securities	82,937
Total investment income	4,427,830
Expenses
Advisory fee	177,460
Custody and accounting fees	191,477
Professional fees	62,375
Interest holder report expenses	11,517
Trustees’ fees and expenses	22,179
Other fees and expenses	45,046
Total expenses	510,054
Less: Fee waivers and/or expense reimbursements	(288,820)
Net expenses	221,234
Net investment income	4,206,596
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(15,168,994)
Foreign currency and foreign currency translation	(136,266)
Futures contracts	495,491
Net realized losses on investments	(14,809,769)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of foreign taxes of $170,107)	(5,961,756)
Foreign currency and foreign currency translation	1,752
Futures contracts	(447,394)
Net change in unrealized gains (losses) on investments	(6,407,398)
Net realized and unrealized gains (losses) on investments	(21,217,167)
Net decrease in net assets resulting from operations	$(17,010,571)
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 4,206,596	$ 4,685,771
Net realized gains (losses) on investments	(14,809,769)	12,703,550
Net change in unrealized gains (losses) on investments	(6,407,398)	(33,731,071)
Net decrease in net assets resulting from operations	(17,010,571)	(16,341,750)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	39,543,853	43,860,415
Withdrawals	(77,108,326)	(40,306,725)
Net increase (decrease) in net assets resulting from capital transactions	(37,564,473)	3,553,690
Total decrease in net assets	(54,575,044)	(12,788,060)
Net assets
Beginning of period	158,377,255	171,165,315
End of period	$103,802,211	$158,377,255
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  25

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(13.27)%	(9.21)%	23.70%	(6.15)%	(11.16)%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.53%	0.52%	0.58%
Net expenses	0.19% *	0.19% *	0.22% *	0.39%	0.45%
Net investment income	3.56%	2.66%	2.15%	2.51%	2.33%
Supplemental data
Portfolio turnover rate	59%	87%	133%	59%	81%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.24%
Year ended February 28, 2022	0.24%
Year ended February 28, 2021	0.31%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced Emerging Markets Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  27

Notes to financial statements
transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $106,855,294 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 10,205,675
Gross unrealized losses	(13,766,809)
Net unrealized losses	$ (3,561,134)

28  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  29

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$ 3,558,262	$ 0	$0	$ 3,558,262
Chile	489,368	0	0	489,368
China	31,467,080	0	0	31,467,080
Colombia	91,186	0	0	91,186
Czech Republic	189,061	0	0	189,061
Egypt	56,615	0	0	56,615
Greece	864,617	0	0	864,617
Hong Kong	1,504,332	0	0	1,504,332
Hungary	267,172	0	0	267,172
India	13,039,202	0	0	13,039,202
Indonesia	2,201,288	0	0	2,201,288
Kuwait	1,091,323	0	0	1,091,323
Malaysia	2,380,146	0	0	2,380,146
Mexico	2,774,045	0	0	2,774,045
Peru	149,336	0	0	149,336
Philippines	1,259,348	0	0	1,259,348
Poland	979,258	0	0	979,258
Russia	0	0	0	0
South Africa	3,577,478	0	0	3,577,478
South Korea	10,618,280	0	0	10,618,280
Taiwan	0	15,603,160	0	15,603,160
Thailand	2,490,433	0	0	2,490,433
Turkey	858,593	0	0	858,593
Preferred stocks
Brazil	2,001,962	0	0	2,001,962
Chile	277,752	0	0	277,752
Colombia	133,030	0	0	133,030
South Korea	672,884	0	0	672,884
Short-term investments
Investment companies	5,201,225	0	0	5,201,225
Total assets	$88,193,276	$15,603,160	$0	$103,796,436
Liabilities
Futures contracts	$ 499,427	$ 0	$0	$ 499,427
Total liabilities	$ 499,427	$ 0	$0	$ 499,427
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

30  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $67,267,468 and $102,866,511, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $5,447,166 in long futures contracts during the year ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in China. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  31

Notes to financial statements
significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of February 28, 2023, the Portfolio held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $3,100,746.
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

32  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced Emerging Markets Equity Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  33

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

36  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring Factor Enhanced International
Equity Portfolio

Allspring Factor Enhanced International Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2023[1]
Nestle SA	1.67
ASML Holding NV	1.34
Novo Nordisk AS Class B	1.34
Shell plc	1.27
LVMH Moët Hennessy Louis Vuitton SE	1.21
Novartis AG	1.14
Roche Holding AG	1.03
AstraZeneca plc	1.01
BHP Billiton Limited	0.95
HSBC Holdings plc	0.89
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.
Country allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Common stocks: 95.34%
Australia: 6.24%
Ampol Limited (Energy, Oil, gas & consumable fuels)	15,369	$ 340,866
ASX Limited (Financials, Capital markets)	4,034	184,693
Aurizon Holdings Limited (Industrials, Road & rail)	452,337	1,007,490
BHP Billiton Limited (Materials, Metals & mining)	138,435	4,210,511
BlueScope Steel Limited (Materials, Metals & mining)	31,952	409,800
Brambles Limited (Industrials, Commercial services & supplies)	78,960	683,811
Cochlear Limited (Health care, Health care equipment & supplies)	3,065	458,315
Coles Group Limited (Consumer staples, Food & staples retailing)	49,520	605,794
Commonwealth Bank of Australia (Financials, Banks)	37,642	2,550,407
Computershare Limited (Information technology, IT services)	30,479	508,631
CSL Limited (Health care, Biotechnology)	9,580	1,910,063
Dexus Property Group (Real estate, Equity REITs)	77,800	441,324
Endeavour Group Limited (Consumer staples, Food & staples retailing)	36,100	165,912
Fortescue Metals Group Limited (Materials, Metals & mining)	60,365	869,260
Goodman Group (Real estate, Equity REITs)	41,251	551,270
Lendlease Corporation Limited (Real estate, Real estate management & development)	32,459	166,870
Lottery Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure)	97,759	341,409
Macquarie Group Limited (Financials, Capital markets)	6,673	850,994
Medibank Private Limited (Financials, Insurance)	287,582	646,336
Mineral Resources Limited (Materials, Metals & mining)	4,461	247,829
Mirvac Group (Real estate, Equity REITs)	7,417	11,329
National Australia Bank Limited (Financials, Banks)	71,998	1,453,424
Orica Limited (Materials, Chemicals)	13,918	151,720
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	78,391	422,522
Qantas Airways Limited (Industrials, Airlines) †	124,797	539,125
QBE Insurance Group Limited (Financials, Insurance)	11,979	121,555
REA Group Limited (Communication services, Interactive media & services)	138	11,410
Rio Tinto Limited (Materials, Metals & mining)	15,567	1,222,751
Scentre Group (Real estate, Equity REITs)	204,899	410,872
Sonic Healthcare Limited (Health care, Health care providers & services)	17,261	374,117
South32 Limited (Materials, Metals & mining)	237,414	693,340
Stockland Corporation Limited (Real estate, Equity REITs)	97,130	250,978
The GPT Group (Real estate, Equity REITs)	93,815	297,333
Treasury Wine Estates Limited (Consumer staples, Beverages)	17,401	164,045
Vicinity Centres (Real estate, Equity REITs)	398,520	547,055
Wesfarmers Limited (Consumer discretionary, Multiline retail)	21,425	695,470
Westpac Banking Corporation (Financials, Banks)	82,102	1,244,702
Wisetech Global Limited (Information technology, Software)	7,186	304,634
Woodside Energy Group Limited (Energy, Oil, gas & consumable fuels)	37,876	915,230
Woolworths Group Limited (Consumer staples, Food & staples retailing)	26,223	651,470
		27,634,667
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—February 28, 2023

	Shares	Value
Austria: 0.10%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	7,492	$ 294,625
OMV AG (Energy, Oil, gas & consumable fuels)	673	32,823
Verbund AG (Utilities, Electric utilities)	1,127	97,865
		425,313
Belgium: 0.90%
Ageas NV (Financials, Insurance)	13,373	604,399
Anheuser-Busch InBev SA (Consumer staples, Beverages)	24,034	1,454,830
D'Ieteren Group SA (Consumer discretionary, Distributors)	596	115,676
Elia System Operator SA/NV (Utilities, Electric utilities)	768	101,377
KBC Group NV (Financials, Banks)	2,219	165,935
Solvay SA (Materials, Chemicals)	2,528	289,446
UCB SA (Health care, Pharmaceuticals)	3,923	337,675
Umicore SA (Materials, Chemicals)	19,521	651,837
Warehouses De Pauw SCA (Real estate, Equity REITs)	7,918	242,536
		3,963,711
Canada: 9.89%
Alimentation Couche-Tard Incorporated (Consumer staples, Food & staples retailing)	29,470	1,382,466
Altagas Limited (Utilities, Gas utilities)	11,600	199,100
Bank of Montreal (Financials, Banks)	17,291	1,638,748
Barrick Gold Corporation (Materials, Metals & mining)	38,700	625,383
Brookfield Asset Management (Financials, Capital markets)	36,228	1,205,387
Brookfield Asset Management Class A (Financials, Capital markets)	9,057	304,732
BRP Incorporated (Consumer discretionary, Leisure products)	13,900	1,204,395
Canadian Imperial Bank of Commerce (Financials, Banks)	13,048	596,699
Canadian National Railway Company (Industrials, Road & rail)	17,337	1,974,601
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	30,100	1,700,997
Canadian Pacific Railway Limited (Industrials, Road & rail)	21,710	1,648,814
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	700	87,258
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	18,800	493,113
CCL Industries Incorporated Class B (Materials, Containers & packaging)	8,000	384,786
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	32,200	593,735
CGI Incorporated (Information technology, IT services) †	14,365	1,287,955
Constellation Software Incorporated (Information technology, Software)	628	1,079,801
Dollarama Incorporated (Consumer discretionary, Multiline retail)	11,200	646,965
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	25,000	663,063
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	35,700	1,339,306
Fairfax Financial Holdings Limited (Financials, Insurance)	1,200	838,962
First Quantum Minerals Limited (Materials, Metals & mining)	7,500	163,851
Fortis Incorporated (Utilities, Electric utilities)	9,444	373,746
George Weston Limited (Consumer staples, Food & staples retailing)	4,400	551,250
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	10,100	320,950
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Canada: (continued)
Hydro One Limited (Utilities, Electric utilities) 144A	12,800	$ 332,171
iA Financial Corporation (Financials, Insurance)	3,900	261,810
IGM Financial Incorporated (Financials, Capital markets)	6,900	209,958
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	11,700	578,698
Intact Financial Corporation (Financials, Insurance)	3,975	571,008
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	8,600	734,955
Lumine Group Incorporated (Communication services, Interactive media & services) ♦	1,884	19,289
Lundin Mining Corporation (Materials, Metals & mining)	32,800	204,084
Magna International Incorporated (Consumer discretionary, Auto components)	9,627	536,558
Manulife Financial Corporation (Financials, Insurance)	63,400	1,253,596
Metro Incorporated (Consumer staples, Food & staples retailing)	11,430	593,656
National Bank of Canada (Financials, Banks)	7,508	551,449
Northland Power Incorporated (Utilities, Independent power & renewable electricity producers)	15,000	364,419
Nutrien Limited (Materials, Chemicals)	21,800	1,698,627
Nuvei Corporation Subordinate Voting Shares (Information technology, IT services) †	1,700	52,053
Open Text Corporation (Information technology, Software)	6,818	234,695
Pembina Pipeline Corporation (Energy, Oil, gas & consumable fuels)	4,700	154,313
Quebecor Incorporated Class B (Communication services, Media)	4,000	94,628
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	14,403	929,413
RioCan REIT (Real estate, Equity REITs)	29,200	462,449
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	8,937	426,906
Royal Bank of Canada (Financials, Banks)	32,831	3,333,387
Saputo Incorporated (Consumer staples, Food products)	18,300	490,056
Sun Life Financial Incorporated (Financials, Insurance)	7,258	350,746
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	41,800	1,404,872
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	10,700	425,883
Teck Resources Limited Class B (Materials, Metals & mining)	18,400	734,517
TFI International Incorporated (Industrials, Road & rail)	10,600	1,293,519
The Bank of Nova Scotia (Financials, Banks)	14,008	692,341
The Toronto-Dominion Bank (Financials, Banks)	39,918	2,657,787
TMX Group Limited (Financials, Capital markets)	1,000	99,722
Toromont Industries Limited (Industrials, Trading companies & distributors)	1,000	82,477
Tourmaline Oil Corporation (Energy, Oil, gas & consumable fuels)	12,700	556,585
West Fraser Timber Company Limited (Materials, Paper & forest products)	1,600	120,191
		43,812,881
Denmark: 2.81%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	218	508,364
Carlsberg AS Class B (Consumer staples, Beverages)	3,955	559,665
Coloplast AS Class B (Health care, Health care equipment & supplies)	3,290	380,472
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—February 28, 2023

	Shares	Value
Denmark: (continued)
Danske Bank AS (Financials, Banks)	38,542	$ 895,217
DSV Panalpina AS (Industrials, Air freight & logistics)	3,084	561,401
Genmab AS (Health care, Biotechnology) †	2,186	822,579
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	41,775	5,913,878
Orsted AS (Utilities, Electric utilities) 144A	638	55,776
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	16,802	1,593,516
Rockwool International Class A (Industrials, Building products)	1,790	407,625
Vestas Wind System AS Class A (Industrials, Electrical equipment)	10,197	290,678
William Demant Holding AS (Health care, Health care equipment & supplies) †	15,108	452,786
		12,441,957
Finland: 0.86%
Elisa Oyj (Communication services, Diversified telecommunication services)	2,280	129,549
Kone Oyj Class B (Industrials, Machinery)	3,866	200,978
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	3,021	145,994
Nokia Oyj (Information technology, Communications equipment)	123,688	572,947
Nordea Bank Abp (Financials, Banks)	73,010	925,110
Orion Oyj Class B (Health care, Pharmaceuticals)	16,451	775,180
Sampo Oyj Class A (Financials, Insurance)	9,228	449,371
Stora Enso Oyj (Materials, Paper & forest products)	8,777	124,352
UPM-Kymmene Oyj (Materials, Paper & forest products)	7,140	259,108
Wartsila Oyj Abp (Industrials, Machinery)	21,496	208,174
		3,790,763
France: 9.31%
Aeroports de Paris SA (Industrials, Transportation infrastructure) †	550	79,959
Air Liquide SA (Materials, Chemicals)	9,860	1,570,178
Amundi SA (Financials, Capital markets) 144A	1,752	115,633
Arkema SA (Materials, Chemicals)	3,005	305,634
AXA SA (Financials, Insurance)	56,873	1,795,613
BioMerieux Incorporated (Health care, Health care equipment & supplies)	2,911	285,543
BNP Paribas SA (Financials, Banks)	26,417	1,848,314
Bolloré SA (Industrials, Air freight & logistics)	2,215	12,393
Bureau Veritas SA (Industrials, Professional services)	10,015	286,643
Capgemini SE (Information technology, IT services)	5,054	950,717
Carrefour SA (Consumer staples, Food & staples retailing)	40,116	793,878
Compagnie de Saint-Gobain SA (Industrials, Building products)	14,036	836,268
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	12,291	386,561
Covivio (Real estate, Equity REITs)	8,673	556,827
Credit Agricole SA (Financials, Banks)	13,593	166,230
Danone SA (Consumer staples, Food products)	8,730	491,603
Dassault Avation SA (Industrials, Aerospace & defense)	741	127,517
Dassault Systèmes SE (Information technology, Software)	15,513	600,208
Edenred Group SE (Information technology, IT services)	4,158	234,497
Eiffage SA (Industrials, Construction & engineering)	2,308	253,882
Engie SA (Utilities, Multi-utilities)	52,140	763,034
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
France: (continued)
Essilor International SA (Health care, Health care equipment & supplies)	4,932	$ 857,605
Eurazeo SA (Financials, Diversified financial services)	5,449	367,705
Gecina SA (Real estate, Equity REITs)	3,507	404,690
Groupe Eurotunnel SE (Industrials, Transportation infrastructure)	7,355	123,887
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	451	818,332
Ipsen SA (Health care, Pharmaceuticals)	4,468	510,859
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,530	898,146
Klepierre SA (Real estate, Equity REITs)	36,900	923,819
La Francaise des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	444	17,559
Legrand SA (Industrials, Electrical equipment)	5,366	497,184
L'Oréal SA (Consumer staples, Personal products)	5,426	2,152,728
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,409	5,348,471
Orange SA (Communication services, Diversified telecommunication services)	72,847	831,526
Pernod-Ricard SA (Consumer staples, Beverages)	3,469	725,393
Publicis Groupe SA (Communication services, Media)	3,835	305,194
Renault SA (Consumer discretionary, Automobiles) †	14,896	669,136
Safran SA (Industrials, Aerospace & defense)	1,132	160,392
Sanofi SA (Health care, Pharmaceuticals)	30,211	2,840,406
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	1,320	430,996
Schneider Electric SE (Industrials, Electrical equipment)	12,673	2,039,051
Societe Generale SA (Financials, Banks)	32,254	932,023
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	5,811	539,276
Thales SA (Industrials, Aerospace & defense)	2,672	373,620
Total SA (Energy, Oil, gas & consumable fuels)	59,353	3,676,887
Ubisoft Entertainment SA (Communication services, Entertainment) †	14,165	312,831
Valeo SA (Consumer discretionary, Auto components)	17,643	368,275
Vinci SA (Industrials, Construction & engineering)	9,352	1,066,711
Wendel SA (Financials, Diversified financial services)	5,293	601,828
		41,255,662
Germany: 6.68%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,722	258,014
Allianz AG (Financials, Insurance)	9,256	2,174,864
BASF SE (Materials, Chemicals)	26,267	1,346,761
Bayer AG (Health care, Pharmaceuticals)	30,463	1,813,703
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	9,703	1,003,195
Bechtle AG (Information technology, IT services)	17,999	760,169
Beiersdorf AG (Consumer staples, Personal products)	2,016	240,952
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	781	104,332
Commerzbank AG (Financials, Banks) †	50,367	613,973
Continental AG (Consumer discretionary, Auto components)	5,072	364,796
Covestro AG (Materials, Chemicals) 144A	3,367	148,327
Daimler Truck Holding AG (Industrials, Machinery) †	20,949	665,065
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—February 28, 2023

	Shares	Value
Germany: (continued)
Deutsche Bank AG (Financials, Capital markets)	91,527	$ 1,142,335
Deutsche Boerse AG (Financials, Capital markets)	3,723	649,740
Deutsche Lufthansa AG (Industrials, Airlines) †	66,254	688,295
Deutsche Post AG (Industrials, Air freight & logistics)	19,488	826,972
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	85,644	1,923,586
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	7,036	274,758
Fresenius SE & Company KGaA (Health care, Health care providers & services)	11,673	321,380
GEA Group AG (Industrials, Machinery)	4,510	198,537
Heidelbergcement AG (Materials, Construction materials)	4,935	339,910
Henkel AG & Company KGaA (Consumer staples, Household products)	2,027	140,322
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	31,846	1,128,903
Knorr Bremse AG (Industrials, Machinery)	2,991	203,798
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	22,948	1,763,367
Merck KGaA (Health care, Pharmaceuticals)	3,888	737,547
MTU Aero Engines AG (Industrials, Aerospace & defense)	635	153,470
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,485	1,202,032
Nemetschek SE (Information technology, Software)	2,450	139,104
Rheinmetall AG (Industrials, Aerospace & defense)	4,669	1,188,179
RWE AG (Utilities, Independent power & renewable electricity producers)	14,436	614,423
SAP SE (Information technology, Software)	27,558	3,132,836
Scout24 AG (Communication services, Interactive media & services) 144A	6,778	372,219
Siemens AG (Industrials, Industrial conglomerates)	16,075	2,460,265
Siemens Energy AG (Industrials, Electrical equipment)	8,687	174,301
United Internet AG (Communication services, Diversified telecommunication services)	4,012	87,925
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	6,072	241,480
		29,599,835
Hong Kong: 2.50%
AIA Group Limited (Financials, Insurance)	247,600	2,626,022
BOC Hong Kong (Holdings) Limited (Financials, Banks)	133,500	451,554
Budweiser Brewing Company APAC Limited (Consumer staples, Beverages) 144A	12,900	38,621
CK Asset Holdings Limited (Real estate, Real estate management & development)	92,190	577,846
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	157,570	939,470
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	97,500	514,243
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	42,000	279,308
Hang Lung Properties Limited (Real estate, Real estate management & development)	27,000	52,078
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	14,600	585,161
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	8,435	38,548
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Hong Kong: (continued)
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	11,348	$ 561,953
Link REIT (Real estate, Equity REITs)	36,500	239,942
MTR Corporation Limited (Industrials, Road & rail)	74,500	375,376
Power Assets Holdings Limited (Utilities, Electric utilities)	71,000	379,902
Sino Land Company (Real estate, Real estate management & development)	497,899	638,121
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	36,000	491,655
Swire Pacific Limited Class A (Real estate, Real estate management & development)	60,978	497,183
Swire Properties Limited (Real estate, Real estate management & development)	72,800	191,520
Techtronic Industries Company Limited (Industrials, Machinery)	11,500	114,350
WH Group Limited (Consumer staples, Food products) 144A	1,944,000	1,129,340
Xinyi Glass Holdings Limited (Industrials, Building products)	195,000	364,193
		11,086,386
Ireland: 0.41%
CRH plc (Materials, Construction materials)	19,669	926,189
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	2,031	327,276
Kingspan Group plc (Industrials, Building products)	4,221	274,927
Smurfit Kappa Group plc (Materials, Containers & packaging)	8,004	299,436
		1,827,828
Israel: 0.66%
Bank Hapoalim BM (Financials, Banks)	21,987	184,037
Bank Leumi Le-Israel (Financials, Banks)	25,090	195,245
Bezeq The Israel Telecommunication Corporation (Communication services, Diversified telecommunication services)	272,212	376,868
Check Point Software Technologies Limited (Information technology, Software) †	8,336	1,031,330
ICL Group Limited (Materials, Chemicals)	45,113	327,969
Israel Discount Bank Limited Class A (Financials, Banks)	31,392	148,995
Mizrahi Tefahot Bank Limited (Financials, Banks)	3,168	94,258
Wix.com Limited (Information technology, IT services) †	3,644	329,891
ZIM Integrated Shipping Services Limited (Industrials, Marine)	10,091	238,753
		2,927,346
Italy: 1.82%
Assicurazioni Generali SpA (Financials, Insurance)	37,788	747,808
Enel SpA (Utilities, Electric utilities)	145,320	817,249
Eni SpA (Energy, Oil, gas & consumable fuels)	75,532	1,067,812
FinecoBank SpA (Financials, Banks)	12,904	223,154
Infrastrutture Wireless Italiane SpA (Communication services, Diversified telecommunication services) 144A	8,235	90,760
Intesa Sanpaolo SpA (Financials, Banks)	477,559	1,293,849
Mediobanca SpA (Financials, Banks)	30,238	323,025
Poste Italiane SpA (Financials, Insurance) 144A	19,576	211,196
Prysmian SpA (Industrials, Electrical equipment)	22,194	853,771
Snam SpA (Utilities, Gas utilities)	86,730	426,198
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—February 28, 2023

	Shares	Value
Italy: (continued)
Terna SpA (Utilities, Electric utilities)	84,787	$ 639,233
UniCredit SpA (Financials, Banks)	67,790	1,387,280
		8,081,335
Japan: 17.92%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	8,200	651,037
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	17,100	468,459
Ajinomoto Company Incorporated (Consumer staples, Food products)	7,550	222,804
Asahi Group Holdings Limited (Consumer staples, Beverages)	16,000	565,943
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	39,200	552,494
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	4,100	106,599
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	4,300	265,728
Bridgestone Corporation (Consumer discretionary, Auto components)	14,400	552,605
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	29,400	432,509
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	25,800	557,195
Capcom Company Limited (Communication services, Entertainment)	13,300	418,571
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	21,600	224,004
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	16,500	442,327
Daifuku Company Limited (Industrials, Machinery)	1,100	60,027
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	23,500	501,137
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	32,400	1,019,200
Daikin Industries Limited (Industrials, Building products)	2,266	388,526
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	5,300	499,423
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	1,200	27,701
Dentsu Incorporated (Communication services, Media)	9,800	314,539
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	1,500	470,420
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	170,300	588,242
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	2,700	533,436
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	14,400	556,307
Fujitsu Limited (Information technology, IT services)	9,600	1,235,298
Hakuhodo DY Holdings Incorporated (Communication services, Media)	400	4,460
Hamamatsu Photonics (Information technology, Electronic equipment, instruments & components)	3,900	191,341
Hankyu Hanshin Holdings Incorporated (Industrials, Road & rail)	6,200	176,453
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	1,400	171,202
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Japan: (continued)
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	10,100	$ 225,879
Hitachi Limited (Industrials, Industrial conglomerates)	20,500	1,037,384
Honda Motor Company Limited (Consumer discretionary, Automobiles)	32,900	855,876
Hoya Corporation (Health care, Health care equipment & supplies)	11,000	1,088,245
Ibiden Company Limited (Information technology, Electronic equipment, instruments & components)	4,000	137,343
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	28,300	630,829
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	35,500	590,037
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	59,800	629,381
Isuzu Motors Limited (Consumer discretionary, Automobiles)	34,400	411,572
Itochu Corporation (Industrials, Trading companies & distributors)	42,100	1,258,161
Itochu Techno-Solutions Corporation (Information technology, IT services)	23,700	527,421
Japan Post Holdings (Financials, Insurance)	61,200	543,880
Japan Post Insurance Company Limited (Financials, Insurance)	24,600	426,758
Japan Tobacco Incorporated (Consumer staples, Tobacco)	9,400	191,203
JFE Holdings Incorporated (Materials, Metals & mining)	46,700	578,284
JSR Corporation (Materials, Chemicals)	4,400	100,018
Kajima Corporation (Industrials, Construction & engineering)	53,800	642,889
Kakaku.com Incorporated (Communication services, Interactive media & services)	23,700	353,703
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	19,800	186,432
Kao Corporation (Consumer staples, Personal products)	13,000	485,990
KDDI Corporation (Communication services, Wireless telecommunication services)	48,900	1,431,570
Keisei Electric Railway Company Limited (Industrials, Road & rail)	1,900	54,912
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	3,600	1,557,078
Kintetsu Group Holdings Company Limited (Industrials, Road & rail)	4,900	148,452
Kirin Holdings Company Limited (Consumer staples, Beverages)	42,400	634,965
Kobayashi Pharmaceutical Company Limited (Consumer staples, Personal products)	4,400	264,992
Koel Tecmo Holdings Company Limited (Communication services, Entertainment)	4,600	77,097
Komatsu Limited (Industrials, Machinery)	31,500	754,214
Konami Holdings Corporation (Communication services, Entertainment)	9,700	428,166
KOSE Corporation (Consumer staples, Personal products)	3,400	384,312
Kubota Corporation (Industrials, Machinery)	10,400	157,006
Kyocera Corporation (Information technology, Electronic equipment, instruments & components)	6,400	315,311
LIXIL Corporation (Industrials, Building products)	28,300	451,245
M3 Incorporated (Health care, Health care technology)	15,100	360,657
Marubeni Corporation (Industrials, Trading companies & distributors)	87,100	1,113,099
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—February 28, 2023

	Shares	Value
Japan: (continued)
Mazda Motor Corporation (Consumer discretionary, Automobiles)	76,900	$ 693,007
Meiji Holdings Company Limited (Consumer staples, Food products)	300	13,749
Misumi Group Incorporated (Industrials, Machinery)	7,900	187,992
Mitsubishi Corporation (Industrials, Trading companies & distributors)	42,400	1,441,516
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	32,000	360,295
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	19,000	236,602
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	30,700	1,130,774
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	258,800	1,834,438
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	111,700	583,296
Mitsui & Company Limited (Industrials, Trading companies & distributors)	50,400	1,415,516
Mitsui Chemicals Incorporated (Materials, Chemicals)	29,900	721,395
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	13,100	249,675
Mitsui OSK Lines Limited (Industrials, Marine)	17,700	462,796
Mizuho Financial Group Incorporated (Financials, Banks)	29,970	467,198
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	14,500	474,121
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	15,500	833,315
NEC Corporation (Information technology, IT services)	8,700	311,502
Nexon Company Limited (Communication services, Entertainment)	26,600	576,719
NGK Insulators Limited (Industrials, Machinery)	36,900	489,994
Nidec Corporation (Industrials, Electrical equipment)	600	30,389
Nintendo Company Limited (Communication services, Entertainment)	30,800	1,159,114
Nippon Express Holdings Incorporated (Industrials, Road & rail)	8,100	452,132
Nippon Steel Corporation (Materials, Metals & mining)	48,500	1,081,815
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	39,600	1,147,965
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	19,700	511,038
Nissan Chemical Industries Limited (Materials, Chemicals)	3,000	131,762
Nissan Motor Company Limited (Consumer discretionary, Automobiles)	11,300	43,787
Nitto Denko Corporation (Materials, Chemicals)	6,100	367,375
Nomura Holdings Incorporated (Financials, Capital markets)	121,800	502,121
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	13,700	305,384
NTT Data Corporation (Information technology, IT services)	20,267	281,331
Obayashi Corporation (Industrials, Construction & engineering)	11,700	86,533
Olympus Corporation (Health care, Health care equipment & supplies)	41,600	700,895
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	23,400	477,779
Oracle Corporation (Japan) (Information technology, Software)	4,200	286,262
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Japan: (continued)
ORIX Corporation (Financials, Diversified financial services)	31,200	$ 559,471
Osaka Gas Company Limited (Utilities, Gas utilities)	20,000	325,071
Otsuka Corporation (Information technology, IT services)	20,400	687,716
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	7,600	230,755
Panasonic Corporation (Consumer discretionary, Household durables)	100	872
Persol Holdings Company Limited (Industrials, Professional services)	36,100	723,034
Recruit Holdings Company Limited (Industrials, Professional services)	32,400	881,419
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	18,200	235,796
Ricoh Company Limited (Information technology, Technology hardware, storage & peripherals)	44,800	348,121
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	3,800	292,490
SCSK Corporation (Information technology, IT services)	33,100	480,133
Secom Company Limited (Industrials, Commercial services & supplies)	3,400	197,850
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	7,900	108,908
Sekisui Chemical Company Limited (Consumer discretionary, Household durables)	2,300	30,829
Sekisui House Limited (Consumer discretionary, Household durables)	28,200	534,258
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	10,800	483,067
SG Holdings Company Limited (Industrials, Air freight & logistics)	17,300	249,421
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	4,300	124,274
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	8,200	1,153,318
Shiseido Company Limited (Consumer staples, Personal products)	5,300	244,106
SMC Corporation (Industrials, Machinery)	300	152,253
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	6,500	263,380
Sompo Holdings Incorporated (Financials, Insurance)	8,900	381,676
Sony Corporation (Consumer discretionary, Household durables)	20,200	1,695,759
Square Enix Company Limited (Communication services, Entertainment)	14,600	650,891
Subaru Corporation (Consumer discretionary, Automobiles)	7,000	112,464
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	14,833	204,702
Sumitomo Chemical Company Limited (Materials, Chemicals)	17,400	60,958
Sumitomo Corporation (Industrials, Trading companies & distributors)	60,900	1,039,042
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	5,000	61,529
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	6,700	248,996
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	24,400	1,070,227
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—February 28, 2023

	Shares	Value
Japan: (continued)
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	1,400	$ 51,875
Suntory Beverage & Food Limited (Consumer staples, Beverages)	14,600	512,563
Taisei Corporation (Industrials, Construction & engineering)	12,700	414,146
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	35,200	1,088,924
TDK Corporation (Information technology, Electronic equipment, instruments & components)	17,000	569,351
Terumo Corporation (Health care, Health care equipment & supplies)	6,800	182,842
TIS Incorporated (Information technology, Software)	24,300	603,239
Tobu Railway Company Limited (Industrials, Road & rail)	17,900	399,662
Toho Company Limited Tokyo (Communication services, Entertainment)	5,400	187,992
Tokio Marine Holdings Incorporated (Financials, Insurance)	48,200	1,023,261
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	4,700	1,612,405
Tokyo Gas Company Limited (Utilities, Gas utilities)	22,200	428,494
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	23,800	430,534
Toray Industries Incorporated (Materials, Chemicals)	36,600	209,458
Toshiba Corporation (Industrials, Industrial conglomerates)	6,100	188,930
Tosoh Corporation (Materials, Chemicals)	43,900	597,134
Toyota Motor Corporation (Consumer discretionary, Automobiles)	158,200	2,164,059
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	10,000	408,358
Trend Micro Incorporated (Information technology, Software)	17,100	805,046
USS Company Limited (Consumer discretionary, Specialty retail)	38,600	626,252
Yakult Honsha Company Limited (Consumer staples, Food products)	7,000	477,617
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	10,900	278,995
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	2,600	43,940
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	8,400	125,486
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	37,500	833,150
		79,378,429
Luxembourg: 0.25%
ArcelorMittal SA (Materials, Metals & mining)	17,750	534,031
Eurofins Scientific SE (Health care, Life sciences tools & services)	7,373	514,696
Tenaris SA (Energy, Energy equipment & services)	3,047	50,534
		1,099,261
Netherlands: 5.28%
Adyen NV (Information technology, IT services) 144A†	234	332,939
Airbus SE (Industrials, Aerospace & defense)	12,401	1,626,712
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	1,819	621,438
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Netherlands: (continued)
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	9,602	$ 5,931,123
CNH Industrial NV (Industrials, Machinery)	26,285	431,620
Exor NV (Financials, Diversified financial services) †	30,216	2,491,559
Heineken Holding NV (Consumer staples, Beverages)	2,551	218,419
Heineken NV (Consumer staples, Beverages)	3,177	324,270
ING Groep NV (Financials, Banks)	104,305	1,463,550
JDE Peet's NV (Consumer staples, Food products)	8,838	260,247
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	29,961	951,168
Koninklijke DSM NV (Materials, Chemicals)	983	121,335
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	177,188	607,401
Koninklijke Philips NV (Health care, Health care equipment & supplies)	4,597	75,122
NN Group NV (Financials, Insurance)	18,992	769,364
OCI NV (Materials, Chemicals)	24,792	823,386
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	28,676	2,060,054
Qiagen NV (Health care, Life sciences tools & services) †	4,925	226,911
Randstad Holdings NV (Industrials, Professional services)	14,057	863,836
Stellantis NV (Consumer discretionary, Automobiles)	87,636	1,534,433
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	11,848	569,249
Universal Music Group NV (Communication services, Entertainment)	13,441	317,740
Wolters Kluwer NV (Industrials, Professional services)	6,652	770,070
		23,391,946
New Zealand: 0.22%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	65,753	355,325
Meridian Energy Limited (Utilities, Independent power & renewable electricity producers)	35,781	117,475
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	160,855	497,283
		970,083
Norway: 0.66%
Aker BP ASA (Energy, Oil, gas & consumable fuels)	1,010	27,261
DNB Bank ASA (Financials, Banks)	6,346	126,861
Equinor ASA (Energy, Oil, gas & consumable fuels)	30,821	950,172
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	12,821	533,591
Mowi ASA (Consumer staples, Food products)	15,332	265,233
Norsk Hydro ASA (Materials, Metals & mining)	54,617	397,920
Orkla ASA (Consumer staples, Food products)	501	3,373
Salmar ASA (Consumer staples, Food products)	1,703	70,844
Telenor ASA (Communication services, Diversified telecommunication services)	1,753	19,674
Yara International ASA (Materials, Chemicals)	10,973	522,086
		2,917,015
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—February 28, 2023

	Shares	Value
Portugal: 0.14%
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	19,727	$ 241,202
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	18,013	369,997
		611,199
Singapore: 1.39%
Ascendas REIT (Real estate, Equity REITs)	46,400	95,315
CapitaLand Investments Limited (Real estate, Real estate management & development)	143,100	394,773
CapitaLand Mall Trust (Real estate, Equity REITs)	10,000	14,387
City Developments Limited (Real estate, Real estate management & development)	75,700	432,828
DBS Group Holdings Limited (Financials, Banks)	44,113	1,117,832
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	340,524	257,581
Keppel Corporation Limited (Industrials, Industrial conglomerates)	36,900	149,959
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	103,496	972,446
Sembcorp Marine Limited (Industrials, Machinery) †	704,237	66,327
Singapore Exchange Limited (Financials, Capital markets)	34,900	225,428
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	227,600	400,024
United Overseas Bank Limited (Financials, Banks)	32,486	720,814
UOL Group Limited (Real estate, Real estate management & development)	30,473	154,348
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	65,200	830,201
Wilmar International Limited (Consumer staples, Food products)	110,885	323,992
		6,156,255
Spain: 2.50%
Acciona SA (Utilities, Electric utilities)	976	183,855
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	18,314	555,165
Aena SA (Industrials, Transportation infrastructure) 144A†	1,823	282,286
Amadeus IT Holding SA Class A (Information technology, IT services) †	3,415	214,555
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	250,017	1,949,737
Banco Santander Central Hispano SA (Financials, Banks)	541,789	2,133,179
CaixaBank SA (Financials, Banks)	59,678	255,768
EDP Renováveis SA (Utilities, Independent power & renewable electricity producers)	6,428	131,967
Enagás SA (Utilities, Gas utilities)	2,657	47,663
Grifols SA (Health care, Biotechnology) †	41,145	501,992
Iberdrola SA (Utilities, Electric utilities)	141,029	1,620,692
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	26,330	810,134
Naturgy Energy Group SA (Utilities, Gas utilities)	11,010	303,476
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	21,549	358,068
Repsol SA (Energy, Oil, gas & consumable fuels)	65,846	1,045,028
Telefónica SA (Communication services, Diversified telecommunication services)	169,659	690,696
		11,084,261
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Sweden: 2.99%
Alfa Laval AB (Industrials, Machinery)	7,885	$ 259,871
Assa Abloy AB Class B (Industrials, Building products)	20,544	500,647
Atlas Copco AB Class A (Industrials, Machinery)	68,176	812,016
Atlas Copco AB Class B (Industrials, Machinery)	31,796	336,002
Boliden AB (Materials, Metals & mining)	13,833	568,424
Electrolux AB (Consumer discretionary, Household durables)	6,065	73,593
Epiroc AB Class A (Industrials, Machinery)	22,957	441,903
Epiroc AB Class B (Industrials, Machinery)	15,876	261,466
Ericsson LM Class B (Information technology, Communications equipment)	81,017	449,664
Essity Aktiebolag AB (Consumer staples, Household products)	8,862	239,582
Evolution Gaming Group AB (Consumer discretionary, Hotels, restaurants & leisure) 144A	2,631	318,344
Fastighets AB (Real estate, Real estate management & development) †	112,925	561,173
Getinge AB Class B (Health care, Health care equipment & supplies)	28,859	621,676
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	24,361	307,282
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	14,940	165,770
Husqvarna AB Class B (Industrials, Machinery)	64,151	569,441
Indutrade AB (Industrials, Machinery)	10,482	223,298
Kinnevik AB (Financials, Diversified financial services) †	38,448	573,525
Nibe Industrier AB (Industrials, Building products)	1,258	13,027
Sagax AB Class B (Real estate, Real estate management & development)	8,297	204,572
Sandvik AB (Industrials, Machinery)	23,269	479,695
Securitas AB Class B (Industrials, Commercial services & supplies)	87,868	758,646
Skanska AB Class B (Industrials, Construction & engineering)	1,783	32,465
SKF AB Class B (Industrials, Machinery)	33,459	637,185
Svenska Handelsbanken AB Class A (Financials, Banks)	11,021	116,969
Swedbank AB Class A (Financials, Banks)	11,583	236,573
Swedish Orphan Biovitrum AB (Health care, Biotechnology) †	31,365	722,402
Tele2 AB Class B (Communication services, Wireless telecommunication services)	81,259	747,850
Telia Company AB (Communication services, Diversified telecommunication services)	61,485	158,881
Volvo AB Class A (Industrials, Machinery)	18,897	393,898
Volvo AB Class B (Industrials, Machinery)	64,173	1,286,157
Volvo Car AB Series B (Consumer discretionary, Automobiles) †	31,451	148,602
		13,220,599
Switzerland: 8.37%
ABB Limited (Industrials, Electrical equipment)	50,964	1,692,577
Adecco SA (Industrials, Professional services)	15,180	539,282
Alcon Incorporated (Health care, Health care equipment & supplies)	10,813	736,595
Baloise Holding AG (Financials, Insurance)	1,012	168,156
Barry Callebaut AG (Consumer staples, Food products)	12	23,876
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	11	120,529
Clariant AG (Materials, Chemicals)	14,619	236,704
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—February 28, 2023

	Shares	Value
Switzerland: (continued)
Coca-Cola HBC AG (Consumer staples, Beverages)	6,406	$ 163,895
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	11,975	1,802,258
Geberit AG (Industrials, Building products)	711	384,243
Julius Bär Gruppe AG (Financials, Capital markets)	8,857	586,423
LafargeHolcim Limited (Materials, Construction materials)	13,517	834,399
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	687	37,550
Lonza Group AG (Health care, Life sciences tools & services)	1,933	1,150,954
Nestle SA (Consumer staples, Food products)	65,574	7,385,560
Novartis AG (Health care, Pharmaceuticals)	59,771	5,031,210
Partners Group Holding AG (Financials, Capital markets)	780	740,041
Roche Holding AG (Health care, Pharmaceuticals)	15,735	4,540,822
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	2,251	695,961
Schindler Holding AG (Industrials, Machinery)	175	37,625
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	1,413	317,151
SGS SA (Industrials, Professional services)	199	455,956
Sika AG (Materials, Chemicals)	851	238,444
Sonova Holding AG (Health care, Health care equipment & supplies)	3,171	778,399
Straumann Holding AG (Health care, Health care equipment & supplies)	2,705	358,570
Swiss Life Holding AG (Financials, Insurance)	963	578,914
Swiss Prime Site AG (Real estate, Real estate management & development)	631	53,262
Swiss Reinsurance AG (Financials, Insurance)	9,605	1,001,445
Swisscom AG (Communication services, Diversified telecommunication services)	595	366,659
Temenos AG (Information technology, Software)	3,468	255,097
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	2,440	847,659
The Swatch Group AG (Registered Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	1,581	100,968
UBS Group AG (Financials, Capital markets)	112,587	2,444,555
VAT Group AG (Industrials, Machinery) 144A	754	227,677
Zurich Insurance Group AG (Financials, Insurance)	4,513	2,138,977
		37,072,393
United Kingdom: 13.44%
3i Group plc (Financials, Capital markets)	65,093	1,273,894
Aberdeen plc (Financials, Capital markets)	107,489	290,392
Anglo American plc (Materials, Metals & mining)	35,159	1,219,884
Ashtead Group plc (Industrials, Trading companies & distributors)	3,452	228,789
Associated British Foods plc (Consumer staples, Food products)	7,259	175,241
AstraZeneca plc (Health care, Pharmaceuticals)	34,210	4,477,065
Auto Trader Group plc (Communication services, Interactive media & services) 144A	123,856	887,028
Aviva plc (Financials, Insurance)	28,105	150,910
BAE Systems plc (Industrials, Aerospace & defense)	128,697	1,390,132
Barclays plc (Financials, Banks)	505,137	1,061,120
Barratt Developments plc (Consumer discretionary, Household durables)	47,979	270,725
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
United Kingdom: (continued)
Berkeley Group Holdings (Consumer discretionary, Household durables)	2,305	$ 116,337
BP plc (Energy, Oil, gas & consumable fuels)	417,033	2,761,462
British American Tobacco plc (Consumer staples, Tobacco)	50,709	1,917,388
BT Group plc (Communication services, Diversified telecommunication services)	483,910	811,116
Bunzl plc (Industrials, Trading companies & distributors)	5,407	192,773
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	17,659	523,806
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	64,021	1,478,547
Diageo plc (Consumer staples, Beverages)	49,195	2,088,257
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	12,559	205,374
Experian Group Limited plc (Industrials, Professional services)	13,969	471,313
Glencore plc (Materials, Metals & mining)	328,720	1,958,618
GSK plc (Health care, Pharmaceuticals)	97,445	1,670,736
Haleon plc (Consumer staples, Personal products) †	47,749	184,912
Halma plc (Information technology, Electronic equipment, instruments & components)	5,012	130,461
Hargreaves Lansdown plc (Financials, Capital markets)	57,609	574,871
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	18,082	376,709
HSBC Holdings plc (Financials, Banks)	518,169	3,961,564
Imperial Tobacco Group plc (Consumer staples, Tobacco)	29,970	722,791
Intercontinental Hotels Group plc (Consumer discretionary, Hotels, restaurants & leisure)	9,487	639,725
Intertek Group plc (Industrials, Professional services)	560	28,116
Johnson Matthey plc (Materials, Chemicals)	37,146	974,941
Kingfisher plc (Consumer discretionary, Specialty retail)	203,103	701,637
Land Securities Group plc (Real estate, Equity REITs)	57,840	478,522
Legal & General Group plc (Financials, Insurance)	63,229	194,625
Lloyds Banking Group plc (Financials, Banks)	1,583,034	1,001,965
London Stock Exchange Group plc (Financials, Capital markets)	3,873	346,230
Melrose Industries plc (Industrials, Industrial conglomerates)	70,760	127,543
National Grid plc (Utilities, Multi-utilities)	78,074	984,190
NatWest Group plc (Financials, Banks)	240,738	846,418
Next plc (Consumer discretionary, Multiline retail)	2,976	244,922
NMC Health plc (Health care, Health care providers & services) ♦†	7,509	15
Pearson plc (Consumer discretionary, Diversified consumer services)	31,556	348,598
Persimmon plc (Consumer discretionary, Household durables)	13,245	231,409
Prudential plc (Financials, Insurance)	23,666	361,384
Reckitt Benckiser Group plc (Consumer staples, Household products)	20,676	1,433,016
RELX plc (Industrials, Professional services)	41,796	1,258,366
Rio Tinto plc (Materials, Metals & mining)	29,592	2,033,171
Schroders plc (Financials, Capital markets)	16,727	100,077
Severn Trent plc (Utilities, Water utilities)	3,439	113,798
Shell plc (Energy, Oil, gas & consumable fuels)	184,740	5,614,249
Smith & Nephew plc (Health care, Health care equipment & supplies)	37,685	537,607
SSE plc (Utilities, Electric utilities)	33,738	708,354
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  19

Portfolio of investments—February 28, 2023

	Shares	Value
United Kingdom: (continued)
Standard Chartered plc (Financials, Banks)	100,514	$ 948,123
Taylor Wimpey plc (Consumer discretionary, Household durables)	233,183	345,556
Tesco plc (Consumer staples, Food & staples retailing)	167,105	512,556
The British Land Company plc (Real estate, Equity REITs)	125,849	676,203
The Sage Group plc (Information technology, Software)	91,129	820,574
Unilever plc (London Exchange) (Consumer staples, Personal products)	68,041	3,385,031
United Utilities Group plc (Utilities, Water utilities)	20,400	249,798
Vodafone Group plc (Communication services, Wireless telecommunication services)	1,086,864	1,304,458
WPP plc (Communication services, Media)	33,582	413,636
		59,537,028
Total Common stocks (Cost $364,402,412)		422,286,153

	Dividend yield
Preferred stocks: 0.45%
Germany: 0.45%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	6.61%	1,798	170,682
Henkel AG & Company KGaA (Consumer staples, Household products)	2.69	5,223	380,187
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.36	1,224	521,216
Volkswagen AG ADR (Consumer discretionary, Automobiles)	6.79	6,920	945,358
Total Preferred stocks (Cost $2,061,805)			2,017,443

	Expiration date
Rights: 0.00%
Hong Kong: 0.00%
Link Real Estate Investment Rights (Real estate, Equity REITs) ♦†	6-1-2023	7,300	7,000
Total Rights (Cost $0)			7,000

		Yield
Short-term investments: 3.38%
Investment companies: 3.38%
Allspring Government Money Market Fund Select Class ♠∞		4.39	14,960,264	14,960,264
Total Short-term investments (Cost $14,960,264)				14,960,264
Total investments in securities (Cost $381,424,481)	99.17%			439,270,860
Other assets and liabilities, net	0.83			3,663,675
Total net assets	100.00%			$442,934,535

The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2023

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,971,045	$268,134,834	$(261,145,615)	$0	$0	$14,960,264	14,960,264	$281,690
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	151	3-17-2023	$15,950,571	$15,451,830	$0	$(498,741)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  21

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $366,464,217)	$ 424,310,596
Investments in affiliated securities, at value (cost $14,960,264)	14,960,264
Cash at broker segregated for futures contracts	1,044,690
Foreign currency, at value (cost $127,851)	126,796
Receivable for dividends	2,835,520
Prepaid expenses and other assets	3,721
Total assets	443,281,587
Liabilities
Custody and accounting fees payable	129,021
Payable for daily variation margin on open futures contracts	124,626
Advisory fee payable	43,754
Payable for investments purchased	19,085
Trustees’ fees and expenses payable	2,885
Accrued expenses and other liabilities	27,681
Total liabilities	347,052
Total net assets	$442,934,535
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced International Equity Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Dividends (net of foreign withholdings taxes of $2,150,400)	$ 15,678,439
Income from affiliated securities	281,690
Total investment income	15,960,129
Expenses
Advisory fee	727,740
Custody and accounting fees	119,155
Professional fees	52,626
Interest holder report expenses	16,132
Trustees’ fees and expenses	22,008
Other fees and expenses	28,535
Total expenses	966,196
Less: Fee waivers and/or expense reimbursements	(204,495)
Net expenses	761,701
Net investment income	15,198,428
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(17,781,876)
Foreign currency and foreign currency translations	(412,149)
Futures contracts	1,280,482
Net realized losses on investments	(16,913,543)
Net change in unrealized gains (losses) on
Unaffiliated securities	(13,603,206)
Foreign currency and foreign currency translations	(40,075)
Futures contracts	(149,295)
Net change in unrealized gains (losses) on investments	(13,792,576)
Net realized and unrealized gains (losses) on investments	(30,706,119)
Net decrease in net assets resulting from operations	$(15,507,691)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  23

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 15,198,428	$ 19,181,627
Net realized gains (losses) on investments	(16,913,543)	74,172,092
Net change in unrealized gains (losses) on investments	(13,792,576)	(55,198,377)
Net increase (decrease) in net assets resulting from operations	(15,507,691)	38,155,342
Capital transactions
Transactions in investors’ beneficial interests
Contributions	103,565,479	111,767,336
Withdrawals	(281,654,630)	(191,154,689)
Net decrease in net assets resulting from capital transactions	(178,089,151)	(79,387,353)
Total decrease in net assets	(193,596,842)	(41,232,011)
Net assets
Beginning of period	636,531,377	677,763,388
End of period	$ 442,934,535	$ 636,531,377
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced International Equity Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(2.72)%	5.25%	22.14%	1.23%	(2.91)%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.20%	0.22%	0.24%	0.23%
Net expenses	0.16% *	0.16% *	0.16% *	0.19%	0.20%
Net investment income	3.13%	2.72%	2.25%	2.58%	3.03%
Supplemental data
Portfolio turnover rate	39%	70%	92%	44%	47%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.04%
Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  25

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced International Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities

26  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements
transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $391,524,428 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 70,727,258
Gross unrealized losses	(23,480,622)
Net unrealized gains	$ 47,246,636

Allspring Factor Enhanced International Equity Portfolio  |  27

Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 27,634,667	$ 0	$0	$ 27,634,667
Austria	425,313	0	0	425,313
Belgium	3,963,711	0	0	3,963,711
Canada	43,793,592	19,289	0	43,812,881
Denmark	12,441,957	0	0	12,441,957
Finland	3,790,763	0	0	3,790,763
France	41,255,662	0	0	41,255,662
Germany	29,599,835	0	0	29,599,835
Hong Kong	11,086,386	0	0	11,086,386
Ireland	1,827,828	0	0	1,827,828
Israel	2,927,346	0	0	2,927,346
Italy	8,081,335	0	0	8,081,335
Japan	79,378,429	0	0	79,378,429
Luxembourg	1,099,261	0	0	1,099,261
Netherlands	23,391,946	0	0	23,391,946
New Zealand	970,083	0	0	970,083
Norway	2,917,015	0	0	2,917,015
Portugal	611,199	0	0	611,199
Singapore	6,156,255	0	0	6,156,255
Spain	11,084,261	0	0	11,084,261
Sweden	13,220,599	0	0	13,220,599
Switzerland	37,072,393	0	0	37,072,393
United Kingdom	59,537,013	15	0	59,537,028
Preferred stocks
Germany	2,017,443	0	0	2,017,443
Rights
Hong Kong	0	7,000	0	7,000
Short-term investments
Investment companies	14,960,264	0	0	14,960,264
Total assets	$439,244,556	$26,304	$0	$439,270,860
Liabilities
Futures contracts	$ 498,741	$ 0	$0	$ 498,741
Total liabilities	$ 498,741	$ 0	$0	$ 498,741
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence

Allspring Factor Enhanced International Equity Portfolio  |  29

Notes to financial statements
Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $179,127,796 and $342,921,936, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $19,378,117 in long futures contracts during the year ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Allspring Factor Enhanced International Equity Portfolio  |  31

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced International Equity Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

32  |  Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced International Equity Portfolio  |  33

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced International Equity Portfolio  |  35

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36  |  Allspring Factor Enhanced International Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring Factor Enhanced U.S. Large Cap
Equity Portfolio

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2023[1]
Apple Incorporated	5.70
Microsoft Corporation	4.69
Amazon.com Incorporated	2.20
Alphabet Incorporated Class A	1.46
Berkshire Hathaway Incorporated Class B	1.39
Tesla Motors Incorporated	1.32
Alphabet Incorporated Class C	1.31
NVIDIA Corporation	1.21
Exxon Mobil Corporation	1.20
Meta Platforms Incorporated Class A	1.15
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Common stocks: 96.13%
Communication services: 7.38%
Diversified telecommunication services: 0.77%
AT&T Incorporated	97,292	$ 1,839,792
Lumen Technologies Incorporated	77,773	264,428
Verizon Communications Incorporated	40,078	1,555,427
		3,659,647
Entertainment: 1.34%
AMC Entertainment Holdings Class A	6,460	46,124
Electronic Arts Incorporated	3,247	360,222
Netflix Incorporated †	5,328	1,716,309
Playtika Holding Corporation †	19,971	191,722
Spotify Technology SA †	2,084	242,369
The Madison Square Garden Company Class A	698	133,416
The Walt Disney Company †	22,314	2,222,698
World Wrestling Entertainment Incorporated Class A	17,299	1,453,116
		6,365,976
Interactive media & services: 4.14%
Alphabet Incorporated Class A †	77,174	6,950,290
Alphabet Incorporated Class C †	69,055	6,235,667
Meta Platforms Incorporated Class A †	31,403	5,493,641
Pinterest Incorporated Class A †	3,310	83,114
TripAdvisor Incorporated	39,445	850,829
Zillow Group Incorporated Class A †	1,735	71,742
		19,685,283
Media: 0.91%
Altice USA Incorporated †	170,180	673,913
Charter Communications Incorporated Class A †	1,002	368,345
Comcast Corporation Class A	42,312	1,572,737
Fox Corporation Class A	7,558	264,681
Interpublic Group of Companies Incorporated	3,018	107,260
Nexstar Media Group Incorporated Class A	1,458	271,042
Omnicom Group Incorporated	5,846	529,472
Paramount Global Class B	1,234	26,432
Sirius XM Holdings Incorporated	12,119	53,202
ViacomCBS Incorporated Class A	18,254	448,683
		4,315,767
Wireless telecommunication services: 0.22%
T-Mobile US Incorporated †	7,566	1,075,734
Consumer discretionary: 10.71%
Auto components: 0.38%
BorgWarner Incorporated	15,961	802,519
Gentex Corporation	4,125	117,769
Lear Corporation	6,300	879,795
		1,800,083
Automobiles: 2.31%
Ford Motor Company	117,962	1,423,801
General Motors Company	32,010	1,240,067
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—February 28, 2023

	Shares	Value
Automobiles (continued)
Harley-Davidson Incorporated	20,392	$ 969,640
Tesla Motors Incorporated †	30,607	6,296,166
Thor Industries Incorporated	11,649	1,059,943
		10,989,617
Distributors: 0.22%
Genuine Parts Company	3,498	618,656
LKQ Corporation	7,173	410,941
		1,029,597
Diversified consumer services: 0.22%
Grand Canyon Education Incorporated †	6,213	703,871
H&R Block Incorporated	9,658	355,414
		1,059,285
Hotels, restaurants & leisure: 2.00%
Aramark	16,794	618,019
Booking Holdings Incorporated †	364	918,736
Boyd Gaming Corporation	7,439	484,502
Chipotle Mexican Grill Incorporated †	271	404,083
Darden Restaurants Incorporated	4,725	675,628
Domino's Pizza Incorporated	844	248,144
Hilton Worldwide Holdings Incorporated	2,457	355,061
Hyatt Hotels Corporation Class A †	488	56,725
Marriott International Incorporated Class A	4,117	696,761
Marriott Vacations Worldwide Corporation	1,795	274,617
McDonald's Corporation	7,955	2,099,404
Six Flags Entertainment Corporation †	5,987	158,057
Starbucks Corporation	12,325	1,258,259
The Wendy's Company	3,095	67,966
Travel Leisure Company	15,362	644,436
Wyndham Hotels & Resorts Incorporated	2,486	191,472
Yum! Brands Incorporated	2,866	364,441
		9,516,311
Household durables: 0.05%
Lennar Corporation Class A	791	76,521
NVR Incorporated †	11	56,910
PulteGroup Incorporated	1,006	54,998
Toll Brothers Incorporated	112	6,713
Whirlpool Corporation	447	61,677
		256,819
Internet & direct marketing retail: 2.54%
Amazon.com Incorporated †	111,038	10,463,111
eBay Incorporated	7,571	347,509
Wayfair Incorporated Class A †	31,021	1,256,040
		12,066,660
Leisure products: 0.11%
Mattel Incorporated †	11,472	206,381
Polaris Industries Incorporated	2,729	310,424
The Brunswick Corporation	170	14,861
		531,666
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Multiline retail: 0.31%
Dollar General Corporation	1,438	$ 311,039
Dollar Tree Incorporated †	29	4,213
Macy's Incorporated	14,033	287,115
Nordstrom Incorporated	18,331	357,088
Target Corporation	3,189	537,347
		1,496,802
Specialty retail: 2.23%
Advance Auto Parts Incorporated	1,026	148,729
AutoNation Incorporated †	7,909	1,079,658
AutoZone Incorporated †	204	507,254
Bath & Body Works Incorporated	3,069	125,430
Best Buy Company Incorporated	6,522	542,043
Dick's Sporting Goods Incorporated	2,778	357,334
Lithia Motors Incorporated Class A	459	117,128
Lowe's Companies Incorporated	6,288	1,293,756
O'Reilly Automotive Incorporated †	445	369,395
Penske Auto Group Incorporated	5,303	764,427
The Home Depot Incorporated	10,669	3,163,785
The TJX Companies Incorporated	13,860	1,061,676
Tractor Supply Company	1,018	237,459
Ulta Beauty Incorporated †	423	219,452
Victoria's Secret Corporation †	7,532	298,568
Williams-Sonoma Incorporated	2,629	328,415
		10,614,509
Textiles, apparel & luxury goods: 0.34%
Capri Holdings Limited †	711	35,244
Carter's Incorporated	3,568	268,992
HanesBrands Incorporated	30,221	171,655
Nike Incorporated Class B	6,356	755,029
Ralph Lauren Corporation	2,188	258,600
Tapestry Incorporated	1,612	70,138
Under Armour Incorporated Class A †	5,460	54,218
		1,613,876
Consumer staples: 6.04%
Beverages: 1.52%
Boston Beer Company Incorporated Class A	1,038	336,104
Brown-Forman Corporation Class A	630	40,900
Constellation Brands Incorporated Class A	1,004	224,595
Keurig Dr. Pepper Incorporated	8,683	299,998
Molson Coors Brewing Company Class B	10,021	533,017
PepsiCo Incorporated	18,194	3,157,205
The Coca-Cola Company	44,179	2,629,092
		7,220,911
Food & staples retailing: 1.20%
BJ's Wholesale Club Holdings Incorporated †	5,088	365,318
Costco Wholesale Corporation	4,386	2,123,613
Performance Food Group Company †	195	11,035
Sysco Corporation	6,535	487,315
The Kroger Company	8,143	351,289
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—February 28, 2023

	Shares	Value
Food & staples retailing (continued)
Walgreens Boots Alliance Incorporated	2,490	$ 88,470
Walmart Incorporated	15,941	2,265,694
		5,692,734
Food products: 1.26%
Archer Daniels Midland Company	10,422	829,591
Bunge Limited	7,328	699,824
Campbell Soup Company	9,856	517,637
ConAgra Foods Incorporated	6,608	240,597
Flowers Foods Incorporated	11,010	306,959
General Mills Incorporated	10,655	847,179
Ingredion Incorporated	261	25,943
Kellogg Company	7,553	498,045
Lamb Weston Holdings Incorporated	2,731	274,848
Mondelez International Incorporated Class A	8,048	524,569
Pilgrim's Pride Corporation †	2,894	67,691
Post Holdings Incorporated	2,166	194,853
The Hershey Company	1,294	308,386
The J.M. Smucker Company	1,844	272,709
The Kraft Heinz Company	277	10,786
Tyson Foods Incorporated Class A	6,515	385,949
		6,005,566
Household products: 1.33%
Colgate-Palmolive Company	12,022	881,213
Kimberly-Clark Corporation	5,608	701,280
Reynolds Consumer Products Incorporated	13,532	371,318
The Clorox Company	3,846	597,822
The Procter & Gamble Company	27,528	3,786,752
		6,338,385
Personal products: 0.15%
Coty Incorporated Class A †	34,533	390,223
The Estee Lauder Companies Incorporated Class A	1,350	328,118
		718,341
Tobacco: 0.58%
Altria Group Incorporated	25,774	1,196,687
Philip Morris International Incorporated	15,961	1,553,005
		2,749,692
Energy: 4.04%
Energy equipment & services: 0.14%
Baker Hughes Company	2,382	72,889
Schlumberger Limited	10,924	581,266
		654,155
Oil, gas & consumable fuels: 3.90%
Antero Resources Corporation †	3,091	80,984
APA Corporation	6,696	256,992
Cheniere Energy Incorporated	3,810	599,465
Chesapeake Energy Corporation	2,147	173,499
Chevron Corporation	22,885	3,679,221
ConocoPhillips	12,587	1,300,866
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Oil, gas & consumable fuels (continued)
Devon Energy Corporation	3,147	$ 169,686
EOG Resources Incorporated	3,973	449,028
Exxon Mobil Corporation	51,983	5,713,452
HF Sinclair Corporation	8,927	443,850
Marathon Oil Corporation	6,544	164,582
Marathon Petroleum Corporation	11,227	1,387,657
Occidental Petroleum Corporation	12,674	742,189
Ovintiv Incorporated	10,852	464,140
Phillips 66	10,233	1,049,496
Pioneer Natural Resources Company	728	145,898
Southwestern Energy Company †	25,478	135,033
Targa Resources Corporation	4,135	306,404
Valero Energy Corporation	9,820	1,293,589
Vitesse Energy Incorporated †	1,775	30,867
		18,586,898
Financials: 10.16%
Banks: 2.65%
Bank of America Corporation	72,545	2,488,294
Bank OZK	8,100	372,843
BOK Financial Corporation	1,272	133,153
Citigroup Incorporated	21,606	1,095,208
Citizens Financial Group Incorporated	1,389	58,005
Comerica Incorporated	425	29,793
Commerce Bancshares Incorporated	1,277	84,474
Fifth Third Bancorp	5,917	214,787
FNB Corporation	17,773	253,621
Huntington Bancshares Incorporated	11,221	171,906
JPMorgan Chase & Company	32,690	4,686,112
KeyCorp	3,172	58,016
M&T Bank Corporation	2,178	338,222
PNC Financial Services Group Incorporated	2,375	375,060
Popular Incorporated	5,327	380,348
Regions Financial Corporation	11,439	266,757
Synovus Financial Corporation	1,286	53,768
Truist Financial Corporation	8,390	393,911
Umpqua Holdings Corporation	22,952	405,332
US Bancorp	10,715	511,427
Wintrust Financial Corporation	2,299	211,807
Zions Bancorporation	650	32,903
		12,615,747
Capital markets: 3.11%
Affiliated Managers Group Incorporated	1,239	197,509
Ameriprise Financial Incorporated	2,250	771,458
Ares Management Corporation Class A	761	61,359
Bank of New York Mellon Corporation	9,289	472,624
BlackRock Incorporated	1,848	1,274,067
Cboe Global Markets Incorporated	3,198	403,492
Evercore Partners Incorporated Class A	7,365	966,141
Franklin Resources Incorporated	9,579	282,293
Intercontinental Exchange Incorporated	2,251	229,152
Invesco Limited	28,142	496,988
Janus Henderson Group plc	11,128	305,575
Jefferies Financial Group Incorporated	15,090	570,251
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—February 28, 2023

	Shares	Value
Capital markets (continued)
LPL Financial Holdings Incorporated	6,015	$ 1,501,103
Morgan Stanley	12,999	1,254,404
Raymond James Financial Incorporated	4,611	500,109
S&P Global Incorporated	855	291,726
SEI Investments Company	7,023	423,136
State Street Corporation	5,591	495,810
Stifel Financial Corporation	4,260	284,696
T. Rowe Price Group Incorporated	803	90,161
The Blackstone Group Incorporated Class A	6,118	555,514
The Carlyle Group Incorporated	2,544	87,514
The Charles Schwab Corporation	12,094	942,364
The Goldman Sachs Group Incorporated	3,574	1,256,797
The NASDAQ Incorporated	2,059	115,428
Virtu Financial Incorporated Class A	53,492	983,183
		14,812,854
Consumer finance: 0.47%
American Express Company	5,445	947,376
Capital One Financial Corporation	1,219	132,969
Credit Acceptance Corporation †	102	45,323
Discover Financial Services	2,239	250,768
OneMain Holdings Incorporated	7,570	326,191
SLM Corporation	22,075	317,439
Synchrony Financial	6,514	232,615
		2,252,681
Diversified financial services: 1.67%
Berkshire Hathaway Incorporated Class B †	21,726	6,630,341
Equitable Holdings Incorporated	18,937	595,001
Voya Financial Incorporated	9,685	721,436
		7,946,778
Insurance: 2.03%
AFLAC Incorporated	5,586	380,686
American Financial Group Incorporated	3,097	415,339
American International Group Incorporated	6,757	412,920
Aon plc Class A	263	79,965
Arch Capital Group Limited †	1,248	87,360
Assurant Incorporated	3,315	422,298
Axis Capital Holdings Limited	3,533	214,524
Brighthouse Financial Incorporated †	4,066	235,137
Chubb Limited	3,802	802,298
Erie Indemnity Company Class A	440	103,572
Everest Reinsurance Group Limited	595	228,462
Globe Life Incorporated	1,219	148,340
Lincoln National Corporation	2,314	73,400
Marsh & McLennan Companies Incorporated	3,283	532,306
MetLife Incorporated	8,948	641,840
Old Republic International Corporation	2,143	56,511
Principal Financial Group Incorporated	916	82,037
Progressive Corporation	7,420	1,064,918
Prudential Financial Incorporated	3,474	347,400
Reinsurance Group of America Incorporated	1,910	275,938
The Allstate Corporation	6,669	858,834
The Hanover Insurance Group Incorporated	2,155	300,579
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Insurance (continued)
The Hartford Financial Services Group Incorporated	3,362	$ 263,177
The Travelers Companies Incorporated	2,971	549,992
UnumProvident Corporation	19,543	870,641
W.R. Berkley Corporation	2,393	158,393
Willis Towers Watson plc	112	26,248
		9,633,115
Mortgage REITs: 0.08%
New Residential Investment Corporation	44,017	400,555
Thrifts & mortgage finance: 0.15%
MGIC Investment Corporation	443	6,096
Rocket Companies Incorporated Class A	74,932	588,966
UWM Holdings Corporation	23,696	100,945
		696,007
Health care: 14.37%
Biotechnology: 2.95%
AbbVie Incorporated	25,808	3,971,851
Amgen Incorporated	9,011	2,087,488
Biogen Incorporated †	3,605	972,845
Exelixis Incorporated †	21,859	373,352
Gilead Sciences Incorporated	22,640	1,823,199
Incyte Corporation †	4,385	337,557
Ionis Pharmaceuticals Incorporated †	16,682	598,884
Moderna Incorporated †	4,930	684,333
Neurocrine Biosciences Incorporated †	3,083	317,857
Regeneron Pharmaceuticals Incorporated †	1,616	1,228,839
United Therapeutics Corporation †	1,206	296,724
Vertex Pharmaceuticals Incorporated †	4,729	1,372,781
		14,065,710
Health care equipment & supplies: 2.87%
Abbott Laboratories	20,632	2,098,687
Baxter International Incorporated	6,214	248,249
Becton Dickinson & Company	5,302	1,243,584
Boston Scientific Corporation †	21,865	1,021,533
Dentsply Sirona Incorporated	16,390	623,967
DexCom Incorporated †	2,100	233,121
Edwards Lifesciences Corporation †	2,737	220,164
Enovis Corporation	1,292	74,445
Envista Holdings Corporation †	18,761	725,300
GE HealthCare Technology †	4,291	326,116
Globus Medical Incorporated Class A †	4,205	245,320
Hologic Incorporated †	5,218	415,562
IDEXX Laboratories Incorporated †	752	355,876
Integra LifeSciences Holdings Corporation †	7,482	416,149
Intuitive Surgical Incorporated †	2,082	477,590
Masimo Corporation †	131	21,918
Medtronic plc	19,121	1,583,219
Quidlelothro Corporation †	4,863	422,789
ResMed Incorporated	1,975	420,675
Stryker Corporation	4,693	1,233,696
Tandem Diabetes Care Incorporated †	2,864	102,703
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—February 28, 2023

	Shares	Value
Health care equipment & supplies (continued)
Teleflex Incorporated	1,578	$ 375,927
Zimmer Biomet Holdings Incorporated	6,182	765,764
		13,652,354
Health care providers & services: 2.63%
Centene Corporation †	8,402	574,697
Chemed Corporation	13	6,781
Cigna Corporation	5,565	1,625,537
CVS Health Corporation	18,792	1,569,884
DaVita HealthCare Partners Incorporated †	200	16,452
Elevance Health Incorporated	3,074	1,443,766
HCA Healthcare Incorporated	1,379	335,718
Henry Schein Incorporated †	1,524	119,344
Humana Incorporated	1,605	794,507
Molina Healthcare Incorporated †	1,371	377,477
Quest Diagnostics Incorporated	451	62,400
Tenet Healthcare Corporation †	3,881	227,155
UnitedHealth Group Incorporated	11,015	5,242,479
Universal Health Services Incorporated Class B	945	126,224
		12,522,421
Health care technology: 0.18%
Definitive Healthcare Corporation †	9,904	113,104
Doximity Incorporated Class A †	2,071	69,648
Teladoc Incorporated †	21,553	570,939
Veeva Systems Incorporated Class A †	521	86,309
		840,000
Life sciences tools & services: 1.97%
Agilent Technologies Incorporated	5,370	762,379
Avantor Incorporated †	2,248	54,784
Bruker Corporation	5,069	349,355
Charles River Laboratories International Incorporated †	382	83,788
Danaher Corporation	7,599	1,880,980
IQVIA Holdings Incorporated †	4,363	909,555
Mettler-Toledo International Incorporated †	439	629,399
Qiagen NV †	5,255	241,467
Syneos Health Incorporated	24,402	981,448
Thermo Fisher Scientific Incorporated	4,607	2,495,888
Waters Corporation †	2,113	656,911
West Pharmaceutical Services Incorporated	1,046	331,613
		9,377,567
Pharmaceuticals: 3.77%
Bristol-Myers Squibb Company	33,932	2,339,951
Eli Lilly & Company	9,625	2,995,493
Johnson & Johnson	31,741	4,864,626
Merck & Company Incorporated	31,739	3,371,951
Organon & Company	23,700	580,413
Perrigo Company plc	17,841	672,427
Pfizer Incorporated	65,091	2,640,742
Viatris Incorporated	39,986	455,840
Zoetis Incorporated	164	27,388
		17,948,831
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Industrials: 8.92%
Aerospace & defense: 1.64%
BWX Technologies Incorporated	2,874	$ 175,630
Curtiss-Wright Corporation	404	70,615
General Dynamics Corporation	4,204	958,134
Howmet Aerospace Incorporated	1,711	72,170
Huntington Ingalls Industries Incorporated	2,857	614,826
L3Harris Technologies Incorporated	2,961	625,334
Lockheed Martin Corporation	3,847	1,824,478
Northrop Grumman Corporation	2,748	1,275,374
Raytheon Technologies Corporation	15,902	1,559,827
The Boeing Company †	3,209	646,774
		7,823,162
Air freight & logistics: 0.79%
C.H. Robinson Worldwide Incorporated	7,086	708,317
Expeditors International of Washington Incorporated	1,332	139,274
FedEx Corporation	2,685	545,646
United Parcel Service Incorporated Class B	8,187	1,494,046
XPO Logistics Incorporated	25,825	861,522
		3,748,805
Airlines: 0.03%
Delta Air Lines Incorporated †	2,997	114,905
Building products: 0.46%
Advanced Drainage Systems Incorporated	709	62,910
Builders FirstSource Incorporated †	6,209	526,399
Carlisle Companies Incorporated	344	88,828
Carrier Global Corporation	10,693	481,506
Johnson Controls International plc	2,737	171,665
Masco Corporation	2,803	146,961
Owens Corning Incorporated	5,022	491,101
Trane Technologies plc	1,160	214,565
		2,183,935
Commercial services & supplies: 0.42%
Cintas Corporation	1,032	452,501
Clean Harbors Incorporated †	2,929	386,833
Republic Services Incorporated	1,157	149,172
Rollins Incorporated	4,134	145,517
Stericycle Incorporated †	739	35,236
Tetra Tech Incorporated	898	122,927
Waste Management Incorporated	4,761	713,007
		2,005,193
Construction & engineering: 0.11%
AECOM Technology Corporation	5,029	434,304
Quanta Services Incorporated	363	58,588
Valmont Industries Incorporated	81	25,704
		518,596
Electrical equipment: 1.04%
Acuity Brands Incorporated	4,241	822,584
AMETEK Incorporated	1,489	210,783
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—February 28, 2023

	Shares	Value
Electrical equipment (continued)
Eaton Corporation plc	4,513	$ 789,459
Emerson Electric Company	6,813	563,503
Generac Holdings Incorporated †	2,872	344,669
Hubbell Incorporated	2,979	749,338
nVent Electric plc	11,129	510,153
Regal Rexnord Corporation	232	36,572
Rockwell Automation Incorporated	415	122,396
Sensata Technologies Holding plc	1,457	73,695
Vertiv Holdings Company	45,491	739,229
		4,962,381
Industrial conglomerates: 0.66%
3M Company	6,699	721,750
General Electric Company	12,874	1,090,557
Honeywell International Incorporated	6,960	1,332,701
		3,145,008
Machinery: 1.59%
AGCO Corporation	3,445	485,090
Allison Transmission Holdings Incorporated	13,153	624,768
Caterpillar Incorporated	6,084	1,457,422
Crane Holdings Company	3,230	386,889
Cummins Incorporated	2,650	644,162
Deere & Company	2,843	1,191,899
Donaldson Company Incorporated	1,960	123,970
ESAB Corporation	3,296	193,310
Flowserve Corporation	6,162	213,760
Illinois Tool Works Incorporated	1,892	441,139
ITT Incorporated	1,064	96,707
Lincoln Electric Holdings Incorporated	995	167,090
Oshkosh Corporation	677	60,382
Otis Worldwide Corporation	3,014	255,045
PACCAR Incorporated	9,667	697,957
Snap-on Incorporated	624	155,176
The Timken Company	3,734	319,070
The Toro Company	555	61,294
		7,575,130
Professional services: 1.07%
Booz Allen Hamilton Holding Corporation	7,420	702,897
CACI International Incorporated Class A †	1,681	492,533
FTI Consulting Incorporated †	3,146	577,952
Jacobs Solutions Incorporated	1,313	156,904
KBR Incorporated	9,772	538,535
Leidos Holdings Incorporated	6,612	641,827
Manpower Incorporated	10,902	925,362
Robert Half International Incorporated	1,567	126,332
Science Applications International Corporation	8,772	935,446
		5,097,788
Road & rail: 0.70%
AMERCO	1,249	80,198
CSX Corporation	4,164	126,960
Hertz Global Holdings †	2,697	49,921
J.B. Hunt Transport Services Incorporated	1,655	299,207
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Road & rail (continued)
Landstar System Incorporated	3,082	$ 557,195
Ryder System Incorporated	5,458	534,393
Schneider National Incorporated Class B	30,348	851,565
Union Pacific Corporation	4,013	831,815
		3,331,254
Trading companies & distributors: 0.41%
Core & Main Incorporated, Class A †	5,355	124,825
MSC Industrial Direct Company Class A	3,203	270,718
Univar Incorporated †	6,281	218,265
W.W. Grainger Incorporated	709	473,917
Watsco Incorporated	351	106,953
WESCO International Incorporated †	4,409	730,042
		1,924,720
Information technology: 26.80%
Communications equipment: 0.77%
Ciena Corporation †	5,348	257,881
Cisco Systems Incorporated	50,194	2,430,393
Juniper Networks Incorporated	15,553	478,721
Lumentum Holdings Incorporated †	4,476	240,854
Motorola Solutions Incorporated	979	257,291
		3,665,140
Electronic equipment, instruments & components: 0.87%
Amphenol Corporation Class A	505	39,148
Arrow Electronics Incorporated †	7,427	876,312
Avnet Incorporated	25,754	1,151,461
CDW Corporation of Delaware	1,735	351,199
Corning Incorporated	4,057	137,735
Jabil Circuit Incorporated	12,492	1,037,211
TD SYNNEX Corporation	5,159	497,947
Vontier Corporation	1,883	49,278
		4,140,291
IT services: 5.04%
Accenture plc Class A	8,021	2,129,977
Akamai Technologies Incorporated †	1,474	107,012
Amdocs Limited	12,523	1,147,232
Automatic Data Processing Incorporated	3,368	740,354
Broadridge Financial Solutions Incorporated	1,610	226,656
Cognizant Technology Solutions Corporation Class A	15,288	957,487
Concentrix Corporation	4,941	676,126
DXC Technology Company †	28,438	788,870
EPAM Systems Incorporated †	757	232,891
Euronet Worldwide Incorporated †	4,793	521,718
Fidelity National Information Services Incorporated	9,172	581,230
Fiserv Incorporated †	8,100	932,229
Gartner Incorporated †	1,474	483,192
Genpact Limited	16,748	799,382
Global Payments Incorporated	4,207	472,025
GoDaddy Incorporated Class A †	4,732	358,260
International Business Machines Corporation	16,298	2,107,331
Jack Henry & Associates Incorporated	3,717	610,480
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—February 28, 2023

	Shares	Value
IT services (continued)
Kyndryl Holdings Incorporated †	32,333	$ 507,305
MasterCard Incorporated Class A	9,066	3,221,059
Paychex Incorporated	2,447	270,149
PayPal Holdings Incorporated †	9,892	728,051
Shift4 Payments Incorporated Class A †	5,450	351,525
The Western Union Company	76,035	985,414
Visa Incorporated Class A	18,345	4,034,799
WEX Incorporated †	44	8,484
		23,979,238
Semiconductors & semiconductor equipment: 4.75%
Advanced Micro Devices Incorporated †	11,331	890,390
Allegro MicroSystems Incorporated †	2,583	112,825
Analog Devices Incorporated	2,183	400,515
Applied Materials Incorporated	11,583	1,345,365
Broadcom Incorporated	4,889	2,905,484
Cirrus Logic Incorporated †	8,875	911,906
Enphase Energy Incorporated †	520	109,476
First Solar Incorporated †	2,275	384,794
Intel Corporation	46,671	1,163,508
KLA Corporation	1,780	675,296
Lam Research Corporation	2,159	1,049,296
Marvell Technology Incorporated	256	11,558
Microchip Technology Incorporated	8,705	705,366
Micron Technology Incorporated	10,795	624,167
MKS Instruments Incorporated	2,695	261,226
NVIDIA Corporation	24,859	5,771,265
ON Semiconductor Corporation †	10,370	802,742
Qorvo Incorporated †	3,320	334,955
Qualcomm Incorporated	14,609	1,804,650
Skyworks Solutions Incorporated	535	59,690
Teradyne Incorporated	4,462	451,287
Texas Instruments Incorporated	10,704	1,835,201
		22,610,962
Software: 9.51%
Adobe Incorporated †	5,684	1,841,332
Alteryx Incorporated Class A †	7,291	476,175
Aspen Technology Incorporated †	87	18,445
Atlassian Corporation Class A †	5,414	889,683
Autodesk Incorporated †	3,205	636,801
Cadence Design Systems Incorporated †	4,172	804,946
Crowdstrike Holdings Incorporated Class A †	716	86,414
DocuSign Incorporated †	7,354	451,168
Dolby Laboratories Incorporated Class A	9,381	771,869
Doubleverify Holdings Incorporated †	2,739	71,954
Dropbox Incorporated Class A †	40,072	817,469
Fair Isaac Corporation †	1,500	1,016,085
Five9 Incorporated †	1,623	107,118
Fortinet Incorporated †	12,110	719,818
Gen Digital	7,018	136,921
Informatica Incorporated †	35,855	618,499
Intuit Incorporated	2,643	1,076,177
Jamf Holding Corporation †	1,865	39,575
Manhattan Associates Incorporated †	2,677	384,819
Microsoft Corporation	89,428	22,305,121
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Software (continued)
NCR Corporation	36,507	$ 932,024
New Relic Incorporated †	6,309	460,368
Nutanix Incorporated Class A †	2,409	68,054
Oracle Corporation	23,768	2,077,323
Palantir Technologies Incorporated Class A †	13,392	104,993
Palo Alto Networks Incorporated †	3,969	747,641
Pegasystems Incorporated	11,350	526,413
PTC Incorporated †	4,053	507,962
RingCentral Incorporated Class A †	5,238	173,064
Roper Technologies Incorporated	1,548	665,950
Salesforce.com Incorporated †	8,486	1,388,394
ServiceNow Incorporated †	1,110	479,709
Smartsheet Incorporated Class A †	5,739	252,631
Splunk Incorporated †	7,589	777,873
Synopsys Incorporated †	2,243	815,914
Teradata Corporation †	36,298	1,479,506
Workday Incorporated Class A †	711	131,869
Zoom Video Communications Incorporated †	5,407	403,308
		45,263,385
Technology hardware, storage & peripherals: 5.86%
Apple Incorporated	184,064	27,132,874
Hewlett Packard Enterprise Company	16,222	253,225
HP Incorporated	16,068	474,327
		27,860,426
Materials: 2.76%
Chemicals: 1.57%
Air Products & Chemicals Incorporated	209	59,770
CF Industries Holdings Incorporated	7,875	676,384
Corteva Incorporated	9,498	591,630
Dow Incorporated	13,052	746,574
DuPont de Nemours Incorporated	334	24,392
Eastman Chemical Company	3,665	312,258
FMC Corporation	892	115,202
Huntsman Corporation	13,979	410,144
Linde plc	4,551	1,585,432
LyondellBasell Industries NV Class A	6,521	625,951
Olin Corporation	10,681	616,828
RPM International Incorporated	1,976	175,133
The Chemours Company	15,166	518,374
The Mosaic Company	14,128	751,468
The Sherwin-Williams Company	934	206,741
Westlake Chemical Corporation	612	72,914
		7,489,195
Construction materials: 0.11%
Eagle Materials Incorporated	3,912	548,932
Containers & packaging: 0.31%
Amcor plc	16,059	178,897
Crown Holdings Incorporated	143	12,371
Graphic Packaging Holding Company	12,034	286,409
International Paper Company	8,596	312,808
Packaging Corporation of America	310	42,383
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—February 28, 2023

	Shares	Value
Containers & packaging (continued)
Silgan Holdings Incorporated	4,922	$ 262,835
Sonoco Products Company	5,215	307,998
WestRock Company	2,149	67,479
		1,471,180
Metals & mining: 0.77%
Alcoa Corporation	6,755	330,590
Cleveland-Cliffs Incorporated †	18,633	397,442
Freeport-McMoRan Incorporated	1,378	56,457
Newmont Corporation	2,184	95,244
Nucor Corporation	4,827	808,233
Reliance Steel & Aluminum Company	3,362	833,238
Steel Dynamics Incorporated	6,182	779,612
United States Steel Corporation	11,324	346,854
		3,647,670
Real estate: 2.51%
Equity REITs: 2.32%
American Tower Corporation	3,673	727,291
Americold Realty Trust	7,354	216,208
Apartment Income REIT Corporation	191	7,220
Boston Properties Incorporated	549	35,949
Brixmor Property Group Incorporated	15,495	350,807
Crown Castle International Corporation	5,018	656,104
Digital Realty Trust Incorporated	273	28,455
EPR Properties	11,664	476,358
Equinix Incorporated	544	374,419
Extra Space Storage Incorporated	2,229	367,005
Federal Realty Investment Trust	355	37,907
Gaming and Leisure Properties Incorporated	4,225	227,643
Host Hotels & Resorts Incorporated	56,975	957,180
Iron Mountain Incorporated	15,150	799,163
JBG Smith Properties	2,420	41,745
Lamar Advertising Company Class A	3,892	406,948
Life Storage Incorporated	565	68,094
Mid-America Apartment Communities Incorporated	430	68,843
National Retail Properties Incorporated	2,413	109,357
Omega Healthcare Investors Incorporated	17,070	457,305
Park Hotels & Resorts Incorporated	49,113	675,304
Prologis Incorporated	7,342	906,003
Public Storage Incorporated	1,892	565,613
Rayonier Incorporated	16,628	558,368
Regency Centers Corporation	2,466	155,111
SBA Communications Corporation	657	170,393
Simon Property Group Incorporated	4,197	512,412
Ventas Incorporated	1,660	80,759
VICI Properties Incorporated	4,369	146,493
Welltower Incorporated	235	17,418
Weyerhaeuser Company	23,855	745,469
WP Carey Incorporated	1,237	100,395
		11,047,739
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Real estate management & development: 0.19%
CBRE Group Incorporated Class A †	5,722	$ 487,171
Jones Lang LaSalle Incorporated †	2,399	418,530
		905,701
Utilities: 2.44%
Electric utilities: 1.43%
Alliant Energy Corporation	219	11,228
American Electric Power Company Incorporated	6,184	544,006
Constellation Energy Corporation	1,720	128,811
Duke Energy Corporation	7,003	660,103
Edison International	3,497	231,536
Entergy Corporation	3,572	367,452
Evergy Incorporated	2,452	144,202
Eversource Energy	2,279	171,745
Exelon Corporation	20,292	819,594
FirstEnergy Corporation	10,326	408,290
Hawaiian Electric Industries Incorporated	8,061	326,067
IDACORP Incorporated	181	18,715
NextEra Energy Incorporated	13,373	949,884
NRG Energy Incorporated	2,931	96,107
OGE Energy Corporation	2,183	77,977
PG&E Corporation †	16,345	255,309
Pinnacle West Capital Corporation	757	55,776
PPL Corporation	13,594	367,990
The Southern Company	11,972	754,954
Xcel Energy Incorporated	6,167	398,203
		6,787,949
Gas utilities: 0.05%
National Fuel Gas Company	1,856	106,312
UGI Corporation	3,366	125,316
		231,628
Independent power & renewable electricity producers: 0.12%
AES Corporation	12,052	297,443
Vistra Energy Corporation	12,028	264,496
		561,939
Multi-utilities: 0.73%
Ameren Corporation	458	37,881
CenterPoint Energy Incorporated	5,645	157,044
CMS Energy Corporation	6,548	386,136
Consolidated Edison Incorporated	5,997	535,832
Dominion Energy Incorporated	7,701	428,330
DTE Energy Company	7,369	808,453
MDU Resources Group Incorporated	324	10,319
NiSource Incorporated	7,088	194,424
Public Service Enterprise Group Incorporated	2,678	161,832
Sempra Energy	3,035	455,129
WEC Energy Group Incorporated	3,327	294,972
		3,470,352
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Portfolio of investments—February 28, 2023

	Shares	Value
Water utilities: 0.11%
American Water Works Company Incorporated	2,440	$ 342,527
Essential Utilities Incorporated	4,690	200,638
		543,165
Total Common stocks (Cost $388,279,190)		457,464,703

		Yield
Short-term investments: 3.30%
Investment companies: 3.30%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	15,693,994	15,693,994
Total Short-term investments (Cost $15,693,994)				15,693,994
Total investments in securities (Cost $403,973,184)	99.43%			473,158,697
Other assets and liabilities, net	0.57			2,701,639
Total net assets	100.00%			$475,860,336

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,689,254	$334,889,201	$(335,884,461)	$0	$0	$15,693,994	15,693,994	$376,877
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	86	3-17-2023	$17,517,346	$17,094,650	$0	$(422,696)
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $388,279,190)	$ 457,464,703
Investments in affiliated securities, at value (cost $15,693,994)	15,693,994
Cash	1,168
Cash at broker segregated for futures contracts	2,000,000
Receivable for dividends	806,239
Prepaid expenses and other assets	6,936
Total assets	475,973,040
Liabilities
Payable for daily variation margin on open futures contracts	54,090
Advisory fee payable	28,477
Custody and accounting fees payable	24,322
Trustees’ fees and expenses payable	848
Accrued expenses and other liabilities	4,967
Total liabilities	112,704
Total net assets	$475,860,336
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  19

Statement of operations—year ended February 28, 2023

Investment income
Dividends (net of foreign withholdings taxes of $33,785)	$ 8,220,499
Income from affiliated securities	376,877
Total investment income	8,597,376
Expenses
Advisory fee	524,066
Custody and accounting fees	36,711
Professional fees	52,477
Interest holder report expenses	11,404
Trustees’ fees and expenses	22,179
Other fees and expenses	24,406
Total expenses	671,243
Less: Fee waivers and/or expense reimbursements	(136,696)
Net expenses	534,547
Net investment income	8,062,829
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	59,201,432
Futures contracts	(2,018,214)
Net realized gains on investments	57,183,218
Net change in unrealized gains (losses) on
Unaffiliated securities	(101,361,907)
Futures contracts	587,455
Net change in unrealized gains (losses) on investments	(100,774,452)
Net realized and unrealized gains (losses) on investments	(43,591,234)
Net decrease in net assets resulting from operations	$ (35,528,405)
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 8,062,829	$ 10,050,800
Net realized gains on investments	57,183,218	148,144,573
Net change in unrealized gains (losses) on investments	(100,774,452)	(34,278,597)
Net increase (decrease) in net assets resulting from operations	(35,528,405)	123,916,776
Capital transactions
Transactions in investors’ beneficial interests
Contributions	110,598,690	80,236,932
Withdrawals	(349,948,040)	(257,231,310)
Net decrease in net assets resulting from capital transactions	(239,349,350)	(176,994,378)
Total decrease in net assets	(274,877,755)	(53,077,602)
Net assets
Beginning of period	750,738,091	803,815,693
End of period	$ 475,860,336	$ 750,738,091
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  21

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(6.54)%	15.65%	24.03%	4.00%	7.60%
Ratios to average net assets (annualized)
Gross expenses	0.13%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10% *	0.10% *	0.10% *	0.11%	0.11%
Net investment income	1.54%	1.23%	1.72%	2.10%	2.09%
Supplemental data
Portfolio turnover rate	47%	50%	71%	25%	23%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.03%
Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  23

Notes to financial statements
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $408,015,457 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 92,146,376
Gross unrealized losses	(27,425,832)
Net unrealized gains	$ 64,720,544
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 35,102,407	$0	$0	$ 35,102,407
Consumer discretionary	50,975,225	0	0	50,975,225
Consumer staples	28,725,629	0	0	28,725,629
Energy	19,241,053	0	0	19,241,053
Financials	48,357,737	0	0	48,357,737
Health care	68,406,883	0	0	68,406,883
Industrials	42,430,877	0	0	42,430,877
Information technology	127,519,442	0	0	127,519,442
Materials	13,156,977	0	0	13,156,977
Real estate	11,953,440	0	0	11,953,440
Utilities	11,595,033	0	0	11,595,033
Short-term investments
Investment companies	15,693,994	0	0	15,693,994
Total assets	$473,158,697	$0	$0	$473,158,697
Liabilities
Futures contracts	$ 422,696	$0	$0	$ 422,696
Total liabilities	$ 422,696	$0	$0	$ 422,696
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  25

Notes to financial statements
the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $237,527,401 and $466,931,502, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $20,172,079 in long futures contracts during the year ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

26  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2023[1]
Atkore Incorporated	0.33
Halozyme Therapeutics Incorporated	0.32
Medpace Holdings Incorporated	0.30
Winnebago Industries Incorporated	0.30
Lantheus Holdings Incorporated	0.30
Encore Wire Corporation	0.30
Mueller Industries Incorporated	0.29
Iridium Communications Incorporated	0.29
EMCOR Group Incorporated	0.29
Box Incorporated Class A	0.27
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Common stocks: 96.96%
Communication services: 3.09%
Diversified telecommunication services: 0.79%
ATN International Incorporated	500	$ 21,025
Bandwidth Incorporated Class A †	4,896	77,846
Charge Enterprises Incorporated †	56,597	63,955
Cogent Communications Group Incorporated	1,870	121,064
Echostar Corporation Class A †	4,026	80,359
Globalstar Incorporated †	35,824	45,855
IDT Corporation Class B †	2,253	68,514
Iridium Communications Incorporated †	5,751	352,939
Liberty Latin America Class A †	8,589	75,755
Liberty Latin America Class C †	4,534	39,809
Ooma Incorporated †	1,332	17,436
		964,557
Entertainment: 0.25%
Akazoo SA ♦†	5,400	0
Cinemark Holdings Incorporated †	8,264	112,473
IMAX Corporation †	4,477	82,556
Lions Gate Entertainment Class A †	1,537	16,308
Lions Gate Entertainment Class B †	1,332	13,253
Marcus Corporation	4,121	66,307
Reservoir Media Incorporated †	1,550	10,478
		301,375
Interactive media & services: 1.08%
Arena Group Holdings Incorporated †	10,645	83,670
Bumble Incorporated Class A †	5,083	122,907
CarGurus Incorporated †	6,323	107,807
Cars.com Incorporated †	4,805	92,256
DHI Group Incorporated †	18,919	80,217
EverQuote Incorporated Class A †	3,364	45,919
Leafly Holdings Incorporated †	172,666	93,412
MediaAlpha Incorporated Class A †	2,859	43,285
Outbrain Incorporated †	5,334	23,576
QuinStreet Incorporated †	7,099	120,470
Shutterstock Incorporated	573	43,101
TrueCar Incorporated †	14,471	33,717
Yelp Incorporated	4,704	141,214
Ziff Davis Incorporated †	2,924	230,938
Ziprecruiter Incorporated Class A †	3,641	62,115
		1,324,604
Media: 0.87%
AdTheorent Holding Company Incorporated †	28,085	42,689
Advantage Solutions Incorporated †	43,949	96,688
AMC Networks Incorporated Class A †	5,158	115,333
Clear Channel Outdoor Holdings †	18,306	32,402
Cumulus Media Incorporated Class A †	21,921	118,812
Entravision Communications Corporation Class A	5,036	33,036
Gannett Company Incorporated †	19,286	58,437
iHeartMedia Incorporated Class A †	3,353	24,343
John Wiley & Sons Incorporated Class A	1,865	82,974
Loyalty Ventures Incorporated †	48,669	85,657
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—February 28, 2023

	Shares	Value
Media (continued)
Magnite Incorporated †	1,989	$ 22,138
Quotient Technology Incorporated †	917	3,466
Scholastic Corporation	555	25,314
Sinclair Broadcast Group Incorporated Class A	9,680	157,494
Stagwell Incorporated †	4,601	31,563
The E.W. Scripps Company Class A †	1,908	24,079
Urban One Incorporated Class A †	11,550	78,887
Urban One Incorporated Class D †	4,937	24,636
		1,057,948
Wireless telecommunication services: 0.10%
Gogo Incorporated †	3,029	49,857
Kore Group Holdings Incorporated †	5,676	9,763
NII Holdings Incorporated ♦‡	14,979	7,490
Shenandoah Telecommunications Company	2,480	48,410
Telephone & Data Systems Incorporated	289	3,667
		119,187
Consumer discretionary: 10.42%
Auto components: 1.24%
Adient plc †	5,767	246,366
American Axle & Manufacturing Holdings Incorporated †	14,968	131,718
Dana Incorporated	6,222	98,556
Dorman Products Incorporated †	84	7,815
Fox Factory Holding Corporation †	1,058	124,315
Gentherm Incorporated †	544	34,549
LCI Industries	1,269	143,156
Modine Manufacturing Company †	6,951	169,674
Patrick Industries Incorporated	1,830	133,316
The Goodyear Tire & Rubber Company †	15,377	174,683
Visteon Corporation †	1,355	226,339
XPEL Incorporated †	254	16,970
		1,507,457
Automobiles: 0.51%
Canoo Incorporated †	14,376	10,760
Cenntro Electric Group Limited †	49,733	26,935
Lordstown Motors Corporation Class A †	14,693	15,281
Mullen Automotive Incorporated †	15,779	3,661
Winnebago Industries Incorporated	5,799	368,584
Workhorse Group Incorporated †	97,796	201,460
		626,681
Diversified consumer services: 0.96%
Adtalem Global Education Incorporated †	2,289	89,546
Beachbody Company Incorporated †	4,934	3,185
Carriage Services Incorporated	150	5,088
Chegg Incorporated †	10,959	174,139
Frontdoor Incorporated †	3,580	101,135
Graham Holdings Company Class B	205	128,465
Laureate Education Incorporated Class A	12,189	144,562
Nerdy Incorporated †	13,594	34,121
OneSpaWorld Holdings Limited †	2,137	24,768
Perdoceo Education Corporation †	8,458	116,594
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Diversified consumer services (continued)
Strategic Education Incorporated	1,729	$ 147,397
Stride Incorporated †	2,799	118,874
Universal Technical Institute Incorporated †	10,915	79,243
WW International Incorporated †	729	2,668
		1,169,785
Hotels, restaurants & leisure: 2.48%
Accel Entertainment Incorporated †	1,474	13,487
BJ's Restaurants Incorporated †	2,002	64,064
Bloomin' Brands Incorporated	7,478	195,176
Bluegreen Vacations Holding	1,766	58,578
Bowlero Corporation †	5,752	88,466
Brinker International Incorporated †	4,132	157,016
Chuy's Holding Incorporated †	1,732	61,919
Cracker Barrel Old Country Store Incorporated	1,503	163,767
Dave & Buster's Entertainment Incorporated †	1,788	71,556
Denny’s Corporation †	2,707	31,591
Dine Brands Global Incorporated	1,543	118,302
El Pollo Loco Holdings Incorporated	2,108	25,233
Everi Holdings Incorporated †	4,322	82,075
Golden Entertainment Incorporated †	2,145	88,181
Hilton Grand Vacations Incorporated †	1,288	61,489
Inspirato Incorporated †	967	996
Inspired Entertainment Incorporated †	2,636	41,675
International Game Technology plc	4,066	107,993
Jack In The Box Incorporated	643	50,411
Monarch Casino & Resort Incorporated	1,101	81,056
Noodles & Company †	7,216	42,141
Papa John's International Incorporated	1,331	111,737
RCI Hospitality Holdings Incorporated	647	54,199
Red Rock Resorts Incorporated Class A	3,787	165,378
Rush Street Interactive Incorporated †	1,757	7,362
Ruth's Hospitality Group Incorporated	3,910	72,922
Scientific Games Corporation †	2,833	177,374
SeaWorld Entertainment Incorporated †	2,668	172,353
Shake Shack Incorporated Class A †	251	14,003
Sonder Holdings Incorporated †	12,173	12,538
Target Hospitality Corporation †	4,513	66,928
Texas Roadhouse Incorporated	3,092	313,962
The Cheesecake Factory Incorporated	2,989	111,908
Wingstop Incorporated	806	137,302
		3,023,138
Household durables: 1.47%
Beazer Homes Incorporated †	7,386	110,125
Cavco Industries Incorporated †	409	116,565
Century Communities Incorporated	1,439	86,067
Dream Finders Homes Incorporated †	1,829	22,003
Ethan Allen Interiors Incorporated	2,834	83,745
Green Brick Partners Incorporated †	2,523	78,718
Hovnanian Enterprises Incorporated Class A †	400	27,244
Installed Building Products Incorporated	332	38,306
KB Home Incorporated	2,758	97,275
Landsea Homes Corporation †	3,778	24,689
La-Z-Boy Incorporated	744	24,091
LGI Homes Incorporated †	631	65,820
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—February 28, 2023

	Shares	Value
Household durables (continued)
M/I Homes Incorporated †	1,982	$ 114,639
MDC Holdings Incorporated	1,107	40,959
Meritage Corporation †	1,696	185,254
Skyline Champion Corporation †	2,384	163,089
Sonos Incorporated †	1,123	21,820
Taylor Morrison Home Corporation †	6,245	223,758
The Lovesac Company †	65	1,871
TRI Pointe Homes Incorporated †	4,864	115,958
Tupperware Brands Corporation †	31,692	129,937
Vizio Holding Corporation Class A †	2,109	21,617
		1,793,550
Internet & direct marketing retail: 0.67%
1-800-Flowers.com Incorporated Class A †	9,801	97,029
A.K.A. Brands Holding Corporation †	12,098	17,058
BARK Incorporated †	31,860	43,011
CarParts.com Incorporated †	8,078	50,649
Duluth Holdings Incorporated Class B †	5,174	31,096
Groupon Incorporated †	1,631	12,249
Lands End Incorporated †	7,394	56,194
LuLu's Fashion Lounge Holdings Incorporated †	37,852	115,449
Overstock.com Incorporated †	4,074	78,913
PetMed Express Incorporated	1,641	30,818
Rent the Runway Incorporated Class A †	917	3,127
Revolve Group Incorporated †	2,678	72,520
RumbleOn Incorporated Class B †	17,269	156,975
Stitch Fix Incorporated Class A †	12,005	55,943
		821,031
Leisure products: 0.34%
Acushnet Holdings Corporation	559	26,977
Malibu Boats Incorporated Class A †	1,854	110,795
Mastercraft Boat Holdings Incorporated †	3,874	130,825
Smith & Wesson Brands Incorporated	2,202	24,090
Sturm, Ruger & Company Incorporated	460	26,804
Vista Outdoor Incorporated †	3,128	89,336
		408,827
Multiline retail: 0.10%
Dillard's Incorporated Class A	346	123,318
Specialty retail: 1.80%
Academy Sports & Outdoors Corporation	4,331	256,179
ARKO Corporation	4,027	32,297
Asbury Automotive Group Incorporated †	829	188,266
Big 5 Sporting Goods Corporation	469	4,141
Build-A-Bear Workshop Incorporated †	3,306	69,261
Caleres Incorporated	1,463	38,199
Camping World Holdings Incorporated Class A	1,020	23,287
Chico's FAS Incorporated †	17,848	102,626
Citi Trends Incorporated †	580	16,263
Designer Brands Incorporated Class A	4,616	45,191
Destination XL Group Incorporated †	5,792	34,636
Express Incorporated †	17,678	18,032
Foot Locker Incorporated	1,871	81,800
Genesco Incorporated †	417	18,752
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Specialty retail (continued)
Group 1 Automotive Incorporated	754	$ 166,687
Guess Incorporated	693	14,581
Hibbett Incorporated	1,534	110,341
Murphy USA Incorporated	968	246,927
National Vision Holdings Incorporated †	440	16,438
ODP Corporation †	1,659	75,120
Party City Holdco Incorporated †	82,206	6,157
Rent-A-Center Incorporated	1,736	46,612
Sally Beauty Holdings Incorporated †	2,542	40,901
Signet Jewelers Limited	1,460	104,565
Sonic Automotive Incorporated Class A	1,461	83,116
Sportsman's Warehouse Holdings Incorporated †	582	5,232
The Buckle Incorporated	2,374	96,835
Torrid Holdings Incorporated †	10,502	28,670
TravelCenters of America Incorporated †	2,102	177,304
Winmark Corporation	142	41,464
		2,189,880
Textiles, apparel & luxury goods: 0.85%
Crocs Incorporated †	2,203	268,127
Ermenegildo Zegna NV	94	1,224
Fossil Group Incorporated †	5,924	25,651
G-III Apparel Group Limited †	5,618	93,343
Kontoor Brands Incorporated	3,590	187,219
Movado Group Incorporated	3,326	115,146
Oxford Industries Incorporated	1,429	168,065
Rocky Brands Incorporated	238	6,336
Steven Madden Limited	3,561	129,264
Wolverine World Wide Incorporated	2,321	38,877
		1,033,252
Consumer staples: 3.34%
Beverages: 0.53%
Celsius Holdings Incorporated †	1,687	153,180
Coca Cola Bottling Corporation	212	118,052
MGP Ingredients Incorporated	1,171	118,786
National Beverage Corporation †	2,594	121,010
Primo Water Corporation	5,522	85,481
Vita Coco Company Incorporated †	3,066	51,846
		648,355
Food & staples retailing: 0.33%
Ingles Markets Incorporated Class A	467	41,750
SpartanNash Company	2,769	74,098
Sprouts Farmers Market Incorporated †	3,800	115,102
The Andersons Incorporated	502	22,906
United Natural Foods Incorporated †	3,573	145,528
		399,384
Food products: 1.22%
Alico Incorporated	190	4,891
BRC Incorporated †	1,383	9,211
Calavo Growers Incorporated	1,213	39,144
Cal-Maine Foods Incorporated	4,083	231,914
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—February 28, 2023

	Shares	Value
Food products (continued)
Fresh Del Monte Produce Incorporated	2,376	$ 74,321
Hostess Brands Incorporated †	6,483	160,130
J & J Snack Foods Corporation	467	65,945
John B. Sanfilippo & Son Incorporated	1,206	108,263
Lancaster Colony Corporation	781	149,936
Seneca Foods Corporation Class A †	1,971	109,588
Sovos Brands Incorporated †	1,100	14,377
SunOpta Incorporated †	13,321	102,305
The Simply Good Foods Company †	4,496	172,152
Tootsie Roll Industries Incorporated	1,621	71,373
TreeHouse Foods Incorporated †	2,825	137,832
UTZ Brands Incorporated Class A	1,852	30,373
Whole Earth Brands Incorporated †	3,123	10,743
		1,492,498
Household products: 0.20%
Central Garden & Pet Company †	1,912	77,436
Central Garden & Pet Company Class A †	1,478	56,800
Energizer Holdings Incorporated	2,222	80,503
WD-40 Company	129	22,372
		237,111
Personal products: 0.83%
Bellring Brands Incorporated †	6,873	212,238
e.l.f. Beauty Incorporated †	3,020	225,745
Edgewell Personal Care Company	1,507	64,349
Herbalife Nutrition Limited †	9,570	185,180
Inter Parfums Incorporated	214	25,768
Medifast Incorporated	1,182	132,538
NU Skin Enterprises Incorporated Class A	2,949	117,488
Thorne Healthtech Incorporated †	10,354	51,252
		1,014,558
Tobacco: 0.23%
Universal Corporation	734	37,133
Vector Group Limited	18,076	239,869
		277,002
Energy: 5.35%
Energy equipment & services: 1.66%
Archrock Incorporated	2,783	30,808
Bristow Group Incorporated †	829	22,582
Cactus Incorporated Class A	885	40,666
ChampionX Corporation	6,914	211,361
Helmerich & Payne Incorporated	4,460	187,677
Liberty Oilfield Services Class A	10,481	159,835
Nabors Industries Limited †	395	59,372
Nextier Oilfield Solutions Incorporated †	15,640	142,793
Noble Corporation plc †	4,083	170,220
Oceaneering International Incorporated †	2,918	60,957
Patterson-UTI Energy Incorporated	10,790	147,823
ProPetro Holding Corporation †	4,335	38,191
RPC Incorporated	4,274	37,483
Select Energy Services Incorporated Class A	6,578	48,809
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Energy equipment & services (continued)
Solaris Oilfield Infrastructure Incorporated Class A	5,109	$ 45,623
Tetra Technologies Incorporated †	25,352	90,253
Tidewater Incorporated †	1,019	49,768
US Silica Holdings Incorporated †	7,762	94,231
Valaris Limited †	2,983	200,607
Weatherford International plc †	2,845	189,534
		2,028,593
Oil, gas & consumable fuels: 3.69%
Alto Ingredients Incorporated †	17,383	50,758
Amplify Energy Corporation †	9,082	76,107
Arch Resources Incorporated	1,314	206,758
Ardmore Shipping Corporation	2,284	41,455
Battalion Oil Corporation †	2,639	23,777
Berry Corporation	4,629	43,651
California Resources Corporation	3,573	150,781
Callon Petroleum Company †	2,148	83,256
Centrus Energy Corporation Class A †	371	16,625
Chord Energy Corporation	1,698	228,585
Civitas Resources Incorporated	2,201	154,444
CNX Resources Corporation †	95	1,458
Comstock Resources Incorporated	12,541	152,248
Consol Energy Incorporated	3,522	192,759
CVR Energy Incorporated	1,929	61,207
Delek US Holdings Incorporated	7,146	179,865
Denbury Incorporated †	1,729	144,147
DHT Holdings Incorporated	4,156	48,085
Dorian LPG Limited	3,184	69,889
Earthstone Energy Incorporated Class A †	2,198	30,662
Flex LNG Limited	472	16,374
Golar LNG Limited †	2,983	68,102
Gulfport Energy Corporation †	1,135	75,046
International Seaways Incorporated	283	14,558
Kosmos Energy Limited †	18,585	146,264
Laredo Petroleum Incorporated †	1,625	83,509
Magnolia Oil & Gas Corporation Class A	6,910	150,984
Matador Resources Company	3,487	187,566
Murphy Oil Corporation	6,103	238,139
Nordic American Tankers Limited	438	1,940
Northern Oil and Gas Incorporated	3,444	106,902
Par Pacific Holdings Incorporated †	2,376	66,005
PBF Energy Incorporated Class A	4,770	208,497
Peabody Energy Corporation †	6,761	184,575
Permian Resources Corporation	7,911	85,518
Ranger Oil Corporation Class A	1,858	77,107
Riley Exploration Permian Incorporated	1,715	52,479
Ring Energy Incorporated †	21,100	44,310
Scorpio Tankers Incorporated	2,340	141,242
SilverBow Resources Incorporated †	3,149	77,528
SM Energy Company	6,438	189,985
Talos Energy Incorporated †	3,309	58,933
Teekay Tankers Limited Class A †	2,261	102,084
Vaalco Energy Incorporated	10,374	48,654
Vertex Energy Incorporated †	1,750	16,573
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—February 28, 2023

	Shares	Value
Oil, gas & consumable fuels (continued)
W&T Offshore Incorporated †	8,322	$ 46,686
World Fuel Services Corporation	1,748	47,983
		4,494,060
Financials: 15.20%
Banks: 8.13%
1st Source Corporation	1,289	64,218
ACNB Corporation	724	26,817
Amalgamated Financial Corporation	3,363	79,199
Amerant Bancorp Incorporated Class A	402	11,417
American National Bankshares Incorporated	735	24,733
Ameris Bancorp	3,493	167,210
Arrow Financial Corporation	865	26,365
Associated Banc Corporation	6,790	157,189
Atlantic Union Bankshares Corporation	2,296	86,008
BancFirst Corporation	943	85,106
Bank First Corporation	1,475	120,257
Bank of N.T. Butterfield & Son Limited	2,127	76,891
BankUnited Incorporated	3,126	110,723
Bankwell Financial Group Incorporated	709	21,398
Banner Corporation	1,772	111,601
Bar Harbor Bankshares	2,096	62,608
Baycom Corporation	525	10,778
BCB Bancorp Incorporated	5,760	99,936
Berkshire Hills Bancorp Incorporated	2,631	76,457
Brookline Bancorp Incorporated	5,474	70,943
Byline Bancorp Incorporated	830	20,460
Cadence Bank	4,570	121,379
Cambridge Bancorp	129	10,259
Capital Bancorp Incorporated	3,550	72,101
Capital City Bank Group Incorporated	1,921	68,522
Carter Bankshares Incorporated †	5,037	87,493
Cathay General Bancorp	3,068	131,679
City Holding Company	1,207	118,527
Civista Bancshares Incorporated	1,754	37,413
CNB Financial Corporation	1,523	36,308
Columbia Banking System Incorporated	2,621	77,922
Community Bank System Incorporated	1,319	80,525
Community Trust Bancorp	2,172	92,853
ConnectOne Bancorp Incorporated	474	11,495
Customers Bancorp Incorporated †	2,585	79,618
CVB Financial Corporation	6,918	165,548
Dime Community Bank	2,622	80,338
Enterprise Financial Service Corporation	1,359	74,011
Equity Bancshares Incorporated Class A	1,452	43,647
Esquire Financial Holdings Class I	1,200	55,188
FB Financial Corporation	574	21,634
First Bancorp of North Carolina	979	40,619
First Bancorp of Puerto Rico	14,511	210,555
First Bank	755	10,291
First Busey Corporation	1,800	43,452
First Business Financial Services Incorporated	3,222	114,123
First Commonwealth Financial Corporation	4,639	74,270
First Community Bancshares	2,115	66,030
First Financial Bancorp	4,721	116,325
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Banks (continued)
First Financial Bankshares Incorporated	1,234	$ 45,263
First Financial Corporation	1,384	60,827
First Guaranty Bancshares Incorporated	3,144	64,483
First Interstate BancSystem Class A	2,461	87,464
First Merchants Corporation	2,149	87,937
First of Long Island Corporation	522	8,884
First Western Financial Incorporated †	91	2,354
Fulton Financial Corporation	9,283	159,668
German American Bancorp	102	4,009
Glacier Bancorp Incorporated	3,162	149,816
Great Southern Bancorp Incorporated	1,275	74,192
Guaranty Bancshares Incorporated	113	3,527
Hancock Whitney Corporation	4,152	203,946
Hanmi Financial Corporation	3,695	87,276
HarborOne Bancorp Incorporated	3,391	46,355
HBT Financial Incorporated	2,445	55,550
Heartland Financial USA Incorporated	1,415	69,958
Heritage Commerce Corporation	4,348	52,654
Heritage Financial Corporation	3,419	95,288
Hilltop Holdings Incorporated	2,464	81,731
Home BancShares Incorporated	5,684	136,984
Hope Bancorp Incorporated	4,034	51,676
Independent Bank Corporation	3,133	69,083
Independent Bank Corporation	1,102	87,807
Independent Bank Group Incorporated	659	38,789
International Bancshares Corporation	1,585	76,920
John Marshall Bancorp Incorporated	844	22,459
Lakeland Financial Corporation	521	37,314
Live Oak Bancshares Incorporated	762	26,335
Macatawa Bank Corporation	7,889	86,069
Mercantile Bank Corporation	538	18,609
Meta Financial Group Incorporated	2,520	128,545
Midland States Bancorp Incorporated	2,577	67,105
MidWestOne Financial Group Incorporated	1,589	47,734
National Bank Holdings Corporation Class A	910	36,846
NBT Bancorp Incorporated	3,406	138,250
Northeast Bank	1,490	65,679
Northwest Bancshares Incorporated	7,355	101,646
OceanFirst Financial Corporation	2,864	67,934
OFG Bancorp	5,548	168,770
Old National Bancorp	8,748	154,577
Old Second Bancorp Incorporated	331	5,488
Origin Bancorp Incorporated	204	7,734
Orrstown Financial Services Incorporated	2,574	59,202
Pacific Premier Bancorp Incorporated	4,062	131,690
Park National Corporation	973	124,320
Peapack-Gladstone Financial Corporation	1,957	72,703
Peoples Bancorp Incorporated	600	18,666
Peoples Financial Services	944	46,775
Preferred Bank	999	70,330
Premier Financial Corporation	3,336	82,800
QCR Holdings Incorporated	64	3,423
RBB Bancorp	1	20
Red River BancShares Incorporated	346	17,511
Renasant Corporation	2,687	96,678
Republic Bancorp Incorporated Class A	572	25,454
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—February 28, 2023

	Shares	Value
Banks (continued)
Republic First Bancorp Incorporated †	9	$ 18
S&T Bancorp Incorporated	3,152	117,444
Sandy Spring Bancorp Incorporated	765	25,207
Seacoast Banking Corporation	669	20,411
ServisFirst Bancshares Incorporated	909	67,221
Silvergate Capital Corporation Class A †	4,097	56,989
Simmons First National Corporation Class A	1,993	44,304
Smartfinancial Incorporated	139	3,795
South Plains Financial Incorporated	896	23,556
South State Corporation	2,514	202,830
Southside Bancshares Incorporated	38	1,451
Stellar Bancorp Incorporated	2,192	64,116
Stock Yards Bancorp Incorporated	675	39,508
Summit Financial Group Incorporated	1,462	37,237
Texas Capital Bancshares Incorporated †	2,233	147,892
The Bancorp Incorporated †	2,543	87,962
Tompkins Trust Company Incorporated	938	70,153
Towne Bank	2,920	88,564
TriCo Bancshares	1,443	72,886
Triumph Bancorp Incorporated †	1,437	87,441
Trustmark Corporation	4,483	131,800
UMB Financial Corporation	671	60,833
United Bankshares Incorporated	5,514	224,806
United Community Bank	3,446	114,097
Unity Bancorp Incorporated	1,958	51,711
Univest Financial Corporation	958	27,016
Valley National Bancorp	14,000	162,120
Veritex Holdings Incorporated	1,556	41,483
Washington Federal Incorporated	3,151	110,506
Washington Trust Bancorp	447	18,774
WesBanco Incorporated	3,162	114,306
West Bancorporation	1,244	26,199
Westamerica Bancorporation	1,585	87,365
		9,915,547
Capital markets: 1.54%
Artisan Partners Asset Management Incorporated Class A	2,383	78,568
BGC Partners Incorporated Class A	31,078	151,039
Blucora Incorporated †	4,628	132,315
BrightSphere Investment Group Incorporated	5,943	148,991
Diamond Hill Investment Group	62	10,825
Donnelley Financial Solutions †	2,606	110,260
Federated Hermes Incorporated	4,144	163,066
Focus Financial Partners Class A †	606	31,427
GCM Grosvenor Incorporated Class A	12,339	101,550
Hamilton Lane Incorporated Class A	165	12,837
Houlihan Lokey Incorporated	1,253	119,912
Marketwise Incorporated †	1,765	3,477
Moelis Company Class A	1,907	81,677
Perella Weinberg Partners	5,753	58,163
Piper Sandler Companies	694	104,787
PJT Partners Incorporated Class A	1,425	112,404
Sculptor Capital Management Incorporated	6	54
Silvercrest Asset Management Group Incorporated Class A	5,324	94,714
Stonex Group Incorporated †	2,659	268,107
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Capital markets (continued)
Victory Capital Holding Class A	367	$ 12,463
Virtus Investment Partners Incorporated	393	82,699
		1,879,335
Consumer finance: 0.78%
Bread Financial Holdings Incorporated	2,819	115,776
Consumer Portfolio Services †	2,865	31,687
Curo Group Holdings Corporation	2,916	8,515
Encore Capital Group Incorporated †	1,937	100,104
Enova International Incorporated †	2,192	106,860
Ezcorp Incorporated †	11,530	101,695
FirstCash Holdings Incorporated	1,106	97,605
Navient Corporation	8,508	153,569
Nelnet Incorporated Class A	1,162	109,077
OppFi Incorporated †	15,655	33,032
PROG Holdings Incorporated †	3,736	92,354
		950,274
Diversified financial services: 0.36%
A-Mark Precious Metals Incorporated	5,522	161,850
Jackson Financial Incorporation Class A	6,148	278,996
		440,846
Insurance: 2.30%
Ambac Financial Group Incorporated †	6,796	112,474
American Equity Investment Life Holding Company	4,311	179,553
Amerisafe Incorporated	1,858	101,335
BRP Group Incorporated Class A †	1,034	29,717
CNO Financial Group Incorporated	7,797	199,759
Crawford & Company Class A	9,544	52,683
Donegal Group Incorporated Class A	2,654	40,792
eHealth Incorporated †	930	6,845
Employers Holdings Incorporated	3,060	135,895
Genworth Financial Incorporated Class A †	52,946	329,854
Greenlight Capital Limited †	10,922	100,264
Horace Mann Educators Corporation	2,872	106,149
Kinsale Capital Group Incorporated	897	285,874
National Western Life Group Class A	312	84,174
Palomar Holdings Incorporated †	1,540	92,400
RLI Corporation	2,040	281,336
Safety Insurance Group Incorporated	1,500	121,035
Selective Insurance Group Incorporated	2,730	277,177
SelectQuote Incorporated †	2,871	6,718
Stewart Information Services Corporation	1,550	65,860
Tiptree Incorporated	1,643	26,452
Trupanion Incorporated †	1,023	60,746
United Fire Group Incorporated	3,522	100,518
		2,797,610
Mortgage REITs: 1.17%
AFC Gamma Incorporated	4,362	67,567
Apollo Commercial Real Estate Finance Incorporated	5,579	64,103
Arbor Realty Trust Incorporated	9,148	137,952
Ares Commercial Real Estate	3,626	41,010
Blackstone Mortgage Trust Incorporated Class A	6,491	137,414
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—February 28, 2023

	Shares	Value
Mortgage REITs (continued)
BrightSpire Capital Incorporated REIT	15,264	$ 112,801
Broadmark Realty Capital Incorporated	9,441	48,149
Chicago Atlantic Real Estate Incorporated	329	4,823
Chimera Investment Corporation	4,005	25,992
Claros Mortgage Trust Incorporated	5,717	79,695
Granite Point Mortgage Trust Incorporated	1,721	10,309
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	3,401	106,825
Invesco Mortgage Capital REIT	2,838	35,560
Ladder Capital Corporation	9,467	106,977
NexPoint Real Estate Finance REIT	2,787	50,305
PennyMac Mortgage Investment Trust	5,769	75,170
Ready Capital Corporation	9,681	109,008
Redwood Trust Incorporated	1,850	14,079
Two Harbors Investment Corporation	12,279	203,463
		1,431,202
Thrifts & mortgage finance: 0.92%
Axos Financial Incorporated †	975	46,205
Enact Holdings Incorporated	3,637	88,197
Essent Group Limited	3,708	159,259
Merchants Bancorp Incorporated	847	25,622
Mr. Cooper Group Incorporated †	5,093	236,468
NMI Holdings Incorporated Class A †	3,700	86,358
PennyMac Financial Services Incorporated	2,751	166,353
Provident Financial Services Incorporated	1,271	29,678
Radian Group Incorporated	8,736	186,514
Trustco Bank Corporation	1,226	45,926
Walker & Dunlop Incorporated	254	22,156
WSFS Financial Corporation	501	25,005
		1,117,741
Health care: 17.72%
Biotechnology: 7.69%
Acadia Pharmaceuticals Incorporated †	5,682	117,561
ADMA Biologics Incorporated †	43,066	152,884
Agenus Incorporated †	5	10
Agios Pharmaceuticals Incorporated †	2,379	60,212
Akero Therapeutics Incorporated †	1,347	61,302
Alkermes plc †	7,792	208,358
AlloVir Incorporated †	587	3,962
ALX Oncology Holdings Incorporated †	1,872	12,393
Amicus Therapeutics Incorporated †	15,917	209,945
Anika Therapeutics Incorporated †	3,032	96,114
Apellis Pharmaceuticals Incorporated †	3,188	208,750
Arcturus Therapeutics Holdings Incorporated †	4,088	66,430
Arcus Biosciences Incorporated †	5,589	101,776
Arrowhead Pharmaceuticals Incorporated †	5,146	166,216
Atara Biotherapeutics Incorporated †	7,834	31,728
Avid Bioservices Incorporated †	8,785	144,601
Beam Therapeutics Incorporated †	1,932	77,744
Biocryst Pharmaceuticals Incorporated †	5,271	46,648
Biohaven Limited †	4,443	67,889
bluebird bio Incorporated †	5,202	27,050
Blueprint Medicines Corporation †	2,711	114,865
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Biotechnology (continued)
Bridgebio Pharma Incorporated †	9,004	$ 102,826
CareDx Incorporated †	3,689	62,049
Cassava Sciences Incorporated †	906	22,378
Catalyst Pharmaceuticals Incorporated †	18,289	279,090
Celldex Therapeutics Incorporated †	640	27,386
Celularity Incorporated †	45,177	30,991
Chimerix Incorporated †	115,684	182,781
Chinook Therapeutics Incorporated †	4,474	97,623
Coherus Biosciences Incorporated †	11,077	74,991
CTI BioPharma Corporation †	7,286	39,782
Cullinan Oncology Incorporated †	5,613	63,371
Cytokinetics Incorporated †	4,117	178,513
Deciphera Pharmaceuticals Incorporated †	10,619	153,976
Denali Therapeutics Incorporated †	5,608	152,257
Dynavax Technologies Corporation †	17,105	176,182
Dyne Therapeutics Incorporated †	4,397	56,633
Eagle Pharmaceuticals Incorporated †	3,640	101,920
Editas Medicine Incorporated †	4,450	40,228
Eiger BioPharmaceuticals Incorporated †	6,172	11,603
Emergent BioSolutions Incorporated †	12,248	151,630
Enanta Pharmaceuticals Incorporated †	1,662	80,607
Enochian Biosciences Incorporated †	12,650	13,030
Fate Therapeutics Incorporated †	1,613	9,872
Fibrogen Incorporated †	4,825	107,115
Gelesis Holdings Incorporated †	890	240
Geron Corporation †	37,612	104,561
GreenLight Biosciences Holdings †	80,565	38,671
Halozyme Therapeutics Incorporated †	8,028	385,264
Heron Therapeutics Incorporated †	17,758	42,086
Humacyte Incorporated †	16,479	50,426
Ideaya Biosciences Incorporated †	2,847	50,250
Immunogen Incorporated †	3,034	11,772
Immunovant Incorporated †	1,296	22,641
Insmed Incorporated †	4,655	94,869
Intellia Therapeutics Incorporated †	1,656	66,522
Intercept Pharmaceuticals Incorporated †	498	10,050
Ironwood Pharmaceuticals Incorporated †	20,886	235,385
Iteos Therapeutics Incorporated †	6,872	121,703
Iveric Bio Incorporated †	3,325	69,094
Karuna Therapeutics Incorporated †	1,099	219,163
Karyopharm Therapeutics Incorporated †	12,975	39,185
Keros Therapeutics Incorporated †	1,421	75,626
Kiniksa Pharmaceuticals Limited Class A †	6,910	88,863
Kinnate Biopharma Incorporated †	2,354	12,429
Krystal Biotech Incorporated †	1,101	90,183
Kura Oncology Incorporated †	4,089	48,741
Kymera Therapeutics Incorporated †	805	25,261
Lyell Immunopharma Incorporated †	8,086	17,385
Macrogenics Incorporated †	9,978	60,766
Madrigal Pharmaceuticals Incorporated †	602	163,148
Mannkind Corporation †	18,258	96,402
Mersana Therapeutics Incorporated †	1,830	11,090
MiMedx Group Incorporated †	12,328	59,298
Mirum Pharmaceuticals Incorporated †	207	4,867
Morphic Holding Incorporated †	419	17,816
Myriad Genetics Incorporated †	7,298	138,078
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—February 28, 2023

	Shares	Value
Biotechnology (continued)
Nurix Therapeutics Incorporated †	1,228	$ 11,580
Organogenesis Holdings Incorporated Class A †	41,980	102,851
Pardes Biosciences Incorporated †	54,938	77,463
PDL BioPharma Incorporated ♦‡†	91,928	225,224
PMV Pharmaceuticals Incorporated †	2,482	17,895
Precigen Incorporated †	4,384	5,524
Prime Medicine Incorporated †	1,151	18,911
Prometheus Biosciences Incorporated †	1,250	152,988
Protagonist Therapeutics Incorporated †	2,439	39,561
Prothena Corporation plc †	1,981	110,461
PTC Therapeutics Incorporated †	4,329	189,047
Recursion Pharmaceuticals Class A †	1,458	11,883
Regenxbio Incorporated †	6,815	151,634
Replimune Group Incorporated †	3,603	78,906
Revolution Medicines Incorporated †	3,132	83,812
Rigel Pharmaceuticals Incorporated †	46,559	70,304
Rocket Pharmaceuticals Incorporated †	5,079	97,568
Sage Therapeutics Incorporated	1,375	57,255
Sangamo Therapeutics Incorporated †	8,739	26,654
Seres Therapeutics Incorporated †	1,984	10,019
Springworks Therapeutics Incorporated †	1,128	35,983
Sutro Biopharma Incorporated †	2,523	14,230
Syndax Pharmaceuticals Incorporated †	5,512	139,729
TG Therapeutics Incorporated †	8,620	138,092
Travere Therapeutics Incorporated †	388	8,598
Twist Bioscience Corporation †	2,502	48,689
Vanda Pharmaceuticals Incorporated †	5,507	35,465
Vaxcyte Incorporated †	3,469	142,125
Veracyte Incorporated †	5,079	124,994
Vericel Corporation †	3,974	120,849
VIR Biotechnology Incorporated †	7,712	175,834
VistaGen Therapeutics Incorporated †	212,443	37,305
Xencor Incorporated †	2,746	88,229
Y-mAbs Therapeutics Incorporated †	14,548	55,282
		9,370,051
Health care equipment & supplies: 3.66%
Alphatec Holdings Incorporated †	2,376	35,189
AngioDynamics Incorporated †	264	3,268
Artivion Incorporated †	2,777	36,767
Atricure Incorporated †	1,782	68,607
Atrion Corporation	88	49,984
Avanos Medical Incorporated †	3,047	85,529
Axogen Incorporated †	6,170	50,903
Axonics Incorporated †	2,378	142,894
Bioventus Incorporated Class A †	10,730	22,855
Cerus Corporation †	5,112	14,620
Conmed Corporation	256	24,625
Cryoport Incorporated †	2,484	53,803
Cutera Incorporated †	1,080	35,024
Embecta Corporation	6,798	217,196
Figs Incorporated Class A †	4,325	39,833
Glaukos Corporation †	1,212	57,243
Haemonetics Corporation †	3,169	246,453
Inari Medical Incorporated †	931	52,378
Inogen Incorporated †	638	9,997
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Health care equipment & supplies (continued)
Inspire Medical Systems Incorporated †	932	$ 242,255
Integer Holdings Corporation †	1,765	132,340
IRadimed Corporation	761	28,888
iRhythm Technologies Incorporated †	1,578	185,699
Lantheus Holdings Incorporated †	4,915	363,513
LeMaitre Vascular Incorporated	1,721	86,239
LivaNova plc †	1,569	74,245
Merit Medical Systems Incorporated †	3,717	262,346
Neogen Corporation †	4,251	75,200
Nevro Corporation †	2,877	90,453
Omnicell Incorporated †	709	38,598
OraSure Technologies Incorporated †	6,249	39,431
Orthofix Medical Incorporated †	1,651	34,011
Orthopediatrics Corporation †	90	3,938
Outset Medical Incorporated †	879	20,050
Owlet Incorporated †	118,454	43,532
Procept Biorobotics Corporation †	1,052	39,397
Pulmonx Corporation †	1,189	13,352
Senseonics Holdings Incorporated †	96,180	100,027
Shockwave Medical Incorporated †	1,728	328,735
SI-BONE Incorporated †	1,341	26,518
Silk Road Medical Incorporated †	3,300	174,867
STAAR Surgical Company †	1,977	109,506
TransMedics Group Incorporated †	2,176	174,232
UFP Technologies Incorporated †	1,142	134,436
Utah Medical Products Incorporated	991	90,954
Varex Imaging Corporation †	2,192	38,776
Vicarious Surgical Incorporated †	6,020	16,856
ZIMVIE Incorporated †	12,591	143,286
Zynex Incorporated †	8,385	108,334
		4,467,182
Health care providers & services: 2.53%
AdaptHealth Corporation †	5,246	83,884
Addus Homecare Corporation †	1,521	165,241
Agiliti Incorporated †	210	4,003
Alignment Healthcare Incorporated †	8,445	83,943
AMN Healthcare Services Incorporated †	2,972	267,510
Apollo Medical Holdings Incorporated †	2,308	80,549
ATI Physical Therapy Incorporated †	2,810	978
Brookdale Senior Living Incorporated †	2,747	8,873
Cano Health Incorporated †	11,928	19,681
CareMax Incorporated †	4,862	20,907
Community Health Systems Incorporated †	21,128	128,036
CorVel Corporation †	363	65,442
Cross Country Healthcare Incorporated †	7,062	186,790
DocGo Incorporated †	2,300	21,045
Fulgent Genetics Incorporated †	102	3,345
HealthEquity Incorporated †	2,706	176,350
Hims & Hers Health Incorporated †	4,701	52,980
Innovage Holding Corporation †	1,266	9,609
Mednax Incorporated †	6,686	105,238
Modivcare Incorporated †	496	48,702
National Healthcare Corporation	631	35,159
National Research Corporation Class A	71	3,206
Oncology Institute Incorporated †	35,744	50,399
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—February 28, 2023

	Shares	Value
Health care providers & services (continued)
Option Care Health Incorporated †	9,730	$ 298,419
Owens & Minor Incorporated †	7,360	112,829
Patterson Companies Incorporated	7,906	209,667
PetIQ Incorporated †	6,877	64,094
Privia Health Group Incorporated †	579	16,171
Progyny Incorporated †	2,972	111,628
RadNet Incorporated †	354	8,349
Select Medical Holdings Corporation	8,388	228,070
Surgery Partners Incorporated †	1,381	46,194
The Ensign Group Incorporated	2,929	262,087
The Pennant Group Incorporated †	4,941	74,214
U.S. Physical Therapy Incorporated	273	27,663
		3,081,255
Health care technology: 0.83%
American Well Corporation Class A †	6,532	18,224
Computer Programs & Systems Incorporated †	3,542	106,295
Evolent Health Incorporated Class A †	5,063	177,256
HealthStream Incorporated †	3,332	85,466
MultiPlan Corporation †	67,050	67,721
NextGen Healthcare Incorporated †	7,114	128,835
Phreesia Incorporated †	3,493	128,542
Schrodinger Incorporated †	2,491	54,129
Simulations Plus Incorporated	1,730	65,809
Veradigm Incorporated †	11,104	184,437
		1,016,714
Life sciences tools & services: 1.09%
Abcellera Biologics Incorporated †	19,318	162,271
Adaptive Biotechnologies Corporation †	11,623	99,377
Akoya Biosciences Incorporated †	1,540	17,756
Alpha Teknova Incorporated †	1,229	6,661
Berkeley Lights Incorporated †	2,852	4,991
BioLife Solutions Incorporated †	2,934	68,245
Bionano Genomics Incorporated †	30,724	41,170
Codexis Incorporated †	1,961	9,481
Cytek Biosciences Incorporated †	6,042	62,233
Inotiv Incorporated †	4,260	31,950
MaxCyte Incorporated †	2,428	11,023
Medpace Holdings Incorporated	1,909	370,117
Nanostring Technologies Incorporated †	7,475	72,956
Neogenomics Incorporated †	11,045	186,108
OmniAb Incorporated †	4,813	20,070
Pacific Biosciences of California †	10,671	96,893
Quanterix Corporation †	3,336	36,696
Quantum-Si Incorporated †	5,680	10,338
Science 37 Holdings Incorporated †	8,467	2,794
Somalogic Incorporated †	7,059	17,930
		1,329,060
Pharmaceuticals: 1.92%
Amneal Pharmaceuticals Incorporated †	69,470	143,108
Amphastar Pharmaceuticals Incorporated †	5,692	181,347
Atea Pharmaceuticals Incorporated †	23,716	83,955
Axsome Therapeutics Incorporated †	1,132	77,191
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Pharmaceuticals (continued)
Cara Therapeutics Incorporated †	752	$ 7,640
Collegium Pharmaceutical Incorporated †	2,542	67,439
Corcept Therapeutics Incorporated	8,238	171,598
Evolus Incorporated †	954	8,653
Harmony Biosciences Holdings †	3,855	169,736
Innoviva Incorporated †	13,324	160,821
Intra-Cellular Therapies Incorporated †	2,709	132,822
Ligand Pharmaceuticals Incorporated	933	67,307
Ocular Therapeutix Incorporated †	3,390	20,476
Pacira Biosciences Incorporated †	793	33,758
Phibro Animal Health Corporation Class A	9,952	156,346
Prestige Consumer Healthcare Incorporated †	3,745	225,636
Provention Bio Incorporated †	3,574	29,664
Reata Pharmaceuticals Incorporated Class A †	1,253	39,056
Revance Therapeutics Incorporated †	4,081	141,611
Scilex Holding Company †	6,434	55,654
Siga Technologies Incorporated	28,950	198,308
Supernus Pharmaceuticals Incorporated †	3,568	134,121
Theravance Biopharma Incorporated †	2,975	32,130
Tricida Incorporated †	6,980	119
		2,338,496
Industrials: 14.71%
Aerospace & defense: 1.12%
AAR Corporation †	3,533	192,160
Aerovironment Incorporated †	1,622	139,070
Aersale Corporation †	5,209	103,451
Astronics Corporation †	2,276	34,686
Cadre Holdings Incorporated	794	17,055
Ducommun Incorporated †	2,370	127,506
Kaman Corporation	1,299	33,774
Kratos Defense & Security Solutions Incorporated †	4,781	60,480
Moog Incorporated Class A	2,273	224,163
Park Aerospace Corporation	1,417	23,267
Parsons Corporation †	3,859	173,771
Redwire Corporation †	360	1,397
Terran Orbital Corporation †	11,325	30,125
Triumph Group Incorporated †	16,364	206,514
		1,367,419
Air freight & logistics: 0.12%
Forward Air Corporation	363	37,465
Hub Group Incorporated Class A †	1,148	105,306
		142,771
Airlines: 0.29%
Allegiant Travel Company †	108	11,075
Blade Air Mobility Incorporated †	18,764	87,253
Frontier Group Holdings Incorporated †	5,960	70,090
Hawaiian Holdings Incorporated †	4,698	52,618
Joby Aviation Incorporated †	4,295	20,187
SkyWest Incorporated †	3,013	57,458
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—February 28, 2023

	Shares	Value
Airlines (continued)
Sun Country Airlines Holding †	2,212	$ 44,351
Wheels Up Experience Incorporated †	4,474	4,966
		347,998
Building products: 0.96%
AAON Incorporated	554	50,392
American Woodmark Corporation †	608	30,996
Apogee Enterprises Incorporated	2,074	94,906
CSW Industrials Incorporated	383	54,217
Gibraltar Industries Incorporated †	1,086	58,003
Griffon Corporation	1,034	37,710
Insteel Industries Incorporated	1,386	41,234
Janus International Group Incorporated †	2,372	24,645
JELD-WEN Holding Incorporated †	5,712	75,113
Masonite International Corporation †	916	81,341
PGT Incorporated †	2,137	45,198
Quanex Building Products Corporation	4,549	118,047
Resideo Technologies Incorporated †	6,376	116,936
Simpson Manufacturing Company Incorporated	606	65,363
UFP Industries Incorporated	2,721	232,727
Zurn Elkay Water Solutions Corporation	1,777	40,871
		1,167,699
Commercial services & supplies: 0.97%
ABM Industries Incorporated	3,215	155,638
ACCO Brands Corporation	2,865	16,245
Brady Corporation Class A	956	52,733
Casella Waste Systems Incorporated Class A †	1,096	85,291
CoreCivic Incorporated †	9,665	93,847
Ennis Incorporated	4,467	97,157
Healthcare Services Group Incorporated	1,116	14,809
Heritage Crystal Clean Incorporated †	264	9,499
Interface Incorporated	4,607	40,634
KAR Auction Services Incorporated †	3,692	52,759
Liquidity Services Incorporated †	5,783	73,213
NL Industries	6,444	46,848
Pitney Bowes Incorporated	8,061	34,985
Quad Graphics Incorporated †	11,168	54,612
SP Plus Corporation †	3,077	104,680
Steelcase Incorporated Class A	2,218	17,456
The Brink's Company	780	50,895
The Geo Group Incorporated †	12,426	108,852
UniFirst Corporation	393	77,079
		1,187,232
Construction & engineering: 1.30%
Ameresco Incorporated Class A †	1,428	62,761
APi Group Corporation †	2,363	55,507
Arcosa Incorporated	1,490	90,294
Argan Incorporated	1,559	60,583
Comfort Systems Incorporated	1,298	188,781
Dycom Industries Incorporated †	1,396	117,557
EMCOR Group Incorporated	2,078	347,483
Fluor Corporation †	7,220	264,757
Granite Construction Incorporated	2,088	90,202
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Construction & engineering (continued)
MYR Group Incorporated †	514	$ 61,994
NV5 Global Incorporated †	974	102,484
Primoris Services Corporation	1,941	53,378
Sterling Construction Company Incorporated †	2,282	87,766
		1,583,547
Electrical equipment: 2.08%
Allied Motion Technologies	1,304	56,281
Array Technologies Incorporated †	6,539	122,541
Atkore Incorporated †	2,795	408,091
AZZ Incorporated	848	34,471
Babcock & Wilcox Enterprises Incorporated †	2,746	17,822
Bloom Energy Corporation Class A †	8,553	185,515
Encore Wire Corporation	1,873	361,508
Energy Vault Holdings Incorporated †	13,991	46,730
EnerSys	2,685	243,503
FTC Solar Incorporated †	13,172	40,438
Fuelcell Energy Incorporated †	10,783	36,015
GrafTech International Limited	20,617	116,486
Nuscale Power Corporation †	6,216	64,336
Powell Industries Incorporated	1,952	86,571
Preformed Line Products Company	1,308	116,628
Shoals Technologies Group Class A †	5,368	131,731
Stem Incorporated †	3,353	27,360
SunPower Corporation †	9,775	146,821
Thermon Group Holdings Incorporated †	5,189	137,249
TPI Composites Incorporated †	8,735	100,977
Vicor Corporation †	1,077	50,619
		2,531,693
Machinery: 4.12%
Alamo Group Incorporated	669	122,019
Albany International Corporation Class A	1,692	170,757
Astec Industries Incorporated	1,164	52,415
Barnes Group Incorporated	2,391	100,757
Briggs & Stratton Corporation ♦	1,723	0
Chart Industries Incorporated †	2,065	275,678
Circor International Incorporated †	2,992	87,576
Columbus McKinnon Corporation	938	34,819
Douglas Dynamics Incorporated	2,115	78,868
Energy Recovery Incorporated †	4,127	91,083
Enerpac Tool Group Corporation	4,437	119,488
EnPro Industries Incorporated	560	60,200
ESCO Technologies Incorporated	1,244	115,928
Fathom Digital Manufacturing †	25,176	29,959
Federal Signal Corporation	3,318	175,091
Franklin Electric Company Incorporated	2,081	198,881
Helios Technologies Incorporated	1,138	77,088
Hillenbrand Incorporated	4,955	233,579
Hillman Solutions Corporation †	7,375	65,564
Hyster Yale Materials Handeling Incorporated	1,552	60,388
John Bean Technologies Corporation	631	69,972
Kadant Incorporated	487	104,539
Kennametal Incorporated	5,340	151,282
Lightning Emotors Incorporated †	2,058	1,382
Lindsay Manufacturing Company	981	147,631
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—February 28, 2023

	Shares	Value
Machinery (continued)
Miller Industries Incorporated	179	$ 4,978
Mueller Industries Incorporated	4,809	355,722
Mueller Water Products Incorporated Class A	7,900	109,573
Proterra Incorporated †	1,135	4,767
Proto Labs Incorporated †	577	18,141
RBC Bearings Incorporated †	704	161,786
REV Group Incorporated	6,786	79,328
SPX Technologies Incorporated †	2,281	160,674
Standex International Corporation	1,203	139,163
Tennant Company	1,234	87,392
Terex Corporation	4,913	290,899
The Greenbrier Companies Incorporated	3,544	113,798
The Shyft Group Incorporated	1,867	48,411
Titan International Incorporated †	14,704	182,477
Trinity Industries Incorporated	5,827	162,632
Velo3D Incorporated †	21,494	68,136
Wabash National Corporation	5,748	157,495
Watts Water Technologies Incorporated	1,435	251,455
		5,021,771
Marine: 0.00%
Genco Shipping & Trading Limited	209	3,981
Professional services: 1.76%
Alight Incorporated †	977	9,379
ASGN Incorporated †	1,727	153,358
Barrett Business Services Incorporated	1,912	183,514
CBIZ Incorporated †	2,858	143,157
CRA International Incorporated	1,181	146,999
Exponent Incorporated	1,851	190,468
HireRight Holdings Corporation †	4,363	48,080
Huron Consulting Group Incorporated †	2,668	187,267
ICF International Incorporated	819	81,482
Insperity Incorporated	2,008	249,173
Kelly Services Incorporated Class A	5,549	92,835
Kforce Incorporated	2,412	150,726
Korn Ferry International	2,144	119,828
Resources Connection Incorporated	8,591	155,153
Sterling Check Corporation †	1,841	23,418
TriNet Group Incorporated †	1,455	120,576
TrueBlue Incorporated †	4,575	85,553
Willdan Group Incorporated †	419	7,567
		2,148,533
Road & rail: 0.82%
Arcbest Corporation	1,901	182,876
Covenant Logistics Group Incorporated	5,152	178,517
Daseke Incorporated †	4,584	37,360
Heartland Express Incorporated	315	5,081
Marten Transport Limited	4,522	99,801
P.A.M. Transportation Services Incorporated †	674	19,546
Saia Incorporated †	793	214,800
Universal Logistics Holdings Incorporated	6,251	185,655
Werner Enterprises Incorporated	1,762	81,845
		1,005,481
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Trading companies & distributors: 1.17%
Applied Industrial Technologies Incorporated	1,457	$ 208,147
Beacon Roofing Supply Incorporated †	1,781	115,765
Bluelinx Holdings Incorporated †	1,544	130,298
Boise Cascade Company	2,033	140,501
GATX Corporation	313	34,145
GMS Incorporated †	1,705	103,511
H&E Equipment Services Incorporated	145	8,048
Herc Holdings Incorporated	146	20,964
McGrath RentCorp	417	42,884
MRC Global Incorporated †	2,705	30,296
NOW Incorporated †	4,380	56,283
Rush Enterprises Incorporated Class A	1,372	77,765
Rush Enterprises Incorporated Class B	913	54,762
Titan Machinery Incorporated †	1,266	57,970
Triton International Limited	1,849	127,470
Veritiv Corporation	1,419	214,893
		1,423,702
Information technology: 14.58%
Communications equipment: 0.71%
Aviat Networks Incorporated †	1,614	57,345
Calix Incorporated †	1,866	95,446
Cambium Networks Corporation †	342	6,864
Clearfield Incorporated †	1,465	91,841
CommScope Holdings Incorporated	23,035	166,773
Digi International Incorporated †	1,893	63,169
Extreme Networks Incorporated †	6,552	122,653
Harmonic Incorporated †	4,124	54,396
Infinera Corporation †	7,148	50,536
Inseego Corporation †	40,499	36,267
NetScout Systems Incorporated †	2,126	60,463
Viavi Solutions Incorporated †	5,413	59,218
		864,971
Electronic equipment, instruments & components: 3.02%
Advanced Energy Industries Incorporated	2,052	191,000
Badger Meter Incorporated	1,183	143,876
Belden Incorporated	3,010	253,984
Benchmark Electronics Incorporated	4,763	113,312
Cepton Incorporated †	56,677	58,944
CTS Corporation	2,479	107,365
ePlus Incorporated †	2,772	150,159
Fabrinet †	1,881	229,237
Insight Enterprises Incorporated †	1,968	263,555
Itron Incorporated †	2,280	127,156
Kimball Electronics Incorporated †	4,371	109,319
Knowles Corporation †	1,395	23,687
Methode Electronics Incorporated	3,476	169,385
Mirion Technologies Incorporated †	6,682	60,673
Napco Security Technologies Incorporated †	2,634	83,234
Novanta Incorporated †	1,107	173,699
OSI Systems Incorporated †	1,241	114,855
PC Connection Incorporated	3,054	133,765
Plexus Corporation †	2,124	203,670
Rogers Corporation †	249	36,653
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—February 28, 2023

	Shares	Value
Electronic equipment, instruments & components (continued)
Sanmina Corporation †	4,793	$ 289,785
ScanSource Incorporated †	4,416	137,691
TTM Technologies Incorporated †	12,547	166,750
Vishay Intertechnology Incorporated	11,222	238,243
Vishay Precision Group †	2,259	98,492
		3,678,489
IT services: 2.19%
BM Technologies Incorporated †	1,787	5,951
Cass Information Systems Incorporated	1,575	76,151
Conduent Incorporated †	37,829	150,559
Core Scientific Incorporated †	31,144	9,315
CSG Systems International Incorporated	3,005	168,881
DigitalOcean Holdings Incorporated †	204	6,524
ESC Incorporated ♦†	6,981	0
Evertec Incorporated	3,359	123,645
ExlService Holdings Incorporated †	1,982	326,059
Flywire Corporation †	826	20,427
Grid Dynamics Holdings Incorporated †	2,807	32,702
Hackett Group Incorporated	7,380	137,563
I3 Verticals Incorporated Class A †	1,795	44,175
IBEX Holdings Limited †	6,187	172,927
Information Services Group Incorporated	29,067	153,183
International Money Express Incorporated †	8,682	221,825
Marqeta Incorporated Class A †	1,211	7,024
Maximus Incorporated	3,114	255,597
Payoneer Global Incorporated †	5,384	31,227
Perficient Incorporated †	1,822	128,998
PFSweb Incorporated	4,161	26,797
Priority Technology Holdings †	7,077	27,742
Rackspace Technology Incorporated †	8,724	20,501
Remitly Global Incorporated †	1,422	20,804
Repay Holdings Corporation †	5,548	47,047
Sabre Corporation	19,598	99,166
Solarwinds Corporation †	4,995	42,557
StoneCo Limited Class A †	7,014	59,689
TTEC Holdings Incorporated	888	35,751
Unisys Corporation †	18,066	89,969
Verra Mobility Corporation †	6,909	119,042
		2,661,798
Semiconductors & semiconductor equipment: 2.68%
ACM Research Incorporated Class A †	2,036	21,134
Alpha & Omega Semiconductor †	6,802	181,681
Ambarella Incorporated †	793	74,788
Amkor Technology Incorporated	5,508	141,886
Axcelis Technologies Incorporated †	1,772	227,773
AXT Incorporated †	7,202	31,473
Cohu Incorporated †	4,470	166,284
Diodes Incorporated †	2,553	234,085
FormFactor Incorporated †	1,425	42,893
Ichor Holdings Limited †	1,915	63,099
Impinj Incorporated †	285	37,797
Kulicke and Soffa Industries Incorporated	3,794	202,220
Macom Technology Solutions Holdings Incorporated †	2,378	162,988
Maxlinear Incorporated †	3,005	102,801
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Onto Innovation Incorporated †	2,184	$ 180,114
PDF Solutions Incorporated †	256	9,585
Photronics Incorporated †	9,608	169,293
Power Integrations Incorporated	2,877	236,633
Rambus Incorporated †	4,749	210,048
Rigetti Computing Incorporated †	22,036	16,520
Semtech Corporation †	2,286	70,432
Silicon Laboratories Incorporated †	1,054	188,171
Sitime Corporation †	394	48,915
Skywater Technology Incorporated †	1,714	22,505
Smart Global Holdings Incorporated †	6,029	100,684
Synaptics Incorporated †	1,674	196,879
Ultra Clean Holdings Incorporated †	2,841	90,514
Veeco Instruments Incorporated †	1,653	35,159
		3,266,354
Software: 5.51%
8x8 Incorporated †	11,395	60,621
A10 Networks Incorporated	10,239	155,838
ACI Worldwide Incorporated †	6,779	175,237
Adeia Incorporated	15,735	155,147
Agilysys Incorporated †	2,412	192,743
Alarm.com Holdings Incorporated †	1,348	68,519
Altair Engineering Incorporated Class A †	1,148	73,541
American Software Incorporated Class A	673	9,112
AppFolio Incorporated Class A †	1,219	160,981
Appian Corporation †	2,536	105,117
Asana Incorporated Class A †	4,081	60,358
Avaya Holdings Corporation †	4,486	54
Avepoint Incorporated †	497	2,485
Blackbaud Incorporated †	1,228	68,387
BlackLine Incorporated †	1,827	124,894
Box Incorporated Class A †	9,906	330,365
C3.ai Incorporated †	998	22,535
Cerence Incorporated †	2,685	73,515
CleanSpark Incorporated †	17,154	47,345
Clear Secure Incorporated Class A	1,865	57,330
CommVault Systems Incorporated †	3,509	206,610
Concensus Cloud Solution †	4,697	192,765
Cvent Holding Corporation †	2,215	16,081
Digital Turbine Incorporated †	10,089	108,356
Ebix Incorporated	12,125	210,733
eGain Corporation †	3,442	26,882
Envestnet Incorporated †	2,788	174,278
Everbridge Incorporated †	3,883	126,896
Greenidge Generation Holdings †	737	380
Instructure Holdings Incorporated †	375	9,664
Intapp Incorporated †	1,090	43,142
InterDigital Incorporated	1,317	96,128
IronNet Incorporated †	36,411	17,339
Kaleyra Incorporated †	1,521	1,298
LivePerson Incorporated †	4,515	45,692
LiveRamp Holdings Incorporated	1,285	30,365
LiveVox Holdings Incorporated †	31,337	71,448
Marathon Digital Holdings Incorporated †	8,806	62,523
Matterport Incorporated †	2,768	8,442
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—February 28, 2023

	Shares	Value
Software (continued)
MicroStrategy Incorporated Class A †	435	$ 114,087
Mitek Systems Incorporated †	5,132	47,728
Model N Incorporated †	4,432	147,142
N-able Incorporated †	9,547	113,036
OneSpan Incorporated †	4,805	64,964
Pagerduty Incorporated †	4,164	124,337
Powerschool Holdings Incorporated Class A †	3,792	87,026
Progress Software Corporation	3,864	221,948
PROS Holdings Incorporated †	3,785	98,751
Q2 Holdings Incorporated †	777	25,082
Qualys Incorporated †	2,324	274,581
Rapid7 Incorporated †	2,677	126,622
Rimini Street Incorporated †	30,656	131,208
Riot Blockchain Incorporated †	4,017	25,106
Sapiens International Corporation	1,804	37,198
Secureworks Corporation Class A †	5,707	43,202
Shotspotter Incorporated †	1,586	54,083
Sprout Social Incorporated Class A †	2,783	169,707
SPS Commerce Incorporated †	1,993	300,226
Telos Corporation †	17,815	68,944
Tenable Holdings Incorporated †	2,995	132,469
TeraWulf Incorporated †	77,282	49,831
Upland Software Incorporated †	2,773	16,056
Varonis Systems Incorporated †	3,755	101,685
Verint Systems Incorporated †	4,942	184,732
Viant Technology †	1,689	6,638
WM Technology Incorporated †	110,873	122,515
Workiva Incorporated †	1,816	161,987
XPERI Incorporated †	8,876	103,760
Yext Incorporated †	14,073	103,296
Zeta Global Holdings Corporation Class A †	6,556	69,559
		6,720,652
Technology hardware, storage & peripherals: 0.47%
Avid Technology Incorporated †	1,802	52,366
CompoSecure Incorporated †	2,054	14,193
Corsair Gaming Incorporated †	1,553	27,178
Diebold Nixdorf Incorporated †	40,396	130,075
Super Micro Computer Incorporated †	3,228	316,247
Xerox Holdings Corporation	2,110	34,794
		574,853
Materials: 4.29%
Chemicals: 2.16%
Advansix Incorporated	3,424	140,898
American Vanguard Corporation	3,906	81,518
Avient Corporation	2,757	120,288
Balchem Corporation	467	60,710
Cabot Corporation	2,962	235,568
Ecovyst Incorporated †	6,370	63,955
Futurefuel Corporation	5,380	47,075
Hawkins Incorporated	1,844	74,995
HB Fuller Company	2,408	167,982
Hudson Technologies Incorporated †	8,790	89,043
Ingevity Corporation	2,179	179,898
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Chemicals (continued)
Innospec Incorporated	1,170	$ 128,068
Intrepid Potash Incorporated †	2,494	78,985
Kooper Holdings Incorporated	3,364	120,734
Kronos Worldwide Incorporated	710	8,016
Livent Corporation †	5,309	124,496
LSB Industries Incorporated †	10,713	145,590
Minerals Technologies Incorporated	1,227	74,540
Orion Engineered Carbons SA	5,289	134,870
Quaker Chemical Corporation	432	84,577
Rayonier Advanced Materials †	6,355	52,111
Sensient Technologies Corporation	1,091	82,250
Stepan Company	977	101,696
Tredegar Corporation	1,296	15,060
Trinseo plc	1,376	31,896
Tronox Holdings plc Class A	5,453	85,067
Valhi Incorporated	4,074	96,513
		2,626,399
Construction materials: 0.10%
Summit Materials Incorporated Class A †	4,303	127,111
Containers & packaging: 0.27%
Cryptyde Incorporated †	86,317	14,795
Greif Incorporated Class A	1,610	114,391
Grief Incorporated Class B	255	20,981
O-I Glass Incorporated †	7,761	172,449
		322,616
Metals & mining: 1.68%
Allegheny Technologies Incorporated †	5,185	210,770
Alpha Metallurgical Resource Incorporated	1,713	287,339
Arconic Corporation †	4,688	123,951
Carpenter Technology	1,489	71,963
Century Aluminum Company †	11,263	135,944
Commercial Metals Company	6,114	316,400
Compass Minerals International Incorporated	263	10,133
Constellium SE †	6,184	98,882
Haynes International Incorporated	912	49,896
Hecla Mining Company	5,485	28,248
Kaiser Aluminum Corporation	318	25,224
Materion Corporation	530	59,190
Olympic Steel Incorporated	467	24,518
Ramaco Resources Incorporated	3,863	38,437
Ryerson Holding Corporation	4,136	148,606
Schnitzer Steel Industries Incorporated Class A	2,073	67,766
Suncoke Energy Incorporated	12,407	117,991
TimkenSteel Corporation †	6,876	125,762
Worthington Industries Incorporated	1,787	108,006
		2,049,026
Paper & forest products: 0.08%
Clearwater Paper Corporation †	425	16,401
Sylvamo Corporation	1,743	85,982
		102,383
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—February 28, 2023

	Shares	Value
Real estate: 5.63%
Equity REITs: 5.03%
Agree Realty Corporation	3,523	$ 249,358
Alexander & Baldwin Incorporated	3,282	61,275
Alexander's Incorporated	303	66,330
Apartment Investment & Management Company Class A	17,968	134,760
Apple Hospitality REIT Incorporated	11,632	192,044
Armada Hoffler Properties Incorporated	5,447	69,831
Ashford Hospitality Trust Incorporated †	9,591	47,475
Braemar Hotels & Resorts Incorporated	3,201	14,917
Broadstone Net Lease Incorporated	4,667	82,839
BRT Apartments Corporation REIT	2,692	56,990
CareTrust REIT Incorporated	3,752	73,802
CBL & Associates Properties Incorporated	3,356	85,746
Chatham Lodging Trust	3,281	40,061
City Office REIT Incorporated	4,561	38,586
Clipper Realty Incorporated	4,843	32,206
Corporate Office Properties Trust	6,743	171,474
CTO Realty Growth Incorporated REIT	663	11,656
DiamondRock Hospitality	13,926	121,435
Diversified Healthcare Trust	231,616	226,984
Empire State Realty Trust Incorporated Class A	5,178	37,748
Equity Commonwealth	5,050	107,212
Essential Properties Realty	4,955	127,641
Farmland Partners REIT Incorporated	6,732	72,167
Four Corners Property Trust Incorporated	4,231	114,872
Franklin Street Properties Corporation	22,183	53,683
Getty Realty Corporation	3,759	129,046
Gladstone Commercial Corporation	250	3,420
Global Net Lease Incorporated	2,465	34,806
Hersha Hospitality Trust	22,885	191,319
Independence Realty Trust Incorporated	3,188	57,671
Innovative Industrial Properties Incorporated	1,404	124,128
Inventrust Properties Corporation REIT	3,878	93,809
iStar Financial Incorporated	1,107	8,524
Kite Realty Group Trust	2,407	52,280
LTC Properties Incorporated	2,791	99,974
LXP Industrial Trust	9,719	101,369
National Health Investors Incorporated	2,405	132,275
New York REIT Incorporated ♦‡	4,209	30,389
One Liberty Properties Incorporated	421	9,536
Outfront Media Incorporated	8,074	140,891
Paramount Group Incorporated	6,970	36,732
Pebblebrook Hotel Trust	4,656	66,441
Philips Edison & Company Incorporated	6,551	223,324
Physicians Realty Trust	4,759	70,576
PotlatchDeltic Corporation	4,206	194,149
Retail Opportunity Investment Corporation	3,798	54,046
RLJ Lodging Trust	9,430	106,936
RPT Realty	4,609	49,408
Ryman Hospitality Properties Incorporated	2,407	223,297
Sabra Health Care REIT Incorporated	8,749	104,201
Service Properties Trust	11,640	127,807
SITE Centers Corporation	13,577	181,524
STAG Industrial Incorporated	4,872	163,894
Sunstone Hotel Investors Incorporated	17,299	182,850
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Equity REITs (continued)
Tanger Factory Outlet Centers Incorporated	8,636	$ 163,134
Terreno Realty Corporation	2,161	134,436
The Macerich Company	8,102	96,819
Uniti Group Incorporated	8,969	49,240
Universal Health Realty Income Trust	907	48,089
Urban Edge Properties	4,802	73,951
Urstadt Biddle Properties Incorporated	4,023	69,598
Veris Residential Incorporated †	2,614	42,190
Washington REIT	1,284	23,895
Whitestone REIT	5,544	52,391
Xenia Hotels & Resorts Incorporated	6,386	89,659
		6,129,116
Real estate management & development: 0.60%
American Realty Investors Incorporated †	4,100	96,883
Compass Incorporated Class A †	5,757	20,783
Cushman & Wakefield plc †	6,009	77,756
DigitalBridge Group Incorporated	2,113	25,927
eXp World Holdings Incorporated	5,339	64,495
Forestar Group Incorporated †	2,634	37,587
Kennedy Wilson Holdings Incorporated	106	1,771
Marcus & Millichap Incorporated	582	20,003
Newmark Group Incorporated Class A	6,161	49,411
Realogy Holdings Corporation †	11,431	66,185
The RMR Group Incorporated Class A	4,356	122,578
Transcontinental Realty Investors †	3,394	148,012
		731,391
Utilities: 2.63%
Electric utilities: 0.44%
Allete Incorporated	2,195	134,312
MGE Energy Incorporated	683	48,343
Otter Tail Corporation	2,061	146,104
Portland General Electric Company	3,497	167,157
Via Renewables Incorporated	6,804	39,871
		535,787
Gas utilities: 0.92%
Brookfield Infrastructure Corporation Class A	3,141	135,723
Chesapeake Utilities Corporation	434	55,591
New Jersey Resources Corporation	5,611	286,329
Northwest Natural Holding Company	2,202	106,445
ONE Gas Incorporated	2,456	196,873
Southwest Gas Holdings Incorporated	2,374	149,586
Spire Incorporated	2,731	192,262
		1,122,809
Independent power & renewable electricity producers: 0.56%
Clearway Energy Incorporated Class A	7,147	212,337
Clearway Energy Incorporated Class C	6,391	200,741
Montauk Renewables Incorporated †	3,923	38,681
Ormat Technologies Incorporated	2,343	198,030
Sunnova Energy International Incorporated †	2,026	36,022
		685,811
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—February 28, 2023

	Shares	Value
Multi-utilities: 0.37%
Avista Corporation	2,774	$ 114,067
Black Hills Corporation	2,420	148,612
Northwestern Corporation	2,152	124,343
Unitil Corporation	1,205	65,456
		452,478
Water utilities: 0.34%
American States Water Company	1,278	114,125
Artesian Resources Corporation Class A	1,066	60,048
California Water Service Group	1,988	113,793
Middlesex Water Company	310	23,715
SJW Corporation	1,258	96,162
		407,843
Total Common stocks (Cost $107,408,254)		118,183,178

	Expiration date
Warrants: 0.00%
Industrials: 0.00%
Aerospace & defense: 0.00%
Triumph Group Incorporated †	12-19-2023	2,060	1,566
Total Warrants (Cost $0)			1,566

		Yield	Shares
Short-term investments: 2.56%
Investment companies: 2.56%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	3,122,623	3,122,623
Total Short-term investments (Cost $3,122,623)				3,122,623
Total investments in securities (Cost $110,530,877)	99.52%			121,307,367
Other assets and liabilities, net	0.48			582,546
Total net assets	100.00%			$121,889,913

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2023

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,940,136	$94,639,698	$(96,457,211)	$0	$0	$3,122,623	3,122,623	$95,377
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	35	3-17-2023	$3,396,945	$3,323,425	$0	$(73,520)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $107,408,254)	$ 118,184,744
Investments in affiliated securities, at value (cost $3,122,623)	3,122,623
Cash	53
Cash at broker segregated for futures contracts	498,800
Receivable for dividends	118,606
Receivable for daily variation margin on open futures contracts	1,115
Prepaid expenses and other assets	9,231
Total assets	121,935,172
Liabilities
Custody and accounting fees payable	31,452
Advisory fee payable	5,383
Interest holder report expenses payable	3,787
Professional fees payable	2,789
Trustees’ fees and expenses payable	1,848
Total liabilities	45,259
Total net assets	$121,889,913
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Dividends (net of foreign withholdings taxes of $4,205)	$ 1,838,513
Income from affiliated securities	95,377
Total investment income	1,933,890
Expenses
Advisory fee	199,990
Custody and accounting fees	30,353
Professional fees	56,659
Interest holder report expenses	15,686
Trustees’ fees and expenses	22,179
Other fees and expenses	21,703
Total expenses	346,570
Less: Fee waivers and/or expense reimbursements	(138,581)
Net expenses	207,989
Net investment income	1,725,901
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(467,468)
Futures contracts	(75,110)
Net realized losses on investments	(542,578)
Net change in unrealized gains (losses) on
Unaffiliated securities	(9,960,510)
Futures contracts	(278,130)
Net change in unrealized gains (losses) on investments	(10,238,640)
Net realized and unrealized gains (losses) on investments	(10,781,218)
Net decrease in net assets resulting from operations	$ (9,055,317)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  33

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 1,725,901	$ 1,619,069
Net realized gains (losses) on investments	(542,578)	49,133,871
Net change in unrealized gains (losses) on investments	(10,238,640)	(54,692,921)
Net decrease in net assets resulting from operations	(9,055,317)	(3,939,981)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	37,991,254	57,032,871
Withdrawals	(99,015,425)	(70,491,112)
Net decrease in net assets resulting from capital transactions	(61,024,171)	(13,458,241)
Total decrease in net assets	(70,079,488)	(17,398,222)
Net assets
Beginning of period	191,969,401	209,367,623
End of period	$121,889,913	$191,969,401
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(5.83)%	(2.87)%	43.18%	(5.94)%	7.05%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.22%	0.22%	0.23%	0.21%
Net expenses	0.16% *	0.16% *	0.16% *	0.18%	0.19%
Net investment income	1.29%	0.77%	1.02%	1.35%	1.29%
Supplemental data
Portfolio turnover rate	67%	92%	98%	40%	37%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  35

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

36  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $112,000,511 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 21,244,555
Gross unrealized losses	(12,011,219)
Net unrealized gains	$ 9,233,336
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  37

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 3,760,181	$ 0	$ 7,490	$ 3,767,671
Consumer discretionary	12,696,919	0	0	12,696,919
Consumer staples	4,068,908	0	0	4,068,908
Energy	6,522,653	0	0	6,522,653
Financials	18,532,555	0	0	18,532,555
Health care	21,377,534	0	225,224	21,602,758
Industrials	17,931,827	0	0	17,931,827
Information technology	17,767,117	0	0	17,767,117
Materials	5,227,535	0	0	5,227,535
Real estate	6,830,118	0	30,389	6,860,507
Utilities	3,204,728	0	0	3,204,728
Warrants
Industrials	0	1,566	0	1,566
Short-term investments
Investment companies	3,122,623	0	0	3,122,623
Total assets	$121,042,698	$1,566	$263,103	$121,307,367
Liabilities
Futures contracts	$ 73,520	$ 0	$ 0	$ 73,520
Total liabilities	$ 73,520	$ 0	$ 0	$ 73,520
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of

38  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements
Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $86,575,436 and $143,626,763, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $5,284,925 in long futures contracts during the year ended February 28, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  39

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

40  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  41

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

42  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  43

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

44  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring High Yield Corporate
Bond Portfolio

Allspring High Yield Corporate Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Brian Prucyk, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡
Ten largest holdings (%) as of February 28, 2023[1]
Vermilion Energy Incorporated , 6.88%, 5-1-2030	1.66
Triumph Group Incorporated , 7.75%, 8-15-2025	1.62
Davita Incorporated, 4.63%, 6-1-2030	1.52
Bombardier Incorporated , 7.13%, 6-15-2026	1.48
Tenet Healthcare Corporation, 4.88%, 1-1-2026	1.47
NCL Corporation Limited, 3.63%, 12-15-2024	1.45
HUB International Limited, 7.00%, 5-1-2026	1.45
Six Flags Entertainment Company, 4.88%, 7-31-2024	1.45
KAR Auction Services Incorporated, 5.13%, 6-1-2025	1.43
Univision Communications Incorporated, 5.13%, 2-15-2025	1.43
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 28, 2023[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Portfolio and not to the Portfolio itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

†	The Bloomberg U.S. High Yield 2% Issuer Capped Bond Index is composed of fixed-rate, publicly issued, non-investment-grade debt with at least one year remaining to maturity as well as an outstanding par value of $100 million. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.71%
Communication services: 16.87%
Diversified telecommunication services: 1.86%
Level 3 Financing Incorporated 144A	3.75%	7-15-2029	$200,000	$ 125,722
Lumen Technologies Incorporated 144A	4.50	1-15-2029	240,000	126,840
				252,562
Media: 13.72%
CCO Holdings LLC 144A	4.50	6-1-2033	80,000	62,240
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	165,000	136,929
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	173,994
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	114,546
DIRECTV Financing LLC 144A	5.88	8-15-2027	190,000	169,864
DISH DBS Corporation	7.75	7-1-2026	250,000	194,063
Gray Television Incorporated 144A	4.75	10-15-2030	205,000	150,302
iHeartCommunications Incorporated	8.38	5-1-2027	220,000	193,600
Lamar Media Corporation	3.75	2-15-2028	200,000	177,042
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	163,508
QVC Incorporated	4.75	2-15-2027	210,000	134,400
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	194,720
				1,865,208
Wireless telecommunication services: 1.29%
Frontier Communications 144A	5.00	5-1-2028	200,000	175,500
Consumer discretionary: 16.52%
Auto components: 4.02%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	189,500
Dana Incorporated	5.63	6-15-2028	200,000	181,000
The Goodyear Tire & Rubber Company	5.25	4-30-2031	205,000	175,788
				546,288
Automobiles: 1.39%
Ford Motor Company	4.75	1-15-2043	260,000	189,617
Hotels, restaurants & leisure: 7.80%
Carnival Corporation 144A	5.75	3-1-2027	195,000	160,415
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	183,500
MGM Resorts International	4.63	9-1-2026	154,000	143,461
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	197,211
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	205,000	178,678
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	196,500
				1,059,765
Specialty retail: 2.66%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	179,000
Staples Incorporated 144A	7.50	4-15-2026	205,000	182,450
				361,450
Textiles, apparel & luxury goods: 0.65%
WESCO Aircraft Holdings 144A	8.50	11-15-2024	195,000	87,750
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Consumer staples: 2.64%
Food & staples retailing: 1.39%
Performance Food Group Company 144A	5.50%	10-15-2027	$200,000	$ 189,658
Household products: 1.25%
Energizer Holdings Incorporated 144A	4.38	3-31-2029	200,000	169,553
Energy: 11.40%
Energy equipment & services: 1.41%
USA Compression Partners LP	6.88	4-1-2026	200,000	191,678
Oil, gas & consumable fuels: 9.99%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	187,750
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	175,622
EQM Midstream Partners LP	5.50	7-15-2028	200,000	178,500
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	188,000
Occidental Petroleum Corporation	7.88	9-15-2031	90,000	97,741
Range Resources Corporation	4.88	5-15-2025	100,000	97,560
SM Energy Company	6.75	9-15-2026	200,000	192,959
Sunoco LP	4.50	5-15-2029	200,000	175,523
Weatherford International Limited 144A	11.00	12-1-2024	63,000	64,435
				1,358,090
Financials: 8.95%
Capital markets: 1.30%
MSCI Incorporated 144A	4.00	11-15-2029	200,000	177,020
Consumer finance: 2.55%
Navient Corporation	5.50	3-15-2029	200,000	169,232
OneMain Finance Corporation	5.38	11-15-2029	210,000	176,828
				346,060
Diversified financial services: 2.28%
CHS Incorporation 144A	4.75	2-15-2031	210,000	162,225
Compass Group Diversified Holdings LLC 144A	5.25	4-15-2029	170,000	148,178
				310,403
Insurance: 2.82%
Acrisure LLC 144A	7.00	11-15-2025	200,000	186,901
HUB International Limited 144A	7.00	5-1-2026	200,000	196,608
				383,509
Health care: 8.23%
Health care equipment & supplies: 1.35%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	184,000
Health care providers & services: 5.58%
Davita Incorporated 144A	4.63	6-1-2030	250,000	206,043
Encompass Health Corporation	4.63	4-1-2031	220,000	188,111
MPT Operating Partnership LP	5.00	10-15-2027	200,000	164,098
Tenet Healthcare Corporation	4.88	1-1-2026	210,000	200,001
				758,253
The accompanying notes are an integral part of these financial statements.

4  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.30%
Organon Finance 1 LLC 144A	4.13%	4-30-2028	$200,000	$ 176,540
Industrials: 7.19%
Aerospace & defense: 3.05%
TransDigm Group Incorporated	6.38	6-15-2026	200,000	193,966
Triumph Group Incorporated	7.75	8-15-2025	230,000	220,225
				414,191
Airlines: 2.71%
Delta Air Lines Incorporated	3.75	10-28-2029	210,000	180,119
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	188,236
				368,355
Commercial services & supplies: 1.43%
KAR Auction Services Incorporated 144A	5.13	6-1-2025	200,000	194,941
Information technology: 1.19%
IT services: 1.19%
Block Incorporated	3.50	6-1-2031	200,000	161,580
Materials: 2.63%
Chemicals: 1.34%
Chemours Company	5.38	5-15-2027	200,000	182,130
Metals & mining: 1.29%
Novelis Corporation 144A	4.75	1-30-2030	200,000	175,702
Real estate: 3.61%
Equity REITs: 1.18%
Service Properties Trust Company	4.38	2-15-2030	210,000	160,461
Real estate management & development: 2.43%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	167,500
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	162,565
				330,065
Utilities: 2.48%
Gas utilities: 1.33%
Ferellgas Partners LP 144A	5.38	4-1-2026	200,000	180,047
Independent power & renewable electricity producers: 1.15%
Calpine Corporation 144A	5.00	2-1-2031	190,000	156,338
Total Corporate bonds and notes (Cost $12,737,187)				11,106,714
Yankee corporate bonds and notes: 16.08%
Communication services: 4.98%
Diversified telecommunication services: 1.08%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	146,097
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Media: 2.62%
Videotron Limited 144A	5.13%	4-15-2027	$200,000	$ 187,000
Ziggo BV 144A	4.88	1-15-2030	200,000	169,219
				356,219
Wireless telecommunication services: 1.28%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	174,300
Consumer discretionary: 2.79%
Auto components: 1.36%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	185,092
Hotels, restaurants & leisure: 1.43%
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	194,314
Energy: 1.66%
Oil, gas & consumable fuels: 1.66%
Vermilion Energy Incorporated 144A	6.88	5-1-2030	255,000	224,994
Financials: 2.52%
Diversified financial services: 2.52%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	177,972
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	165,184
				343,156
Health care: 0.07%
Pharmaceuticals: 0.07%
Endo Limited 144A	6.00	6-30-2028	145,000	9,436
Industrials: 1.48%
Aerospace & defense: 1.48%
Bombardier Incorporated 144A	7.13	6-15-2026	205,000	201,297
Information technology: 1.28%
Technology hardware, storage & peripherals: 1.28%
Seagate HDD	4.13	1-15-2031	210,000	174,235
Utilities: 1.30%
Independent power & renewable electricity producers: 1.30%
Atlantica Sustainable Infrastructure plc 144A	4.13	6-15-2028	200,000	176,517
Total Yankee corporate bonds and notes (Cost $2,561,227)				2,185,657

The accompanying notes are an integral part of these financial statements.

6  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

		Yield	Shares	Value
Short-term investments: 0.65%
Investment companies: 0.65%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	87,750	$ 87,750
Total Short-term investments (Cost $87,750)				87,750
Total investments in securities (Cost $15,386,164)	98.44%			13,380,121
Other assets and liabilities, net	1.56			212,650
Total net assets	100.00%			$13,592,771

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,168,782	$13,313,215	$(14,394,247)	$0	$0	$87,750	87,750	$7,641
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  7

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $15,298,414)	$ 13,292,371
Investments in affiliated securities, at value (cost $87,750)	87,750
Receivable for interest	221,982
Receivable from adviser	5,729
Prepaid expenses and other assets	332
Total assets	13,608,164
Liabilities
Professional fees payable	6,101
Interest holder report expenses payable	4,381
Custody and accounting fees payable	4,138
Trustees’ fees and expenses payable	348
Accrued expenses and other liabilities	425
Total liabilities	15,393
Total net assets	$13,592,771
The accompanying notes are an integral part of these financial statements.

8  |  Allspring High Yield Corporate Bond Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Interest	$ 1,080,504
Income from affiliated securities	7,641
Total investment income	1,088,145
Expenses
Advisory fee	47,533
Custody and accounting fees	9,345
Professional fees	86,209
Interest holder report expenses	15,648
Trustees’ fees and expenses	22,179
Other fees and expenses	4,290
Total expenses	185,204
Less: Fee waivers and/or expense reimbursements	(133,869)
Net expenses	51,335
Net investment income	1,036,810
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,802,294)
Net change in unrealized gains (losses) on investments	(811,771)
Net realized and unrealized gains (losses) on investments	(2,614,065)
Net decrease in net assets resulting from operations	$(1,577,255)
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  9

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 1,036,810	$ 2,227,495
Net realized gains (losses) on investments	(1,802,294)	791,670
Net change in unrealized gains (losses) on investments	(811,771)	(2,625,377)
Net increase (decrease) in net assets resulting from operations	(1,577,255)	393,788
Capital transactions
Transactions in investors’ beneficial interests
Contributions	4,418,836	6,966,904
Withdrawals	(23,419,375)	(23,301,894)
Net decrease in net assets resulting from capital transactions	(19,000,539)	(16,334,990)
Total decrease in net assets	(20,577,794)	(15,941,202)
Net assets
Beginning of period	34,170,565	50,111,767
End of period	$ 13,592,771	$ 34,170,565
The accompanying notes are an integral part of these financial statements.

10  |  Allspring High Yield Corporate Bond Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(5.28)%	(0.21)%	6.34%	3.97%	3.70%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.53%	0.35%	0.42%	0.34%
Net expenses	0.27% *	0.27% *	0.27% *	0.30%	0.32%
Net investment income	5.45%	4.64%	5.54%	5.54%	6.06%
Supplemental data
Portfolio turnover rate	34%	73%	169%	52%	47%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.70%
Year ended February 28, 2022	0.26%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  11

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Corporate Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

12  |  Allspring High Yield Corporate Bond Portfolio

Notes to financial statements
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $15,405,507 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 101,053
Gross unrealized losses	(2,126,439)
Net unrealized losses	$(2,025,386)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 11,106,714	$0	$ 11,106,714
Yankee corporate bonds and notes	0	2,185,657	0	2,185,657
Short-term investments
Investment companies	87,750	0	0	87,750
Total assets	$87,750	$13,292,371	$0	$13,380,121
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210

Allspring High Yield Corporate Bond Portfolio  |  13

Notes to financial statements
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $6,314,584 and $22,688,556, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

14  |  Allspring High Yield Corporate Bond Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Corporate Bond Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring High Yield Corporate Bond Portfolio  |  15

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16  |  Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring High Yield Corporate Bond Portfolio  |  17

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

18  |  Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring High Yield Corporate Bond Portfolio  |  19

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring Investment Grade
Corporate Bond Portfolio

  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Mark Clegg, CFA®‡, Brian Prucyk, Janet S. Rilling, CFA®‡
Ten largest holdings (%) as of February 28, 2023[1]
Eaton Corporation plc, 4.15%, 3-15-2033	0.97
JPMorgan Chase & Company, 2.96%, 5-13-2031	0.96
Boston Scientific Corporation, 1.90%, 6-1-2025	0.93
John Deere Capital Corporation, 0.45%, 6-7-2024	0.92
Johnson & Johnson, 4.38%, 12-5-2033	0.91
Air Lease Corporation, 2.30%, 2-1-2025	0.89
National Australia Bank Limited, 2.50%, 7-12-2026	0.88
Toronto Dominion Bank, 3.63%, 9-15-2031	0.88
Walt Disney Company, 2.65%, 1-13-2031	0.87
SVB Financial Group, 1.80%, 10-28-2026	0.87
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.82%
Communication services: 6.48%
Diversified telecommunication services: 1.75%
AT&T Incorporated	3.50%	9-15-2053	$360,000	$ 247,135
AT&T Incorporated	3.65	9-15-2059	340,000	230,263
AT&T Incorporated	3.80	12-1-2057	235,000	164,985
Verizon Communications	3.00	11-20-2060	370,000	222,769
Verizon Communications	3.15	3-22-2030	680,000	595,422
				1,460,574
Entertainment: 0.87%
Walt Disney Company	2.65	1-13-2031	855,000	728,231
Interactive media & services: 0.76%
Alphabet Incorporated	2.25	8-15-2060	385,000	223,312
META Platforms Incorporated	4.45	8-15-2052	495,000	410,474
				633,786
Media: 2.21%
CBS Corporation	4.85	7-1-2042	140,000	104,790
Charter Communications Operating LLC	3.85	4-1-2061	165,000	97,176
Charter Communications Operating LLC	6.48	10-23-2045	245,000	221,663
Comcast Corporation	2.35	1-15-2027	210,000	190,280
Comcast Corporation	2.89	11-1-2051	475,000	307,607
Comcast Corporation	2.99	11-1-2063	285,000	174,177
Discovery Communications LLC	3.95	3-20-2028	400,000	365,293
Discovery Communications LLC	4.00	9-15-2055	1,000	647
Magallanes Incorporated 144A	5.14	3-15-2052	225,000	176,378
Time Warner Cable LLC	4.50	9-15-2042	270,000	201,485
				1,839,496
Wireless telecommunication services: 0.89%
T-Mobile USA Incorporated	3.60	11-15-2060	295,000	196,050
T-Mobile USA Incorporated	3.75	4-15-2027	580,000	545,279
				741,329
Consumer discretionary: 4.54%
Automobiles: 0.20%
General Motors Company	6.25	10-2-2043	175,000	164,822
Diversified consumer services: 0.19%
Ford Foundation	2.82	6-1-2070	260,000	158,782
Hotels, restaurants & leisure: 1.24%
GLP Capital LP	5.30	1-15-2029	120,000	113,507
McDonald's Corporation	4.60	9-9-2032	460,000	443,121
Starbucks Corporation	4.00	11-15-2028	500,000	474,140
				1,030,768
Household durables: 0.10%
Whirlpool Corporation	4.00	3-1-2024	87,000	85,723
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail: 1.10%
Amazon.com Incorporated	1.00%	5-12-2026	$615,000	$ 544,484
Amazon.com Incorporated	3.95	4-13-2052	280,000	235,083
eBay Incorporated	4.00	7-15-2042	175,000	138,907
				918,474
Multiline retail: 0.24%
Target Corporation	3.63	4-15-2046	250,000	198,152
Specialty retail: 1.40%
Home Depot Inc	4.88	2-15-2044	225,000	214,243
Lowe's Companies Incorporated	4.45	4-1-2062	130,000	101,838
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	285,758
TJX Companies Incorporated	3.88	4-15-2030	600,000	564,273
				1,166,112
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	3.63	5-1-2043	70,000	57,387
Consumer staples: 5.65%
Beverages: 2.58%
Anheuser-Busch InBev Worldwide Incorporated	4.60	6-1-2060	105,000	91,030
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	295,000	270,596
Anheuser-Busch InBev Worldwide Incorporated	5.80	1-23-2059	75,000	77,545
Coca Cola Company	2.75	6-1-2060	280,000	185,097
Constellation Brands Incorporated	3.15	8-1-2029	300,000	263,134
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	679,247
Molson Coors Beverage	3.00	7-15-2026	635,000	587,405
				2,154,054
Food & staples retailing: 0.19%
The Kroger Company	5.00	4-15-2042	175,000	158,204
Food products: 1.43%
Kraft Heinz Food Company	5.50	6-1-2050	180,000	172,607
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	72,873
Mondelez International	2.75	4-13-2030	440,000	378,215
Pilgrims Pride Corporation	3.50	3-1-2032	370,000	285,919
Tyson Foods Incorporated	4.35	3-1-2029	300,000	284,558
				1,194,172
Household products: 0.20%
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	162,610
Personal products: 0.18%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	149,445
Tobacco: 1.07%
Altria Group Incorporated	4.50	5-2-2043	175,000	133,560
BAT Capital Corporation	4.54	8-15-2047	140,000	100,458
Philip Morris International Incorporated	3.25	11-10-2024	210,000	203,246
Philip Morris International Incorporated	4.50	3-20-2042	140,000	116,987
Reynolds American Incorporated	4.45	6-12-2025	350,000	340,577
				894,828
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Energy: 6.28%
Energy equipment & services: 0.92%
Baker Hughes LLC	3.34%	12-15-2027	$670,000	$ 618,478
Halliburton Company	4.50	11-15-2041	175,000	146,171
				764,649
Oil, gas & consumable fuels: 5.36%
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	190,213
ConocoPhillips Company	5.90	10-15-2032	175,000	187,081
Consolidated Edison Company of New York Incorporated	4.13	5-15-2049	370,000	299,582
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	131,753
Energy Transfer Partners LP	5.00	5-15-2050	255,000	208,957
Energy Transfer Partners LP	5.95	10-1-2043	140,000	130,219
Enterprise Products Operating LLC	5.35	1-31-2033	335,000	334,792
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	137,514
Exxon Mobil Corporation	2.71	3-6-2025	345,000	329,618
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	149,589
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	189,685
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	68,346
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	355,546
ONEOK Incorporated	4.55	7-15-2028	500,000	475,011
Phillips 66	4.65	11-15-2034	140,000	130,649
Plains All American Pipeline LP	3.60	11-1-2024	210,000	203,202
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	390,422
Spectra Energy Partners LP	3.38	10-15-2026	300,000	279,838
Williams Partners LP	6.30	4-15-2040	273,000	280,057
				4,472,074
Financials: 21.40%
Banks: 7.81%
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	630,000	488,318
Bank of America Corporation (U.S. SOFR +1.56%) ±	2.97	7-21-2052	125,000	81,970
Bank of America Corporation (3 Month LIBOR +3.15%) ±	4.08	3-20-2051	380,000	305,091
Citigroup Incorporated (U.S. SOFR +0.69%) ±	2.01	1-25-2026	375,000	349,717
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	155,000	124,461
Citigroup Incorporated (U.S. SOFR 3 Month +1.65%) ±	3.67	7-24-2028	325,000	301,073
Citigroup Incorporated (U.S. SOFR +1.94%) ±	3.79	3-17-2033	170,000	147,791
Citizens Financial Group (5 Year Treasury Constant Maturity +2.50%) ±	4.30	2-11-2031	200,000	183,604
Compass Bank	3.88	4-10-2025	250,000	242,319
Deutsche Bank	1.69	3-19-2026	150,000	134,632
Discover Bank	4.25	3-13-2026	250,000	240,043
Fifth Third Bancorp	2.25	2-1-2027	250,000	224,938
Fifth Third Bancorp	3.95	3-14-2028	400,000	379,226
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	950,000	797,815
JPMorgan Chase & Company	6.40	5-15-2038	110,000	120,417
Key Bank NA	3.30	6-1-2025	250,000	239,319
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	339,952
SVB Financial Group	1.80	10-28-2026	835,000	727,932
Truist Bank	3.30	5-15-2026	600,000	562,084
US Bancorp	2.38	7-22-2026	190,000	174,264
US Bancorp	3.60	9-11-2024	350,000	341,619
				6,506,585
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Capital markets: 4.49%
Ares Capital Corporation	3.20%	11-15-2031	$240,000	$ 183,095
Bain Capital Specialty Finance	2.55	10-13-2026	185,000	159,118
BlackRock Incorporated	3.25	4-30-2029	435,000	401,382
Goldman Sachs Group Incorporated (3 Month LIBOR +1.16%) ±	3.81	4-23-2029	415,000	380,931
Goldman Sachs Group Incorporated (3 Month LIBOR +1.43%) ±	4.41	4-23-2039	125,000	108,735
Goldman Sachs Group Incorporated	4.75	10-21-2045	360,000	322,294
Intercontinental Exchange	3.75	9-21-2028	500,000	469,378
Morgan Stanley (U.S. SOFR +1.36%) ±	2.48	9-16-2036	385,000	287,215
Morgan Stanley	4.30	1-27-2045	290,000	249,238
Northern Trust Corporation	3.95	10-30-2025	175,000	169,256
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	93,534
Prospect Capital Corporation	3.71	1-22-2026	160,000	144,086
The Charles Schwab Corporation	3.63	4-1-2025	140,000	135,674
The Charles Schwab Corporation	4.63	3-22-2030	650,000	635,557
				3,739,493
Consumer finance: 3.18%
American Express Company (U.S. SOFR +1.76%) ±	4.42	8-3-2033	590,000	551,914
American Honda Finance Corporation	2.90	2-16-2024	200,000	195,208
Capital One Financial Corporation	3.75	7-28-2026	525,000	493,241
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	194,170
General Motors Financial Company Incorporated	5.65	1-17-2029	140,000	136,946
John Deere Capital Corporation	0.45	6-7-2024	810,000	762,750
John Deere Capital Corporation	0.63	9-10-2024	190,000	177,624
Synchrony Financial	3.95	12-1-2027	150,000	136,358
				2,648,211
Diversified financial services: 1.33%
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	240,000	257,383
Berkshire Hathaway Incorporated	3.13	3-15-2026	565,000	539,686
Blackstone Private Credit Fund	3.25	3-15-2027	215,000	185,137
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	126,515
				1,108,721
Insurance: 3.59%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	115,000	111,039
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	193,000
Aon Corporation	6.25	9-30-2040	70,000	72,634
Arch Capital Group Limited	5.14	11-1-2043	147,000	133,628
Chubb Corporation	6.00	5-11-2037	196,000	210,335
Loews Corporation	4.13	5-15-2043	140,000	115,929
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	195,059
Marsh & McLennan Company Incorporated	3.88	3-15-2024	200,000	196,640
Marsh & McLennan Company Incorporated	4.90	3-15-2049	110,000	101,592
MetLife Incorporated	6.38	6-15-2034	196,000	218,981
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	134,403
Progressive Corporation	6.25	12-1-2032	252,000	275,197
Progressive Corporation	7.75	3-1-2031	365,000	411,403
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	171,516
Prudential Financial Incorporated	5.75	7-15-2033	350,000	367,470
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	87,342
				2,996,168
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 1.00%
Ventas Realty LP	3.50%	2-1-2025	$400,000	$ 384,059
Ventas Realty LP	4.40	1-15-2029	485,000	451,273
				835,332
Health care: 8.51%
Biotechnology: 1.82%
AbbVie Incorporated	4.85	6-15-2044	475,000	431,830
Amgen Incorporated	4.40	2-22-2062	225,000	180,156
Biogen Incorporated	2.25	5-1-2030	700,000	566,728
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	334,249
				1,512,963
Health care equipment & supplies: 1.43%
Abbott Laboratories	6.15	11-30-2037	166,000	185,183
Boston Scientific Corporation	1.90	6-1-2025	835,000	776,068
Catholic Health Initiatives	4.35	11-1-2042	175,000	147,539
Stryker Corporation	4.63	3-15-2046	95,000	84,366
				1,193,156
Health care providers & services: 3.15%
Aetna Incorporated	4.50	5-15-2042	105,000	90,817
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	145,371
Ascension Healthcare Company	3.95	11-15-2046	95,000	80,745
Baptist Health South Florida	3.12	11-15-2071	295,000	179,903
CIGNA Corporation Company	4.80	7-15-2046	210,000	185,468
CVS Health Corporation	5.05	3-25-2048	585,000	525,038
HCA Incorporated 144A	4.38	3-15-2042	180,000	144,243
HCA Incorporated 144A	4.63	3-15-2052	315,000	247,823
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	258,904
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	172,802
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	259,904
UnitedHealth Group Incorporated	5.88	2-15-2053	120,000	129,445
WellPoint Incorporated	5.85	1-15-2036	200,000	205,058
				2,625,521
Pharmaceuticals: 2.11%
Bristol-Myers Squibb Company	3.90	3-15-2062	175,000	136,940
Eli Lilly & Company	2.75	6-1-2025	70,000	66,520
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	215,987
Johnson & Johnson	4.38	12-5-2033	770,000	760,641
Merck & Company Incorporated	2.75	2-10-2025	380,000	364,508
Zoetis Incorporated	4.70	2-1-2043	240,000	216,473
				1,761,069
Industrials: 5.59%
Aerospace & defense: 1.07%
Lockheed Martin Corporation	6.15	9-1-2036	122,000	132,775
Northrop Grumman Corporation	5.05	11-15-2040	70,000	67,027
Precision Castparts Corporation	3.90	1-15-2043	140,000	118,225
Textron Incorporated	4.30	3-1-2024	140,000	138,331
The Boeing Company	2.60	10-30-2025	120,000	111,246
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Aerospace & defense (continued)
The Boeing Company	5.88%	2-15-2040	$186,000	$ 181,373
The Boeing Company	5.93	5-1-2060	155,000	144,742
				893,719
Air freight & logistics: 0.27%
United Parcel Service Incorporated	6.20	1-15-2038	206,000	227,770
Airlines: 0.36%
American Airlines Incorporated	3.20	12-15-2029	198,582	177,127
United Airlines Incorporated	4.30	2-15-2027	132,981	127,098
				304,225
Chemicals: 0.20%
Celanese U.S Holdings LLC	1.40	8-5-2026	200,000	170,419
Electrical equipment: 1.09%
Eaton Corporation plc	4.15	3-15-2033	875,000	806,176
Rockwell Automation Incorporated	2.80	8-15-2061	160,000	98,530
				904,706
Food products: 0.17%
JBS USA 144A	5.75	4-1-2033	155,000	144,572
Industrial conglomerates: 0.18%
Honeywell International Incorporated	3.81	11-21-2047	175,000	146,304
Machinery: 0.17%
Dover Corporation	5.38	10-15-2035	140,000	139,198
Road & rail: 0.42%
CSX Corporation	4.25	11-1-2066	140,000	109,590
Norfolk Southern Corporation	5.10	12-31-2049	80,000	68,343
Union Pacific Corporation	3.80	4-6-2071	230,000	168,211
				346,144
Trading companies & distributors: 1.43%
Air Lease Corporation	2.30	2-1-2025	795,000	742,115
Air Lease Corporation	3.25	3-1-2025	200,000	189,792
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	257,725
				1,189,632
Transportation infrastructure: 0.23%
Burlington Northern Santa Fe LLC	2.88	6-15-2052	285,000	191,095
Information technology: 9.12%
Communications equipment: 0.39%
Cisco Systems Incorporated	2.95	2-28-2026	340,000	322,016
Electronic equipment, instruments & components: 0.72%
Corning Incorporated	5.45	11-15-2079	215,000	190,506
Dell International LLC	6.10	7-15-2027	230,000	236,339
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	172,344
				599,189
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
IT services: 2.15%
Fiserv Incorporated	3.85%	6-1-2025	$210,000	$ 202,189
IBM Corporation	3.00	5-15-2024	300,000	291,656
Mastercard Incorporated	3.50	2-26-2028	400,000	378,784
Mastercard Incorporated	3.95	2-26-2048	140,000	120,793
Visa Incorporated	2.75	9-15-2027	300,000	277,299
Visa Incorporated	2.05	4-15-2030	475,000	401,441
Western Union Company	6.20	11-17-2036	122,000	120,095
				1,792,257
Semiconductors & semiconductor equipment: 2.16%
Applied Materials Incorporated	5.85	6-15-2041	380,000	406,434
Broadcom Incorporated 144A	3.14	11-15-2035	170,000	125,320
Broadcom Incorporated	4.15	11-15-2030	325,000	292,589
Intel Corporation	2.60	5-19-2026	220,000	204,208
Intel Corporation	4.25	12-15-2042	175,000	146,553
Intel Corporation	5.70	2-10-2053	395,000	385,984
Qualcomm Incorporated	1.65	5-20-2032	315,000	241,146
				1,802,234
Software: 2.65%
Microsoft Corporation	2.68	6-1-2060	525,000	340,191
Microsoft Corporation	2.88	2-6-2024	240,000	234,792
Microsoft Corporation	3.04	3-17-2062	180,000	126,081
Microsoft Corporation	5.20	6-1-2039	77,000	81,314
Oracle Corporation	3.40	7-8-2024	110,000	107,058
Oracle Corporation	3.85	4-1-2060	215,000	143,307
Oracle Corporation	3.95	3-25-2051	460,000	330,410
Salesforce.com Incorporated	3.05	7-15-2061	245,000	157,097
Salesforce.com Incorporated	3.70	4-11-2028	200,000	190,534
Vmware Incorporated	4.65	5-15-2027	520,000	501,845
				2,212,629
Technology hardware, storage & peripherals: 1.05%
Apple Incorporated	2.80	2-8-2061	155,000	99,432
Apple Incorporated	2.85	8-5-2061	440,000	285,851
Apple Incorporated	3.95	8-8-2052	185,000	157,598
Apple Incorporated	4.65	2-23-2046	350,000	333,234
				876,115
Materials: 1.86%
Chemicals: 1.15%
Dow Chemical Corporation	2.10	11-15-2030	750,000	605,516
DuPont de Nemours Incorporated	5.42	11-15-2048	140,000	134,109
Eastman Chemical Company	4.80	9-1-2042	140,000	121,439
LYB International Finance III LLC	3.80	10-1-2060	150,000	100,175
				961,239
Metals & mining: 0.71%
Freeport-McMoRan Incorporated	4.25	3-1-2030	325,000	294,330
Newmont Mining Corporation	2.60	7-15-2032	370,000	294,961
				589,291
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Real estate: 5.64%
Equity REITs: 5.64%
ACE INA Holdings Incorporated	3.35%	5-15-2024	$350,000	$ 341,940
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	615,000	591,714
Boston Properties LP	2.75	10-1-2026	500,000	451,263
Boston Properties LP	3.80	2-1-2024	300,000	294,743
Equinix Incorporated	1.55	3-15-2028	775,000	644,754
HCP Incorporated	6.75	2-1-2041	95,000	100,391
Health Care REIT Incorporated	4.00	6-1-2025	210,000	202,995
Kimco Realty Corporation	2.80	10-1-2026	350,000	319,707
Prologis LP	1.25	10-15-2030	885,000	678,661
Realty Income Corporation	4.88	6-1-2026	119,000	117,889
Simon Property Group LP	3.30	1-15-2026	410,000	388,958
Simon Property Group LP	3.75	2-1-2024	175,000	172,234
Vici Properties LP	5.13	5-15-2032	210,000	194,849
Welltower Incorporated	4.95	9-1-2048	240,000	204,282
				4,704,380
Utilities: 6.75%
Electric utilities: 5.43%
Appalachian Power Company	3.40	6-1-2025	175,000	167,376
Appalachian Power Company	4.45	6-1-2045	175,000	146,176
Appalachian Power Company	7.00	4-1-2038	70,000	78,787
Arizona Public Service Company	3.15	5-15-2025	105,000	99,521
Arizona Public Service Company	4.50	4-1-2042	70,000	58,288
Berkshire Hathaway Energy	3.65	4-15-2029	685,000	634,844
Commonwealth Edison Company	3.80	10-1-2042	70,000	57,170
Duke Energy Incorporated	4.10	3-15-2043	210,000	174,989
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	97,062
Entergy Arkansas Incorporated	4.20	4-1-2049	280,000	233,897
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	84,150
Exelon Corporation	4.95	6-15-2035	140,000	132,645
Florida Power & Light Company	5.96	4-1-2039	175,000	186,887
Florida Power Corporation	5.65	4-1-2040	87,000	87,891
NSTAR Electric Company	5.50	3-15-2040	70,000	70,700
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	103,574
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	139,672
Pacific Gas & Electric Company	2.50	2-1-2031	410,000	319,527
PacifiCorp	3.60	4-1-2024	175,000	171,738
Peco Energy Company 1st Mortgage	2.85	9-15-2051	160,000	105,587
PPL Electric Utilities	4.75	7-15-2043	105,000	95,861
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	115,683
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	59,025
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	71,914
Southern California Edison Company	5.35	7-15-2035	126,000	122,494
Southern California Edison Company	5.50	3-15-2040	140,000	135,335
Southern California Edison Company	6.00	1-15-2034	70,000	73,288
The Southern Company	4.40	7-1-2046	185,000	152,246
Union Electric Company	8.45	3-15-2039	56,000	72,582
Virginia Electric & Power Company	3.10	5-15-2025	70,000	66,724
Virginia Electric & Power Company	4.45	2-15-2044	105,000	90,329
Virginia Electric & Power Company	6.00	1-15-2036	70,000	72,958
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Westar Energy Incorporated	4.10%	4-1-2043	$210,000	$ 173,054
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	72,281
				4,524,255
Gas utilities: 0.35%
CenterPoint Energy Incorporated	4.50	4-1-2044	175,000	155,717
One Gas Incorporated	3.61	2-1-2024	70,000	68,770
Southern California Gas Company	5.13	11-15-2040	70,000	65,700
				290,187
Multi-utilities: 0.97%
Ameren Illinois Company	3.70	12-1-2047	165,000	131,063
Consumers Energy Company	4.05	5-15-2048	290,000	242,152
Dominion Resources Incorporated	5.95	6-15-2035	157,000	161,244
Sempra Energy	3.25	6-15-2027	300,000	276,685
				811,144
Total Corporate bonds and notes (Cost $75,838,452)				68,203,611
Yankee corporate bonds and notes: 16.12%
Communication services: 0.94%
Diversified telecommunication services: 0.15%
Bell Canada Company	4.46	4-1-2048	150,000	127,646
Wireless telecommunication services: 0.79%
America Movil SAB de CV	4.38	4-22-2049	100,000	85,815
Rogers Communications Incorporated	3.63	12-15-2025	235,000	222,920
Rogers Communications Incorporated 144A	4.55	3-15-2052	200,000	159,509
Vodafone Group plc	4.38	2-19-2043	230,000	187,838
				656,082
Consumer discretionary: 0.92%
Internet & direct marketing retail: 0.92%
Alibaba Group Holding Limited	3.40	12-6-2027	200,000	183,645
Alibaba Group Holding Limited	3.60	11-28-2024	600,000	580,724
				764,369
Consumer staples: 0.15%
Beverages: 0.15%
Diageo Capital plc	5.88	9-30-2036	122,000	128,724
Energy: 1.36%
Oil, gas & consumable fuels: 1.36%
Canadian Natural Resources Limited	4.95	6-1-2047	110,000	95,603
Husky Energy Incorporated	6.80	9-15-2037	70,000	71,885
Shell International Finance BV	3.25	5-11-2025	350,000	337,077
Total Capital International SA	3.39	6-29-2060	105,000	75,329
Total Capital International SA	3.75	4-10-2024	350,000	343,910
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	212,459
				1,136,263
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Financials: 10.85%
Banks: 8.59%
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%) ±	1.72%	9-14-2027	$600,000	$ 517,101
Bank of Nova Scotia	4.50	12-16-2025	500,000	484,603
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	300,000	285,687
Barclays plc (1 Year Treasury Constant Maturity +2.30%) ±	5.30	8-9-2026	400,000	394,058
Cooperatieve Rabobank UA	3.75	7-21-2026	280,000	262,580
HSBC Holdings plc (U.S. SOFR +1.19%) ±	2.80	5-24-2032	600,000	478,954
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	375,854
ING Banking Group plc (U.S. SOFR +1.83%) ±	4.02	3-28-2028	200,000	187,822
ING Banking Group plc	4.55	10-2-2028	500,000	477,417
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +3.75%) ±	7.95	11-15-2033	200,000	218,991
National Australia Bank Limited	2.50	7-12-2026	800,000	735,235
Royal Bank of Canada	4.65	1-27-2026	700,000	682,897
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	601,808
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	790,000	734,612
Westpac Banking Corporation	2.15	6-3-2031	305,000	254,280
Westpac Banking Corporation	2.85	5-13-2026	500,000	466,143
				7,158,042
Consumer finance: 0.35%
Vale Overseas Limited Company	3.75	7-8-2030	335,000	291,294
Diversified financial services: 1.75%
AerCap Ireland Capital	3.00	10-29-2028	300,000	255,634
AerCap Ireland Capital	3.30	1-30-2032	150,000	120,036
Brookfield Finance Incorporated	3.63	2-15-2052	155,000	105,791
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	192,517
GE Capital International Funding Company	3.37	11-15-2025	550,000	522,099
Shell International Finance BV	3.75	9-12-2046	145,000	115,213
Shell International Finance BV	4.00	5-10-2046	175,000	145,357
				1,456,647
Insurance: 0.16%
XLIT Limited	5.25	12-15-2043	140,000	137,788
Health care: 0.91%
Health care equipment & supplies: 0.11%
DH Europe Finance II	3.40	11-15-2049	125,000	94,490
Pharmaceuticals: 0.80%
AstraZeneca plc	3.38	11-16-2025	500,000	480,107
AstraZeneca plc	4.38	11-16-2045	200,000	181,702
				661,809
Industrials: 0.10%
Road & rail: 0.10%
Canadian National Railway Company	3.65	2-3-2048	100,000	80,189
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Information technology: 0.33%
Semiconductors & semiconductor equipment: 0.33%
NXP BV	5.00%	1-15-2033	$290,000	$ 272,233
Materials: 0.56%
Chemicals: 0.14%
Nutrien Limited	6.13	1-15-2041	115,000	116,956
Metals & mining: 0.42%
ArcelorMittal SA	4.55	3-11-2026	245,000	238,529
Southern Copper Corp	5.88	4-23-2045	115,000	115,666
				354,195
Total Yankee corporate bonds and notes (Cost $14,475,464)				13,436,727

		Yield	Shares
Short-term investments: 0.88%
Investment companies: 0.88%
Allspring Government Money Market Fund Select Class ♠∞		4.39	733,533	733,533
Total Short-term investments (Cost $733,533)				733,533
Total investments in securities (Cost $91,047,449)	98.82%			82,373,871
Other assets and liabilities, net	1.18			980,114
Total net assets	100.00%			$83,353,985

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,000,151	$78,599,889	$(82,866,507)	$0	$0	$733,533	733,533	$34,984
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  13

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $90,313,916)	$ 81,640,338
Investments in affiliated securities, at value (cost $733,533)	733,533
Receivable for interest	986,921
Receivable from adviser	6,564
Prepaid expenses and other assets	2,164
Total assets	83,369,520
Liabilities
Custody and accounting fees payable	7,643
Interest holder report expenses payable	3,503
Professional fees payable	3,180
Trustees’ fees and expenses payable	938
Accrued expenses and other liabilities	271
Total liabilities	15,535
Total net assets	$83,353,985
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Investment Grade Corporate Bond Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Interest	$ 4,146,055
Income from affiliated securities	34,984
Total investment income	4,181,039
Expenses
Advisory fee	58,374
Custody and accounting fees	15,493
Professional fees	70,901
Interest holder report expenses	16,535
Trustees’ fees and expenses	22,179
Other fees and expenses	11,474
Total expenses	194,956
Less: Fee waivers and/or expense reimbursements	(130,745)
Net expenses	64,211
Net investment income	4,116,828
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(14,613,866)
Net change in unrealized gains (losses) on investments	(6,502,402)
Net realized and unrealized gains (losses) on investments	(21,116,268)
Net decrease in net assets resulting from operations	$(16,999,440)
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  15

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 4,116,828	$ 6,628,499
Net realized gains (losses) on investments	(14,613,866)	5,904,063
Net change in unrealized gains (losses) on investments	(6,502,402)	(20,234,065)
Net decrease in net assets resulting from operations	(16,999,440)	(7,701,503)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	28,448,205	41,021,656
Withdrawals	(138,513,787)	(52,684,124)
Net decrease in net assets resulting from capital transactions	(110,065,582)	(11,662,468)
Total decrease in net assets	(127,065,022)	(19,363,971)
Net assets
Beginning of period	210,419,007	229,782,978
End of period	$ 83,353,985	$210,419,007
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Investment Grade Corporate Bond Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(10.08)%	(3.73)%	2.46%	15.72%	2.29%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.10%	0.10%	0.10%	0.09%
Net expenses	0.06% *	0.06% *	0.06% *	0.07%	0.08%
Net investment income	3.53%	2.94%	3.24%	3.59%	3.74%
Supplemental data
Portfolio turnover rate	44%	46%	37%	18%	25%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.04%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  17

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Investment Grade Corporate Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

18  |  Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $91,203,390 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 417,813
Gross unrealized losses	(9,247,332)
Net unrealized losses	$(8,829,519)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 68,203,611	$0	$ 68,203,611
Yankee corporate bonds and notes	0	13,436,727	0	13,436,727
Short-term investments
Investment companies	733,533	0	0	733,533
Total assets	$733,533	$81,640,338	$0	$82,373,871
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030

Allspring Investment Grade Corporate Bond Portfolio  |  19

Notes to financial statements
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $50,181,771 and $148,266,990, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

20  |  Allspring Investment Grade Corporate Bond Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Investment Grade Corporate Bond Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring Investment Grade Corporate Bond Portfolio  |  21

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22  |  Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Investment Grade Corporate Bond Portfolio  |  23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24  |  Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Investment Grade Corporate Bond Portfolio  |  25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring Strategic Retirement
Bond Portfolio

Allspring Strategic Retirement Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Index† and 50% to the Bloomberg U.S. Government Intermediate Bond Index,†† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah#, Brian Prucyk#, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk, Nick Toporkov, CFA®‡#
Ten largest holdings (%) as of February 28, 2023[1]
TIPS, 2.38%, 1-15-2025	5.00
TIPS, 0.25%, 1-15-2025	4.97
TIPS, 0.13%, 7-15-2026	3.92
TIPS, 0.38%, 7-15-2027	3.91
TIPS, 0.75%, 7-15-2028	3.21
TIPS, 0.13%, 1-15-2030	3.16
TIPS, 0.63%, 7-15-2032	2.77
U.S. Treasury Note, 1.13%, 2-15-2031	2.57
TIPS, 0.13%, 7-15-2030	2.33
TIPS, 0.13%, 10-15-2025	2.23
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 28, 2023[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index measures the performance of the U.S. Treasury Inflation-Protected Securities (TIPS) market with maturities of more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index-eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.
††	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Boraiah, Mr. Prucyk and Mr. Toporkov became portfolio managers of the Portfolio on October 31, 2022.

2  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.50%
FFCB	3.38%	8-26-2024	$ 115,000	$ 112,099
FHLB	0.80	3-4-2026	75,000	66,607
FHLB	2.50	2-13-2024	10,000	9,739
FHLB	2.75	12-13-2024	20,000	19,241
FHLB	4.63	12-13-2024	120,000	119,073
FHLMC	0.38	7-21-2025	95,000	85,749
FNMA	0.38	8-25-2025	200,000	179,837
FNMA	0.63	4-22-2025	130,000	119,043
FNMA	1.50	2-12-2025	125,000	117,341
FNMA	1.88	9-24-2026	10,000	9,165
FNMA	2.13	4-24-2026	28,000	26,070
FNMA	6.63	11-15-2030	30,000	34,770
TVA	2.88	9-15-2024	120,000	115,973
Total Agency securities (Cost $1,047,865)				1,014,707
U.S. Treasury securities: 96.15%
TIPS	0.13	10-15-2024	381,790	371,470
TIPS	0.13	4-15-2025	218,340	209,726
TIPS	0.13	10-15-2025	674,948	646,718
TIPS	0.13	4-15-2026	124,505	117,785
TIPS	0.13	7-15-2026	1,197,465	1,135,136
TIPS	0.13	4-15-2027	646,550	604,233
TIPS	0.13	1-15-2030	1,009,496	914,396
TIPS	0.13	7-15-2030	746,729	674,351
TIPS	0.13	1-15-2031	233,755	209,281
TIPS	0.13	7-15-2031	503,908	449,467
TIPS	0.13	1-15-2032	626,418	553,262
TIPS	0.25	1-15-2025	1,485,066	1,437,106
TIPS	0.25	7-15-2029	197,273	181,959
TIPS	0.38	7-15-2025	43,809	42,416
TIPS	0.38	1-15-2027	190,466	180,481
TIPS	0.38	7-15-2027	1,195,238	1,131,234
TIPS	0.50	1-15-2028	415,163	391,988
TIPS	0.63	1-15-2026	137,414	132,649
TIPS	0.63	7-15-2032	868,377	802,689
TIPS	0.75	7-15-2028	969,658	927,861
TIPS	0.88	1-15-2029	599,531	574,004
TIPS	1.63	10-15-2027	325,660	325,491
TIPS	2.00	1-15-2026	119,642	119,963
TIPS	2.38	1-15-2025	1,439,294	1,448,590
TIPS	2.38	1-15-2027	217,841	222,509
TIPS	2.50	1-15-2029	41,476	43,398
TIPS	3.38	4-15-2032	167,228	192,243
TIPS	3.63	4-15-2028	18,352	20,049
TIPS	3.88	4-15-2029	379,178	427,484
U.S. Treasury Bond	6.13	11-15-2027	490,000	529,372
U.S. Treasury Bond	6.13	8-15-2029	115,000	128,036
U.S. Treasury Bond	6.25	5-15-2030	135,000	153,441
U.S. Treasury Bond	6.38	8-15-2027	125,000	135,488
U.S. Treasury Bond	6.88	8-15-2025	20,000	21,033
U.S. Treasury Note	0.13	2-15-2024	345,000	328,801
U.S. Treasury Note	0.25	5-31-2025	230,000	208,330
U.S. Treasury Note	0.25	7-31-2025	470,000	423,441
U.S. Treasury Note	0.38	9-15-2024	245,000	228,329
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  3

Portfolio of investments—February 28, 2023

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.38%	7-31-2027	$ 185,000	$ 156,426
U.S. Treasury Note	0.50	2-28-2026	255,000	226,701
U.S. Treasury Note	0.50	6-30-2027	320,000	272,788
U.S. Treasury Note	0.50	8-31-2027	10,000	8,482
U.S. Treasury Note	0.63	10-15-2024	240,000	223,866
U.S. Treasury Note	0.63	8-15-2030	45,000	35,392
U.S. Treasury Note	0.75	3-31-2026	50,000	44,740
U.S. Treasury Note	0.75	5-31-2026	140,000	124,474
U.S. Treasury Note	0.88	11-15-2030	265,000	211,752
U.S. Treasury Note	1.00	7-31-2028	630,000	534,319
U.S. Treasury Note	1.13	2-15-2031	915,000	744,581
U.S. Treasury Note	1.25	4-30-2028	120,000	103,833
U.S. Treasury Note	1.38	8-31-2026	380,000	343,188
U.S. Treasury Note	1.38	10-31-2028	205,000	176,540
U.S. Treasury Note	1.38	11-15-2031	705,000	573,887
U.S. Treasury Note	1.50	8-15-2026	325,000	294,963
U.S. Treasury Note	1.50	1-31-2027	275,000	247,135
U.S. Treasury Note	1.50	2-15-2030	140,000	118,880
U.S. Treasury Note	1.63	11-30-2026	410,000	371,947
U.S. Treasury Note	1.75	11-15-2029	85,000	73,957
U.S. Treasury Note	1.88	8-31-2024	160,000	152,669
U.S. Treasury Note	1.88	7-31-2026	20,000	18,416
U.S. Treasury Note	1.88	2-28-2029	445,000	392,487
U.S. Treasury Note	2.00	4-30-2024	10,000	9,646
U.S. Treasury Note	2.00	5-31-2024	269,000	258,870
U.S. Treasury Note	2.00	6-30-2024	185,000	177,578
U.S. Treasury Note	2.00	2-15-2025	37,000	35,069
U.S. Treasury Note	2.00	8-15-2025	235,000	220,827
U.S. Treasury Note	2.25	4-30-2024	235,000	227,372
U.S. Treasury Note	2.25	11-15-2024	240,000	229,538
U.S. Treasury Note	2.25	8-15-2027	40,000	36,772
U.S. Treasury Note	2.25	11-15-2027	390,000	357,338
U.S. Treasury Note	2.38	8-15-2024	240,000	230,953
U.S. Treasury Note	2.50	5-15-2024	235,000	227,776
U.S. Treasury Note	2.63	3-31-2025	345,000	330,553
U.S. Treasury Note	2.63	1-31-2026	445,000	422,559
U.S. Treasury Note	2.63	2-15-2029	85,000	78,246
U.S. Treasury Note	2.63	7-31-2029	95,000	87,111
U.S. Treasury Note	2.75	2-15-2024	35,000	34,215
U.S. Treasury Note	2.75	8-31-2025	325,000	310,743
U.S. Treasury Note	2.75	2-15-2028	240,000	224,550
U.S. Treasury Note	2.75	8-15-2032	430,000	390,763
U.S. Treasury Note	2.88	4-30-2025	10,000	9,617
U.S. Treasury Note	2.88	5-31-2025	490,000	470,898
U.S. Treasury Note	2.88	11-30-2025	125,000	119,678
U.S. Treasury Note	2.88	5-15-2028	250,000	234,746
U.S. Treasury Note	2.88	8-15-2028	245,000	229,601
U.S. Treasury Note	4.00	12-15-2025	110,000	108,530
U.S. Treasury Note	6.00	2-15-2026	146,000	152,017
U.S. Treasury Note	6.50	11-15-2026	30,000	32,168
U.S. Treasury Note	6.63	2-15-2027	235,000	254,488
U.S. Treasury Note	6.75	8-15-2026	220,000	236,320
Total U.S. Treasury securities (Cost $29,844,217)				27,834,175

The accompanying notes are an integral part of these financial statements.

4  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—February 28, 2023

		Yield	Shares	Value
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	19,514	$ 19,514
Total Short-term investments (Cost $19,514)				19,514
Total investments in securities (Cost $30,911,596)	99.72%			28,868,396
Other assets and liabilities, net	0.28			79,700
Total net assets	100.00%			$28,948,096

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$331,202	$21,914,315	$(22,226,003)	$0	$0	$19,514	19,514	$10,367
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  5

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $30,892,082)	$ 28,848,882
Investments in affiliated securities, at value (cost $19,514)	19,514
Receivable for interest	74,773
Receivable from adviser	9,406
Prepaid expenses and other assets	8,492
Total assets	28,961,067
Liabilities
Custody and accounting fees payable	5,131
Interest holder report expenses payable	4,210
Trustees’ fees and expenses payable	1,848
Accrued expenses and other liabilities	1,782
Total liabilities	12,971
Total net assets	$28,948,096
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Strategic Retirement Bond Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Interest	$ 1,777,609
Income from affiliated securities	10,367
Total investment income	1,787,976
Expenses
Advisory fee	18,805
Custody and accounting fees	11,500
Professional fees	88,343
Interest holder report expenses	13,104
Trustees’ fees and expenses	22,179
Other fees and expenses	3,715
Total expenses	157,646
Less: Fee waivers and/or expense reimbursements	(133,952)
Net expenses	23,694
Net investment income	1,764,282
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,699,554)
Net change in unrealized gains (losses) on investments	(3,019,013)
Net realized and unrealized gains (losses) on investments	(4,718,567)
Net decrease in net assets resulting from operations	$(2,954,285)
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  7

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 1,764,282	$ 4,596,973
Net realized gains (losses) on investments	(1,699,554)	79,947
Net change in unrealized gains (losses) on investments	(3,019,013)	(2,573,630)
Net increase (decrease) in net assets resulting from operations	(2,954,285)	2,103,290
Capital transactions
Transactions in investors’ beneficial interests
Contributions	7,946,181	19,610,330
Withdrawals	(41,936,041)	(110,936,963)
Net decrease in net assets resulting from capital transactions	(33,989,860)	(91,326,633)
Total decrease in net assets	(36,944,145)	(89,223,343)
Net assets
Beginning of period	65,892,241	155,115,584
End of period	$ 28,948,096	$ 65,892,241
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Strategic Retirement Bond Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(6.60)%	1.82%	3.73%	7.75%	2.47%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.12%	0.15%	0.18%	0.16%
Net expenses	0.06% *	0.06% *	0.07% *	0.11%	0.14%
Net investment income	4.69%	3.21%	1.01%	2.27%	2.23%
Supplemental data
Portfolio turnover rate	43%	27%	44%	41%	23%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.36%
Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  9

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Retirement Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

10  |  Allspring Strategic Retirement Bond Portfolio

Notes to financial statements
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $30,992,829 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 2,445
Gross unrealized losses	(2,126,878)
Net unrealized losses	$(2,124,433)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 1,014,707	$0	$ 1,014,707
U.S. Treasury securities	27,834,175	0	0	27,834,175
Short-term investments
Investment companies	19,514	0	0	19,514
Total assets	$27,853,689	$1,014,707	$0	$28,868,396
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030

Allspring Strategic Retirement Bond Portfolio  |  11

Notes to financial statements
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments in U.S. government obligations, excluding short-term securities, for the year ended February 28, 2023 were $16,283,864 and $49,377,150, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

12  |  Allspring Strategic Retirement Bond Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Strategic Retirement Bond Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring Strategic Retirement Bond Portfolio  |  13

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

14  |  Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Strategic Retirement Bond Portfolio  |  15

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

16  |  Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Strategic Retirement Bond Portfolio  |  17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2023
Allspring U.S. REIT Portfolio

Allspring U.S. REIT Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Dow Jones U.S. Select REIT Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Petros N. Bocray, CFA®‡, FRM
Ten largest holdings (%) as of February 28, 2023[1]
Prologis Incorporated	12.27
Equinix Incorporated	6.86
Public Storage Incorporated	5.09
Realty Income Corporation	4.32
Simon Property Group Incorporated	4.30
Welltower Incorporated	3.77
Digital Realty Trust Incorporated	3.23
AvalonBay Communities Incorporated	2.60
Alexandria Real Estate Equities Incorporated	2.41
Extra Space Storage Incorporated	2.38
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

†	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring U.S. REIT Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Common stocks: 98.64%
Real estate: 98.64%
Equity REITs: 98.64%
Acadia Realty Trust	1,757	$ 25,599
Agree Realty Corporation	1,639	116,008
Alexandria Real Estate Equities Incorporated	2,763	413,842
American Assets Trust Incorporated	962	24,271
American Homes 4 Rent Class A	5,680	176,194
Americold Realty Trust	4,985	146,559
Apartment Income REIT Corporation	2,774	104,857
Apartment Investment & Management Company Class A	2,805	21,038
Apple Hospitality REIT Incorporated	3,936	64,983
Ashford Hospitality Trust Incorporated †	638	3,158
AvalonBay Communities Incorporated	2,589	446,654
Boston Properties Incorporated	2,639	172,802
Brandywine Realty Trust	3,175	18,701
Brixmor Property Group Incorporated	5,550	125,652
Broadstone Net Lease Incorporated	3,204	56,871
Camden Property Trust	1,971	226,192
CareTrust REIT Incorporated	1,795	35,308
Centerspace REIT †	278	17,406
Chatham Lodging Trust	902	11,013
City Office REIT Incorporated	734	6,210
Community Healthcare Trust Incorporated †	435	16,852
Corporate Office Properties Trust	2,080	52,894
Cousins Properties Incorporated	2,802	68,621
CubeSmart	4,156	195,290
DiamondRock Hospitality	3,874	33,781
Digital Realty Trust Incorporated	5,321	554,608
Diversified Healthcare Trust	4,436	4,347
Douglas Emmett Incorporated	3,252	45,951
Easterly Government Properties Incorporated †	1,679	25,353
EastGroup Properties Incorporated	806	131,596
Empire State Realty Trust Incorporated Class A	2,433	17,737
EPR Properties	1,388	56,686
Equinix Incorporated	1,713	1,179,007
Equity Commonwealth	2,024	42,970
Equity Lifestyle Properties Incorporated †	3,237	221,767
Equity Residential	6,294	393,501
Essential Properties Realty	2,634	67,852
Essex Property Trust Incorporated	1,198	273,216
Extra Space Storage Incorporated	2,479	408,167
Federal Realty Investment Trust	1,353	144,473
First Industrial Realty Trust Incorporated	2,444	128,921
Four Corners Property Trust Incorporated	1,552	42,137
Franklin Street Properties Corporation	1,700	4,114
Getty Realty Corporation	787	27,018
Global Medical REIT Incorporated †	1,139	11,458
Global Net Lease Incorporated	1,921	27,125
Healthcare Realty Trust Incorporated †	7,043	137,339
Healthpeak Properties Incorporated	9,947	239,325
Hersha Hospitality Trust	608	5,083
Highwoods Properties Incorporated	1,946	51,569
Host Hotels & Resorts Incorporated	13,233	222,314
Hudson Pacific Properties Incorporated	2,373	21,903
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  3

Portfolio of investments—February 28, 2023

	Shares	Value
Equity REITs (continued)
Independence Realty Trust Incorporated	4,142	$ 74,929
Industrial Logistics Properties Trust	1,213	4,973
Innovative Industrial Properties Incorporated	399	35,276
Invitation Homes Incorporated	10,749	336,014
JBG Smith Properties	1,831	31,585
Kilroy Realty Corporation	1,945	70,059
Kimco Realty Corporation	11,445	235,881
Kite Realty Group Trust	4,054	88,053
Life Storage Incorporated	1,573	189,578
LTC Properties Incorporated	749	26,829
LXP Industrial Trust	5,102	53,214
Medical Properties Trust Incorporated	11,066	113,980
Mid-America Apartment Communities Incorporated	2,137	342,134
National Health Investors Incorporated	802	44,110
National Retail Properties Incorporated	3,307	149,869
National Storage Affiliates Trust	1,563	66,115
NETSTREIT Corporation	1,014	20,473
NexPoint Residential Trust Incorporated	420	20,341
Office Properties Income Trust	898	14,763
Omega Healthcare Investors Incorporated	4,333	116,081
Orion Office Incorporated	1,047	8,962
Paramount Group Incorporated	3,050	16,074
Park Hotels & Resorts Incorporated	4,161	57,214
Pebblebrook Hotel Trust	2,432	34,705
Piedmont Office Realty Trust Incorporated Class A	2,283	20,889
Plymouth Industrial Incorporated	721	15,595
Prologis Incorporated	17,084	2,108,166
Public Storage Incorporated	2,925	874,429
Realty Income Corporation	11,606	742,204
Regency Centers Corporation	2,850	179,265
Retail Opportunity Investment Corporation	2,304	32,786
Rexford Industrial Realty Incorporated	3,395	205,262
RLJ Lodging Trust	2,999	34,009
RPT Realty	1,577	16,905
Ryman Hospitality Properties Incorporated	1,021	94,718
Service Properties Trust	3,061	33,610
Simon Property Group Incorporated	6,051	738,767
SITE Centers Corporation	3,421	45,739
SL Green Realty Corporation †	1,189	40,485
Spirit Realty Capital Incorporated †	2,583	106,368
STAG Industrial Incorporated	3,316	111,550
Summit Hotel Properties Incorporated	1,977	14,630
Sun Communities Incorporated	2,293	328,220
Sunstone Hotel Investors Incorporated	3,893	41,149
Tanger Factory Outlet Centers Incorporated	1,930	36,458
Terreno Realty Corporation	1,238	77,016
The Macerich Company	3,975	47,501
The Necessity Retail REIT Incorporated	2,483	17,033
UDR Incorporated	5,662	242,560
UMH Properties Incorporated	959	16,313
Universal Health Realty Income Trust	235	12,460
Urban Edge Properties	2,173	33,464
Ventas Incorporated	7,397	359,864
Veris Residential Incorporated †	1,465	23,645
Vornado Realty Trust	2,981	58,964
Washington REIT	1,618	30,111
The accompanying notes are an integral part of these financial statements.

4  |  Allspring U.S. REIT Portfolio

Portfolio of investments—February 28, 2023

	Shares	Value
Equity REITs (continued)
Welltower Incorporated	8,745	$ 648,179
WP Carey Incorporated	3,850	312,466
Xenia Hotels & Resorts Incorporated	2,106	29,568
Total Common stocks (Cost $15,531,539)		16,947,853

		Yield
Short-term investments: 1.27%
Investment companies: 1.27%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	218,495	218,495
Total Short-term investments (Cost $218,495)				218,495
Total investments in securities (Cost $15,750,034)	99.91%			17,166,348
Other assets and liabilities, net	0.09			15,993
Total net assets	100.00%			$17,182,341

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$102,224	$10,467,409	$(10,351,138)	$0	$0	$218,495	218,495	$3,830
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  5

Statement of assets and liabilities—February 28, 2023

Assets
Investments in unaffiliated securities, at value (cost $15,531,539)	$ 16,947,853
Investments in affiliated securities, at value (cost $218,495)	218,495
Cash	90
Receivable for dividends	21,990
Receivable from adviser	7,648
Total assets	17,196,076
Liabilities
Custody and accounting fees payable	10,342
Interest holder report expenses payable	3,222
Accrued expenses and other liabilities	171
Total liabilities	13,735
Total net assets	$17,182,341
The accompanying notes are an integral part of these financial statements.

6  |  Allspring U.S. REIT Portfolio

Statement of operations—year ended February 28, 2023

Investment income
Dividends	$ 489,002
Income from affiliated securities	3,830
Total investment income	492,832
Expenses
Advisory fee	17,245
Custody and accounting fees	36,542
Professional fees	50,569
Interest holder report expenses	15,158
Trustees’ fees and expenses	22,179
Other fees and expenses	3,247
Total expenses	144,940
Less: Fee waivers and/or expense reimbursements	(121,487)
Net expenses	23,453
Net investment income	469,379
Realized and unrealized gains (losses) on investments
Net realized gains on investments	3,163,687
Net change in unrealized gains (losses) on investments	(5,403,593)
Net realized and unrealized gains (losses) on investments	(2,239,906)
Net decrease in net assets resulting from operations	$(1,770,527)
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  7

Statement of changes in net assets

	Year ended February 28, 2023	Year ended February 28, 2022
Operations
Net investment income	$ 469,379	$ 471,946
Net realized gains on investments	3,163,687	3,936,717
Net change in unrealized gains (losses) on investments	(5,403,593)	1,722,342
Net increase (decrease) in net assets resulting from operations	(1,770,527)	6,131,005
Capital transactions
Transactions in investors’ beneficial interests
Contributions	9,157,697	5,084,311
Withdrawals	(14,709,412)	(12,299,436)
Net decrease in net assets resulting from capital transactions	(5,551,715)	(7,215,125)
Total decrease in net assets	(7,322,242)	(1,084,120)
Net assets
Beginning of period	24,504,583	25,588,703
End of period	$ 17,182,341	$ 24,504,583
The accompanying notes are an integral part of these financial statements.

8  |  Allspring U.S. REIT Portfolio

Financial highlights
	Year ended February 28
	2023	2022	2021	2020 [1]	2019
Total return	(13.39)%	25.46%	3.45%	2.65%	19.52%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.67%	0.48%	0.43%	0.26%
Net expenses	0.14% *	0.14% *	0.14% *	0.19%	0.23%
Net investment income	2.72%	1.85%	1.93%	2.73%	2.91%
Supplemental data
Portfolio turnover rate	54%	41%	71%	26%	20%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2023	0.70%
Year ended February 28, 2022	0.53%
Year ended February 28, 2021	0.34%

[1]	Year ended February 29
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  9

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring U.S. REIT Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

10  |  Allspring U.S. REIT Portfolio

Notes to financial statements
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes was $17,131,348 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,932,971
Gross unrealized losses	(1,897,971)
Net unrealized gains	$ 35,000
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$ 16,947,853	$0	$0	$ 16,947,853
Short-term investments
Investment companies	218,495	0	0	218,495
Total assets	$17,166,348	$0	$0	$17,166,348
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060

Allspring U.S. REIT Portfolio  |  11

Notes to financial statements
For the year ended February 28, 2023, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2023 were $9,401,797 and $14,231,340, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the real estate sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

12  |  Allspring U.S. REIT Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring U.S. REIT Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

Allspring U.S. REIT Portfolio  |  13

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

14  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring U.S. REIT Portfolio  |  15

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

16  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring U.S. REIT Portfolio  |  17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Master Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2023	Fiscal year ended February 28, 2022
Audit fees	$422,159	$447,179
Audit-related fees	—	—
Tax fees (1)	79,620	78,570
All other fees	—	—

	$501,779	$525,749

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services. If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 26, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: April 26, 2023